Registration No. 33-11489
                                                                        811-3098
              As filed with the Securities and Exchange Commission
                                 April 30, 1997
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                         POST-EFFECTIVE AMENDMENT NO. 12
                                       TO
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
Pre-Effective Amendment No.                                                  [ ]

Post-Effective Amendment No.           12                                    [X]


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]


Amendment No.    16                                                          [X]


--------------------------------------------------------------------------------
          RELIASTAR BANKERS SECURITY VARIABLE ANNUITY FUNDS M, P AND Q
                           (Exact Name of Registrant)
                RELIASTAR BANKERS SECURITY LIFE INSURANCE COMPANY
                               (Name of Depositor)
                          1000 Woodbury Lane, Suite 102
                            Woodbury, New York 11797
         (Address of Depositor's Principal Executive Offices) (Zip Code)
        Depositor's Telephone Number, including Area Code: (516) 682-8700
--------------------------------------------------------------------------------


                             Jeffrey A. Proulx, Esq.


                ReliaStar Bankers Security Life Insurance Company
                           20 Washington Avenue South
                          Minneapolis, Minnesota 55401
                     (Name and Address of Agent of Service)



Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate space):

[ ]   immediately upon filing pursuant to paragraph (b) of Rule 485
[X]   on April 30, 1996 pursuant to paragraph (b) of Rule 485
[ ]   60 days after filing pursuant to paragraph (a) of Rule 485
[ ]   on (date) pursuant to paragraph (a) of Rule 485.



If appropriate, check the following box:

[X] this Post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

Registrant has chosen to register an indefinite amount of securities in accordance with Rule 24f-2. The Rule 24f-2 Notice for Registrant's most recent fiscal year was filed on or about February 20, 1997.
--------------------------------------------------------------------------------



          RELIASTAR BANKERS SECURITY VARIABLE ANNUITY FUNDS M, P AND Q


                              CROSS REFERENCE SHEET
                             PURSUANT TO RULE 495(A)

     FORM N-4
    ITEM NUMBER     PART A HEADING IN PROSPECTUS
    -----------     ----------------------------
         1.         Cover Page
         2.         Glossary of Special Terms
         3.         Summary
         4.         Condensed Financial Information
         5.         The Company; The Separate Accounts; The Funds
         6.         Summary of Contract Expenses; Charges and Other Deductions
         7.         Summary; Accumulation Period - Deferred Variable Annuities; Miscellaneous
                    Contract Provisions
         8.         Annuity Period
         9.         Death Benefit During the Accumulation Period
         10.        Purchase of Contracts; Accumulation Period - Deferred Variable Annuities
         11.        Surrenders Without Charge; Surrender and Termination; Right to Examine
                    Contract
         12.        Federal Income Tax Status
         13.        Litigation
         14.        Statement of Additional Information

                    PART B HEADING IN STATEMENT OF ADDITIONAL INFORMATION
                    -----------------------------------------------------
         15.        Cover Page
         16.        Table of Contents
         17.        General Information about the Company
         18.        Custodian and Accountants
         19.        Underwriter
         20.        Underwriter
         21.        Calculation of Performance Data
         22.        Annuity Period (in Prospectus)
         23.        Financial Statements

                    PART C HEADINGS
                    ---------------
         24.        Financial Statements and Exhibits
         25.        Directors and Officers of the Depositor
         26.        Persons Controlled by or Under Common Control with the Depositor or
                    Registrant
         27.        Number of Contract Owners
         28.        Indemnification
         29.        Principal Underwriters
         30.        Location of Accounts and Records
         31.        Management Services
         32.        Undertakings





            RELIASTAR BANKERS SECURITY VARIABLE ANNUITY FUNDS P AND Q
             INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS
                                   OFFERED BY
                RELIASTAR BANKERS SECURITY LIFE INSURANCE COMPANY
             1000 WOODBURY ROAD, SUITE 102, WOODBURY, NEW YORK 11797

     This Prospectus describes individual flexible payment variable annuity contracts (the "Contracts") issued by ReliaStar Bankers Security Life Insurance Company ("ReliaStar" or the "Company"). The Contracts provide Deferred Variable Annuities with an Accumulation Period on a variable or fixed basis and for payment of annuity benefits on a fixed basis, a variable basis, or a combination thereof. The Contracts may be purchased for individual plans which qualify for certain Federal tax benefits available under the Internal Revenue Code ("Qualified Plans") or may be issued for deferred compensation and other plans which do not qualify under such Code sections ("Non-Qualified Plans"). Purchase payments, after deductions for any applicable premium taxes, are allocated to ReliaStar Bankers Security Variable Annuity Fund P ("Separate Account P") for Non-Qualified Plans and to ReliaStar Bankers Security Variable Annuity Fund Q ("Separate Account Q") for Qualified Plans. The Owner of the Contract directs the Company to allocate such net purchase payments to a Fixed Account or up to seventeen of nineteen variable sub-accounts ("Sub-Accounts") that are established within each Separate Account. Each Sub-Account invests exclusively in shares of one of the following portfolios of mutual funds (collectively, the "Funds"):

Northstar Variable Trust                    Oppenheimer Variable Account Funds  Fidelity Variable Insurance Products Fund
         - Growth Fund                      - Capital Appreciation Fund         and Variable Insurance Products Fund II
         - Income and Growth Fund           - Growth Fund                       - Growth Portfolio
         - High Yield Bond Fund             - Multiple Strategies Fund          - Contrafund Portfolio
                                            - Global Securities Fund            - Equity-Income Portfolio
                                            - Bond Fund                         - Index 500 Portfolio
Alliance Variable Products Series Fund      - Strategic Bond Fund               - Asset Manager Portfolio
         - Growth and Income Portfolio      - High Income Fund                  - Investment Grade Bond Portfolio
         - Short-Term Multi-Market          - Money Fund
            Portfolio


     THE MINIMUM INITIAL PURCHASE PAYMENT FOR SEPARATE ACCOUNT P IS $1,000 ($100 FOR AUTOMATIC PAYMENT PLANS) WITH SUBSEQUENT MINIMUM PAYMENTS OF AT LEAST $100 UNLESS WAIVED BY RELIASTAR. THE MINIMUM INITIAL PAYMENT FOR SEPARATE ACCOUNT Q IS $250 ($50 FOR AUTOMATIC PAYMENT PLANS) WITH SUBSEQUENT PAYMENTS OF AT LEAST $50 UNLESS WAIVED BY RELIASTAR. NO CONTRACT PAYMENTS WILL BE ACCEPTED WITH RESPECT TO AN ANNUITANT OR CONTRACT OWNER WHO IS OLDER THAN EIGHTY YEARS OF AGE.

     This Prospectus provides information a prospective investor should know before investing and should be kept for future reference.

     Additional information about the Contracts has been filed with the Securities and Exchange Commission ("SEC") in a Statement of Additional Information, dated April 30, 1997, which is incorporated herein by reference. The Statement of Additional Information, the table of contents of which is set forth on page 32 of this Prospectus, is available without charge upon request by writing to ReliaStar at the above address or by calling 1-800-338-7737, and may also be obtained by accessing the SEC's internet web site (http://www.sec.gov).

     Information about the Fixed Account may be found on page 32 of this Prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. SHARES OF THE FUNDS AND INTERESTS IN THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, A BANK, AND THE SHARES AND INTERESTS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

THIS PROSPECTUS IS ACCOMPANIED BY THE CURRENT PROSPECTUS OF OPPENHEIMER VARIABLE ACCOUNT FUNDS, ALLIANCE VARIABLE PRODUCTS SERIES FUNDS, FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND, FIDELITY INVESTMENTS VARIABLE INSURANCE
PRODUCTS FUND II AND NORTHSTAR VARIABLE TRUST. NO OFFER IS BEING MADE OF A CONTRACT FUNDED BY ANY UNDERLYING FUNDS FOR WHICH A CURRENT PROSPECTUS HAS NOT BEEN DELIVERED.


                  The date of this Prospectus is April 30, 1997



                   TABLE OF CONTENTS
                   -----------------

HEADING                                                PAGE
-------                                                ----
GLOSSARY OF SPECIAL TERMS....................................3
SUMMARY......................................................4
SUMMARY OF CONTRACT EXPENSES.................................5
CONDENSED FINANCIAL INFORMATION..............................8
THE COMPANY.................................................12
THE SEPARATE ACCOUNTS.......................................12
THE FUNDS...................................................13
PURCHASE OF CONTRACTS.......................................15
CHARGES AND OTHER DEDUCTIONS................................16
   A. Contingent Deferred Sales Charge......................16
   B. Surrenders Without Charge.............................17
   C. Mortality and Expense Risk Charges....................18
   D. Contract Maintenance Charge...........................18
   E. Premium Taxes.........................................18
   F. Other Charges.........................................18
   G. Reduction or Elimination of Charges...................18
ACCUMULATION PERIOD - DEFERRED
  VARIABLE ANNUITIES........................................19
   A. Crediting Accumulation Units..........................19
   B. Value of an Accumulation Unit.........................19
   C. Death Benefit During the Accumulation Period..........19
   D. Transfers Between Sub-Accounts........................20
   E. Dollar Cost Averaging.................................20
   F. Systematic Withdrawal Program.........................21
   G. Surrender and Termination.............................21
ANNUITY PERIOD..............................................22
   A. Annuity Commencement Date.............................22
   B. Annuity Options.......................................22
   C. Allocation of Annuity.................................23
   D. Value of an Annuity Unit..............................23
   E. Frequency and Amount of Annuity Payments..............23
   F. Assumed Investment Rate...............................24
MISCELLANEOUS CONTRACT PROVISIONS...........................24
   A. Time of Payments......................................24
   B. Right to Examine Contract.............................24
   C. Amendment of Contract.................................24
   D. Reports to Contract Owners............................24
   E. Assignment............................................24
   F. Substitution of Fund Shares...........................24
   G. Ownership of the Contract.............................25
FEDERAL INCOME TAX STATUS...................................25
   A. Introduction..........................................25
   B. Tax Status............................................25
   C. Taxation of Annuities in General/Non-Qualified Plans..25
   D. Additional Considerations.............................26
   E. Qualified Plans.......................................28
   F. Withholding Requirements Where Rollovers are
           Distributed Directly to Participant..............29
   G. Seek Tax Advice.......................................29
REGULATION..................................................29
   A. State.................................................29
   B. Proposed Unisex Legislation...........................30
VOTING RIGHTS...............................................30
TEXAS OPTIONAL RETIREMENT PROGRAM...........................30
LITIGATION..................................................30
REGISTRATION STATEMENT......................................30
LEGAL OPINIONS..............................................31
PERFORMANCE DATA............................................31
FINANCIAL STATEMENTS........................................32
STATEMENT OF ADDITIONAL INFORMATION.........................32
THE FIXED ACCOUNT...........................................32
APPENDIX I..................................................34
APPENDIX II.................................................36
APPENDIX III................................................37


                            GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD - The period between the date the Contract is issued and the Annuity Commencement Date.

ACCUMULATION UNIT - An accounting unit used to value a Contract Owner's interest prior to the Annuity Commencement Date.

ANNUITANT - The person designated to receive or who is receiving annuity payments.

ANNUITY COMMENCEMENT DATE - The date on which annuity payments are to commence.

ANNUITY OPTION - The provisions under which a series of annuity payments is made to the Annuitant.

ANNUITY UNIT - An accounting unit of measure used to calculate the value of second and subsequent variable annuity payments.

BENEFICIARY - The person to receive benefits under a Contract upon the Annuitant's death.

CONTRACT ANNIVERSARY - The same day and month that the Contract is issued in each subsequent year.

CONTRACT OWNER - The person or entity with legal rights of ownership of the Contract.

CONTRACT OWNER'S INDIVIDUAL ACCOUNT - The sum of all values in the Sub-Accounts of the Separate Accounts and the Fixed Account credited to a Contract Owner during the Accumulation Period.

CONTRACT VALUE - The value of the Contract Owner's Individual Account.

FIXED ACCOUNT - Assets of ReliaStar other than those allocated to any separate account of ReliaStar.

FIXED ACCOUNT VALUE - The Contract Value allocated to the Fixed Account, which accumulates in ReliaStar's general account.

FIXED ANNUITY - An annuity with payments which remain fixed throughout the annuity period and do not vary with investment experience.

JOINT ANNUITANT - The designated second person under a joint and survivor life annuity.

PURCHASE PAYMENT - An initial or subsequent Purchase Payment to purchase an annuity.

SEPARATE ACCOUNTS P AND Q - Segregated investment accounts established by ReliaStar pursuant to applicable law and registered as a unit investment trust under the Investment Company Act of 1940, as amended.

SUB-ACCOUNT - A division of the Separate Accounts whose assets are invested in shares of corresponding underlying portfolios.


VALUATION DATE - Each day on which the New York Stock Exchange is open for business, except for a day that a Sub-Account's corresponding Fund does not value its shares. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day; Presidents' Day; Good Friday; Memorial Day; July Fourth; Labor Day; Thanksgiving Day; and Christmas Day.


VALUATION PERIOD - The interval of time between two consecutive Valuation Dates measured from the daily closing of the New York Stock Exchange.

VARIABLE ANNUITY - An annuity with payments varying as to dollar amount in relation to the investment experience of the Sub-Account.


                                     SUMMARY

     The Contracts are flexible premium individual deferred variable/fixed annuity contracts issued by the Separate Accounts and the Company (see "The Company" and "The Separate Accounts" on page 12). They are sold to or in connection with retirement plans which may or may not qualify for special federal tax treatment under the Internal Revenue Code (see "Federal Income Tax Status" on page 25). Annuity payments under the Contracts are deferred until a later date.

     Purchase payments may be allocated to up to seventeen of the nineteen available Sub-Accounts of each Separate Account and/or to the Fixed Account (see "The Funds" on page 13). Purchase payments allocated to the Sub-Accounts of the Separate Accounts will be invested in shares at net asset value of one or more of the Funds. The Contract Value and the amount of variable annuity payments will vary, primarily based on the investment performance of the Funds whose shares are held in the Sub-Accounts selected.

     No deduction for a sales charge is made from the purchase payments for the Contracts. However, a Surrender Charge (Contingent Deferred Sales Charge) may, with certain exceptions, apply to whole or partial surrenders of purchase payments that have been credited under the Contract for less than eight Contract years, on a pro-rata basis, unless ReliaStar is otherwise instructed by the Contract Owner. The Surrender Charge will also apply at the time the annuity payments begin, with certain exceptions (see "Contingent Deferred Sales Charge," page 16).

     In addition, on each Contract Anniversary (and on the surrender of the Contract for its full value if it is not surrendered on a Contract Anniversary) the Company will deduct from the Contract Value a Contract Maintenance Charge of $30. The Contract Maintenance Charge is to reimburse the Company for administrative expenses relating to the issue and maintenance of the Contracts (see "Contract Maintenance Charge" on page 18).

     The Company also deducts mortality and expense risk charges equal to an annual rate of 1.25% of the daily asset value of the Sub-Accounts of each Separate Account (see "Mortality Expense Risk Charges" on page 18).


     The minimum initial purchase payment must be at least $1,000 ($100 for automatic payment plans) for a Non-Qualified Plan, and no subsequent individual payment may be less than $100 unless waived by ReliaStar. If the Contract is being purchased by or in connection with a Qualified Plan, the minimum initial purchase payment is $250 ($50 for automatic payment plans), and no subsequent individual payment may be less than $50 unless waived by ReliaStar. The Company may choose not to accept any subsequent purchase payment if the additional purchase payment, when added to the Contract Value at the next Valuation Date, would exceed $250,000. No purchase payments will be accepted with respect to an Annuitant or Contract Owner who is older than 80 years of age. The Company reserves the right to accept smaller initial and subsequent purchase payments in connection with special circumstances, including sales through group or sponsored arrangements.

     If the Contract Value at the Annuity Commencement Date is less than $2,000, the Contract Value may be distributed in a single sum payment in lieu of annuity payments. If the net Contract Value is not less than $2,000 but any annuity payment would be less than $20, the Company has the right to change the frequency of payments to such intervals as will result in payments of at least $20 (see "Frequency and Amount of Annuity Payments" on page 23). The minimum frequency and amount of annuity payments or the minimum Contract Value required for annuity payments may vary by state.


     Premium taxes payable to any governmental entity will be charged against the Contracts (see "Premium Taxes" on page 18).

     The Contract Owner may request early withdrawal or surrender of all or part of the Contract Value before the Annuity Commencement Date (see "Systematic Withdrawal Program" and "Surrender and Termination" on page 21). Under the Internal Revenue Code, penalty taxes may apply to the early withdrawal of amounts accumulated under a Contract whether or not such Contract is part of a Qualified Plan (see "Federal Income Tax Status" on page 25).

     The Contract Owner may return the Contract within twenty days after it was delivered to the Contract Owner, and receive a refund of the Contract Value unless otherwise required by law (see "Right to Examine Contract" on page 24).


                          SUMMARY OF CONTRACT EXPENSES

CONTRACT OWNER TRANSACTION EXPENSES

Sales load imposed on purchases (as a percentage of purchase payments)............................................................0%

Contingent Deferred Sales Charge (Surrender Charge) as a percentage of purchase payments:

                  YEARS FROM RECEIPT OF           CONTINGENT DEFERRED SALES
                    PURCHASE PAYMENT(a)              CHARGE DEDUCTION
                  ------------------                 ----------------
                            0-1                                7%
                            1-2                                7%
                            2-3                                6%
                            3-4                                5%
                            4-5                                4%
                            5-6                                3%
                            6-7                                2%
                            7-8                                1%
                            8+                                 0%

(a) The eight year Surrender Charge period is measured from the date of each purchase payment. There is no Surrender Charge for purchase payments more than eight years old. Under certain circumstances, partial Contract Values may be surrendered without charge. However, such surrenders may be subject to Federal tax penalties (see "Surrenders Without Charge," page 17).

Charge for transfers among sub-accounts...........................................................................................0%

ANNUAL CONTRACT MAINTENANCE CHARGE...............................................................................................$30

SEPARATE ACCOUNT ANNUAL EXPENSES

     Mortality and Expense Risk Charge (as percentage of the average Sub-Account value)........................................1.25%

     Account Fees and Expenses....................................................................................................0%

     Total Separate Account Annual Expenses....................................................................................1.25%






ANNUAL FUND EXPENSES AFTER REIMBURSEMENT1 (AS PERCENTAGE OF EACH FUND'S AVERAGE NET ASSETS) PAID BY EACH FUND IN ITS FISCAL YEAR ENDED DECEMBER 31, 1996. TOTAL EXPENSES FOR THE FUNDS ARE RESTATED TO REFLECT CURRENT MANAGEMENT CHARGES.



                                                 MANAGEMENT                OTHER        TOTAL FUND
                                                    FEES                EXPENSES        ANNUAL EXPENSES
                                                    ----                --------        ---------------
OPPENHEIMER MONEY FUND                              .45%                    .04%                     .49%
OPPENHEIMER HIGH INCOME FUND                        .75%                    .06%                     .81%
OPPENHEIMER BOND FUND                               .74%                    .04%                     .78%
OPPENHEIMER STRATEGIC BOND FUND                     .75%                    .10%                     .85%
OPPENHEIMER CAPITAL APPRECIATION FUND               .72%                    .03%                     .75%
OPPENHEIMER GROWTH FUND                             .75%                    .03%                     .78%
OPPENHEIMER MULTIPLE STRATEGIES FUND                .73%                    .04%                     .77%
OPPENHEIMER GLOBAL SECURITIES FUND                  .73%                    .08%                     .81%
ALLIANCE GROWTH AND INCOME PORTFOLIO                .63%                    .19%                     .82%
ALLIANCE SHORT-TERM MULTI-MARKET PORTFOLIO          .00%                    .95%                     .95%
FIDELITY CONTRAFUND PORTFOLIO                       .61%                    .13%                     .74%2
FIDELITY EQUITY INCOME PORTFOLIO                    .51%                    .07%                     .58%2
FIDELITY GROWTH PORTFOLIO                           .61%                    .08%                     .69%2
FIDELITY INVESTMENT GRADE BOND PORTFOLIO            .45%                    .13%                     .58%
FIDELITY ASSET MANAGER PORTFOLIO                    .64%                    .10%                     .74%2
FIDELITY INDEX 500 PORTFOLIO                        .13%                    .15%                     .28%
NORTHSTAR GROWTH FUND                               .75%                    .05%                     .80%
NORTHSTAR INCOME AND GROWTH FUND                    .75%                    .05%                     .80%
NORTHSTAR HIGH YIELD BOND FUND                      .75%                    .05%                     .80%

EXAMPLES
If you surrender your contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

      SUB-ACCOUNT                          1 YEAR         3 YEARS        5 YEARS          10 YEARS
      -----------                          ------         -------        -------          --------
OPPENHEIMER MONEY FUND                     $ 89            $118            $140            $217
OPPENHEIMER HIGH INCOME FUND                 92             128             157             251
OPPENHEIMER BOND FUND                        92             127             155             248
OPPENHEIMER STRATEGIC BOND FUND              92             129             159             255
OPPENHEIMER CAPITAL APPRECIATION             91             126             154             244
OPPENHEIMER GROWTH FUND                      92             127             155             248
OPPENHEIMER MULTIPLE STRATEGIES              92             127             155             247
OPPENHEIMER GLOBAL SECURITIES                92             128             157             251
ALLIANCE GROWTH AND INCOME PORTFOLIO         92             128             157             252
ALLIANCE SHORT-TERM MULTI-MARKET             94             132             164             265
FIDELITY CONTRAFUND PORTFOLIO                91             126             153             243
FIDELITY EQUITY INCOME PORTFOLIO             90             121             145             226
FIDELITY GROWTH PORTFOLIO                    91             124             151             238
FIDELITY INVESTMENT GRADE BOND PORTFOLIO     90             121             145             226
FIDELITY ASSET MANAGER PORTFOLIO             91             126             153             243
FIDELITY INDEX 500 PORTFOLIO                 87             112             129             194
NORTHSTAR GROWTH FUND                        92             128             156             250
NORTHSTAR INCOME AND GROWTH FUND             92             128             156             250
NORTHSTAR HIGH YIELD BOND FUND               92             128             156             250


If you annuitize at the end of the applicable time period,  you would pay the following  expenses on a $1,000  investment,  assuming
5% annual return on assets:

      SUB-ACCOUNT                          1 YEAR         3 YEARS        5 YEARS          10 YEARS
      -----------                          ------         -------        -------          --------
OPPENHEIMER MONEY FUND                     $ 89            $118            $100            $217
OPPENHEIMER HIGH INCOME FUND                 92             128             117             251
OPPENHEIMER BOND FUND                        92             127             115             248
OPPENHEIMER STRATEGIC BOND FUND              92             129             119             255
OPPENHEIMER CAPITAL APPRECIATION             91             126             114             244
OPPENHEIMER GROWTH FUND                      92             127             115             248
OPPENHEIMER MULTIPLE STRATEGIES              92             127             115             247
OPPENHEIMER GLOBAL SECURITIES                92             128             117             251
ALLIANCE GROWTH AND INCOME PORTFOLIO         92             128             117             252
ALLIANCE SHORT-TERM MULTI-MARKET             94             132             124             265
FIDELITY CONTRAFUND PORTFOLIO                91             126             113             243
FIDELITY EQUITY INCOME PORTFOLIO             90             121             105             226
FIDELITY GROWTH PORTFOLIO                    91             124             111             238
FIDELITY INVESTMENT GRADE BOND PORTFOLIO     90             121             105             226
FIDELITY ASSET MANAGER PORTFOLIO             91             126             113             243
FIDELITY INDEX 500 PORTFOLIO                 87             112              89             194
NORTHSTAR GROWTH FUND                        92             128             116             250
NORTHSTAR INCOME AND GROWTH FUND             92             128             116             250
NORTHSTAR HIGH YIELD BOND FUND               92             128             116             250

If you do not surrender your contract,  you would pay the following  expenses on a $1,000  investment,  assuming 5% annual return on assets:

      SUB-ACCOUNT                          1 YEAR         3 YEARS        5 YEARS          10 YEARS
      -----------                          ------         -------        -------          --------
OPPENHEIMER MONEY FUND                     $ 19            $ 58            $100            $217
OPPENHEIMER HIGH INCOME FUND                 22              68             117             251
OPPENHEIMER BOND FUND                        22              67             115             248
OPPENHEIMER STRATEGIC BOND FUND              22              69             119             255
OPPENHEIMER CAPITAL APPRECIATION             21              66             114             244
OPPENHEIMER GROWTH FUND                      22              67             115             248
OPPENHEIMER MULTIPLE STRATEGIES              22              67             115             248
OPPENHEIMER GLOBAL SECURITIES                22              68             117             251
ALLIANCE GROWTH AND INCOME PORTFOLIO         22              68             117             252
ALLIANCE SHORT-TERM MULTI-MARKET             24              72             124             265
FIDELITY CONTRAFUND PORTFOLIO                21              66             113             243
FIDELITY EQUITY INCOME PORTFOLIO             20              61             105             226
FIDELITY GROWTH PORTFOLIO                    21              64             111             238
FIDELITY INVESTMENT GRADE BOND PORTFOLIO     20              61             105             226
FIDELITY ASSET MANAGER PORTFOLIO             21              66             113             243
FIDELITY INDEX 500 PORTFOLIO                 17              52              89             194
NORTHSTAR GROWTH FUND                        22              68             116             250
NORTHSTAR INCOME AND GROWTH FUND             22              68             116             250
NORTHSTAR HIGH YIELD BOND FUND               22              68             116             250


The purpose of the above table is to assist the Contract Owner in understanding the various costs and expenses that a Contract Owner will bear directly or indirectly. The fee table does not reflect any fees which may be waived by ReliaStar. In calculating the expenses in the above examples, the $30 annual Contract Maintenance Charge has been converted to a .09% annual asset charge by dividing the total Contract fees collected in 1996 by the total average net assets of all of the Sub-Accounts. The actual amount of the annual Contract fee attributable to a $1,000 investment depends on the value of the Contract. The table reflects expenses of each Separate Account as well as the Fund (see "Charges and Other Deductions" on page 16 of this Prospectus and "Management of the Fund" in each Fund's Prospectus).

Any premium taxes or other taxes levied by any governmental entity with respect to the Contract will be charged against the Contract Values based on a percentage of premiums paid. Premium taxes currently imposed by certain states on the Contracts range from 0% to 3.5% of premiums paid (see "Premium Taxes," page 18).

"Other Expenses" are based upon the expenses outlined under the section describing the management of the Fund in each Fund's Prospectus. Total Fund expenses are assessed at the underlying mutual fund level.

After a Purchase Payment has been in the Contract for 12 months, a Contract Owner may surrender up to 10% of that Purchase Payment per year without a Surrender Charge (see "Surrenders Without Charge, " page 17).


1 The expenses listed in the table for the Index 500 Sub-Account, the Northstar Growth Fund, the Income and Growth Fund and the High Yield Bond Fund are net of expense reimbursements. Expense reimbursements are voluntary. There is no assurance of ongoing reimbursement. The total annual expenses of these Funds, before expense reimbursements, would be: Index 500 Portfolio - .43%; Northstar Growth - 1.70%, Income and Growth - 1.40%; and High Yield Bond - 1.73%.


2 A portion of the brokerage commissions that certain Funds pay was used to reduce these Funds expenses. In addition, certain Funds have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances was used to reduce custodian and transfer agent expenses. Including these reductions, the total operating expenses presented in the table would have been .56% for Equity Income Portfolio, .67% for Growth Portfolio, .73% for Asset Manager Portfolio and .71% for Contrafund Portfolio.

THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


                                                                           CONDENSED FINANCIAL INFORMATION
                                                                                     (Unaudited)

                                                                                                                  TOTAL NO. OF
                                                            ACCUMULATION              ACCUMULATION              ACCUMULATION
NON-QUALIFIED CONTRACTS                                      UNIT VALUE                UNIT VALUE             UNITS OUTSTANDING
Account*      Fund                                        BEGINNING OF YEAR            END OF YEAR              AT END OF YEAR
                                                          -----------------            -----------              --------------

120           Northstar Income and Growth Fund
              1995....................................        $1.000                    $1.083                      8,476
              1996....................................         1.083                     1.238                    232,833
127           Northstar High Yield Bond Fund
              1995....................................         1.000                     1.008                     24,738
              1996....................................         1.008                     1.199                    957,784
179           Northstar Growth Fund
              1996....................................         1.000                     1.022                    114,625
144           Oppenheimer Money Fund
              1987....................................         1.000                     1.034                     93,218
              1988....................................         1.034                     1.095                  1,795,770
              1989....................................         1.095                     1.180                  3,264,826
              1990....................................         1.180                     1.261                  4,137,387
              1991....................................         1.261                     1.324                  3,530,844
              1992....................................         1.324                     1.359                  2,492,443
              1993....................................         1.359                     1.385                  3,998,003
              1994....................................         1.385                     1.425                  5,478,469
              1995....................................         1.425                     1.490                  2,852,045
              1996....................................         1.490                     1.544                  2,588,520
145           Oppenheimer Capital Appreciation Fund
              1987....................................        $1.000                    $0.887                    153,418
              1988....................................         0.887                     0.971                  1,264,130
              1989....................................         0.971                     1.224                  2,899,407
              1990....................................         1.224                     1.014                  5,576,327
              1991....................................         1.014                     1.534                  7,348,757
              1992....................................         1.534                     1.731                  9,997,201
              1993....................................         1.731                     2.172                  9,363,538
              1994....................................         2.172                     1.983                  9,302,670
              1995....................................         1.983                     2.595                  8,372,729
              1996....................................         2.595                     3.080                  7,619,988
146           Oppenheimer High Income Fund
              1987....................................         1.000                     0.984                     24,586
              1988....................................         0.984                     1.115                  2,063,277
              1989....................................         1.115                     1.155                  3,053,727
              1990....................................         1.155                     1.194                  3,507,426
              1991....................................         1.194                     1.577                  5,011,404
              1992....................................         1.577                     1.835                  6,112,912
              1993....................................         1.835                     2.287                  6,654,354
              1994....................................         2.287                     2.187                  7,029,356
              1995....................................         2.187                     2.599                  5,723,847
              1996....................................         2.599                     2.958                  4,479,354
147           Oppenheimer Multiple Strategies Fund
              1987....................................         1.000                     0.987                    153,630
              1988....................................         0.987                     1.174                  7,038,185
              1989....................................         1.174                     1.338                 14,688,009
              1990....................................         1.338                     1.296                 14,398,614
              1991....................................         1.296                     1.504                 11,822,309
              1992....................................         1.504                     1.619                 11,763,608
              1993....................................         1.619                     1.854                 11,614,088
              1994....................................         1.854                     1.796                 11,651,992
              1995....................................         1.796                     2.152                  9,941,909
              1996....................................         2.152                     2.455                  8,986,735
148           Oppenheimer Global Securities Fund
              1990....................................         1.000                     1.002                    481,915
              1991....................................         1.002                     1.027                  2,717,933
              1992....................................         1.027                     0.943                  4,148,982
              1993....................................         0.943                     1.579                  7,844,806
              1994....................................         1.579                     1.469                  9,907,933
              1995....................................         1.469                     1.483                  7,628,233
              1996....................................         1.483                     1.724                  8,962,885
149           Alliance Short-Term Multi Market Portfolio
              1990....................................         1.000                     1.002                     62,463
              1991....................................         1.002                     1.060                  2,860,674
              1992....................................         1.060                     1.057                  2,130,062
              1993....................................         1.057                     1.113                  1,651,993
              1994....................................         1.113                     1.028                  1,302,876
              1995....................................         1.028                     1.084                    610,597
              1996....................................         1.084                     1.173                    554,457
143           Alliance Growth and Income Portfolio
              1991....................................         1.000                     1.017                    491,096
              1992....................................         1.017                     1.080                  1,127,369
              1993....................................         1.080                     1.190                  1,397,688
              1994....................................         1.190                     1.170                  1,613,227
              1995....................................         1.170                     1.569                  1,716,168
              1996....................................         1.569                     1.922                  1,790,697
150           Oppenheimer Strategic Bond Fund
              1995....................................        $1.000                    $1.121                  2,896,090
              1996....................................         1.121                     1.240                    412,169
151           Oppenheimer Bond Fund
              1995....................................         1.000                     1.046                     62,264
              1996....................................         1.046                     1.082                    138,625
152           Oppenheimer Growth Fund
              1995....................................         1.000                     1.247                  1,176,022
              1996....................................         1.247                     1.542                  1,618,311
171           Fidelity Growth Portfolio
              1995....................................         1.000                     1.155                  1,600,070
              1996....................................         1.155                     1.308                  1,793,710
172           Fidelity Equity-Income Portfolio
              1995....................................         1.000                     1.166                  1,330,026
              1996....................................         1.166                     1.316                  2,203,171
174           Fidelity Investment Grade Bond Portfolio
              1995....................................         1.000                     1.056                     57,961
              1996....................................         1.056                     1.076                    155,516
175           Fidelity Asset Manager Portfolio
              1995....................................         1.000                     1.112                    167,816
              1996....................................         1.112                     1.250                    535,521
176           Fidelity Index 500 Portfolio
              1995....................................         1.000                     1.173                    400,667
              1996....................................         1.173                     1.421                  1,428,619
178           Fidelity Contrafund Portfolio
              1996....................................         1.000                     1.057                      4,993

                                                            ACCUMULATION              ACCUMULATION              ACCUMULATION
QUALIFIED CONTRACTS                                          UNIT VALUE                UNIT VALUE             UNITS OUTSTANDING
Account*      Fund                                        BEGINNING OF YEAR            END OF YEAR              AT END OF YEAR
                                                          -----------------            -----------              --------------
020           Northstar Income and Growth Fund
              1995....................................        $1.000                    $1.038                     43,086
              1996....................................         1.038                     1.175                    141,640
027           Northstar High Yield Bond Fund
              1995....................................         1.000                     1.003                     35,156
              1996....................................         1.003                     1.202                    247,943
079           Northstar Growth Fund
              1996....................................         1.000                     1.013                        125
044           Oppenheimer Money Fund
              1987....................................         1.000                     1.029                    123,844
              1988....................................         1.029                     1.089                  1,145,741
              1989....................................         1.089                     1.173                  2,501,593
              1990....................................         1.173                     1.250                  4,718,105
              1991....................................         1.250                     1.313                  2,539,827
              1992....................................         1.313                     1.348                  2,258,558
              1993....................................         1.348                     1.373                  2,679,574
              1994....................................         1.373                     1.411                  2,717,190
              1995....................................         1.411                     1.469                  1,475,816
              1996....................................         1.469                     1.532                  1,520,253
045           Oppenheimer Capital Appreciation Fund
              1987....................................        $1.000                    $0.934                    213,796
              1988....................................         0.934                     1.041                  1,106,060
              1989....................................         1.041                     1.308                  2,700,696
              1990....................................         1.308                     1.079                  4,309,195
              1991....................................         1.079                     1.637                  5,852,713
              1992....................................         1.637                     1.861                  7,560,094
              1993....................................         1.861                     2.340                  8,411,689
              1994....................................         2.340                     2.136                 10,183,605
              1995....................................         2.136                     2.796                  8,254,376
              1996....................................         2.796                     3.321                  7,879,088
046           Oppenheimer High Income Fund
              1987....................................         1.000                     1.003                     55,650
              1988....................................         1.003                     1.137                  1,301,095
              1989....................................         1.137                     1.175                  2,275,672
              1990....................................         1.175                     1.216                  2,217,520
              1991....................................         1.216                     1.607                  2,779,650
              1992....................................         1.607                     1.871                  3,479,721
              1993....................................         1.871                     2.331                  4,822,116
              1994....................................         2.331                     2.228                  5,483,048
              1995....................................         2.228                     2.649                  4,795,757
              1996....................................         2.649                     3.014                  3,921,301
047           Oppenheimer Multiple Strategies Fund
              1987....................................         1.000                     0.951                    416,460
              1988....................................         0.951                     1.147                  4,438,167
              1989....................................         1.147                     1.305                 15,240,153
              1990....................................         1.305                     1.264                 16,667,402
              1991....................................         1.264                     1.467                 14,730,777
              1992....................................         1.467                     1.579                 14,941,044
              1993....................................         1.579                     1.808                 15,125,832
              1994....................................         1.808                     1.751                 14,855,639
              1995....................................         1.751                     2.098                 14,609,651
              1996....................................         2.098                     2.394                 12,763,831
048           Oppenheimer Global Securities Fund
              1990....................................         1.000                     1.003                    195,425
              1991....................................         1.003                     1.028                  2,387,359
              1992....................................         1.028                     0.944                  3,490,049
              1993....................................         0.944                     1.585                  6,051,326
              1994....................................         1.585                     1.470                  8,959,731
              1995....................................         1.470                     1.484                  6,517,492
              1996....................................         1.484                     1.726                  6,251,704
049           Alliance Short-Term Multi Market Portfolio
              1990....................................         1.000                     1.002                    240,022
              1991....................................         1.002                     1.057                  2,013,739
              1992....................................         1.057                     1.053                  2,217,277
              1993....................................         1.053                     1.110                    902,191
              1994....................................         1.110                     1.025                    524,724
              1995....................................         1.025                     1.081                    221,712
              1996....................................         1.081                     1.170                    198,444
043           Alliance Growth and Income Portfolio
              1990....................................         1.000                     1.000                     11,759
              1991....................................         1.000                     1.022                    928,702
              1992....................................         1.022                     1.090                  1,246,481
              1993....................................         1.090                     1.203                  1,376,518
              1994....................................         1.203                     1.185                  1,613,227
              1995....................................         1.185                     1.588                  1,778,121
              1996....................................         1.588                     1.947                  1,753,403
050           Oppenheimer Strategic Bond Fund
              1995....................................        $1.000                    $1.130                  1,201,509
              1996....................................         1.130                     1.251                    288,665
051           Oppenheimer Bond Fund
              1995....................................         1.000                     1.110                     67,637
              1996....................................         1.110                     1.149                    115,398
052           Oppenheimer Growth Fund
              1995....................................         1.000                     1.267                    382,509
              1996....................................         1.267                     1.567                    703,092
071           Fidelity Growth Portfolio
              1995....................................         1.000                     1.182                    906,399
              1996....................................         1.182                     1.339                  1,617,163
072           Fidelity Equity- Income Portfolio
              1995....................................         1.000                     1.159                    635,475
              1996....................................         1.159                     1.309                  1,512,879
074           Fidelity Investment Grade Bond Portfolio
              1995....................................         1.000                     1.045                      5,779
              1996....................................         1.045                     1.063                     61,107
075           Fidelity Asset Manager Portfolio
              1995....................................         1.000                     1.107                    166,628
              1996....................................         1.107                     1.244                    314,032
076           Fidelity Index 500 Portfolio
              1995....................................         1.000                     1.175                    301,011
              1996....................................         1.175                     1.423                    823,891
078           Fidelity Contrafund Portfolio
              1996....................................         1.000                     1.024                    196,230


* The inception date for the Funds' inclusion as investment options in the Contracts is as follows: 120: May 31, 1995; 127: September 8, 1995; 143: January 31, 1991; 144: June 2, 1987; 145: July 30, 1987; 146: August 28, 1987; 147: June
2, 1987; 148: November 9, 1990; 149: November 23, 1990; 150: April 3, 1995; 151:
June 22, 1995;  152: March 24, 1995;  171: May 25, 1995; 172: May 25, 1995; 174:
June 19, 1995; 175: June 8, 1995; 176: May 23, 1995; 178: November 1, 1996; 179:
November 1, 1996; 020: July 17, 1995;  027:  August 14, 1995; 043:  December 27,
1990;  044: June 2, 1987;  045: June 16, 1987;  046: June 16, 1987; 047: May 27,
1987; 048:  November 12, 1990; 049: November 26, 1990; 050: March 20, 1995; 051:
March 14, 1995;  052: March 14, 1995; 071: May 31, 1995; 072: May 16, 1995; 074:
September 16, 1995;  075:  June 1, 1995;  076: May 16, 1995;  078:  November 12,
1996; 079: December 10, 1996.


                                   THE COMPANY

     ReliaStar Bankers Security Life Insurance Company ("ReliaStar" or the "Company") is a stock life insurance company incorporated under the laws of the State of New York in 1917 under the name The Morris Plan Insurance Society. It adopted the name Bankers Security Life Insurance Society in 1946 and ReliaStar Bankers Security Life Insurance Company in 1996. It is authorized to transact business in all states, the District of Columbia and the Dominican Republic. The Company is a wholly-owned subsidiary of ReliaStar Financial Corp., a holding company whose subsidiaries specialize in life insurance and related financial services businesses.

     ReliaStar's principal office is located at 1000 Woodbury Road, Suite 102, P.O. Box 9004, Woodbury, New York 11797. ReliaStar writes all forms of life insurance.

                              THE SEPARATE ACCOUNTS

     Separate Accounts P and Q were established in December, 1981 and September, 1982, respectively, under the provisions of the New York Insurance Law. The Separate Accounts, along with Separate Account M, are registered collectively as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"), but such registration does not involve any supervision of the management or investment practices or policies of the Separate Accounts.

     The assets of Separate Accounts P and Q are held separately from the assets of ReliaStar. Under New York Insurance Law, all income, gains or losses of the Sub-Accounts of the Separate Accounts, whether realized or not, must be credited to or charged against the amounts placed in those Sub-Accounts without regard to the other income, gains and losses of ReliaStar. The assets of the Separate Accounts attributable to the Contracts may not be charged with liabilities arising out of other business that ReliaStar conducts. They may, however, be subject to liabilities arising from Sub-Accounts whose assets are attributable to other variable annuity contracts offered the Separate Accounts. All obligations under the Contracts are general corporate obligations of ReliaStar.

     Purchase payments allocated to the Separate Accounts under a Contract are invested in up to seventeen of the nineteen available Sub-Accounts of the Separate Accounts as selected by the Contract Owner. The future Separate Account Contract Value depends primarily on the investment performance of the Funds whose shares are held in the Sub-Accounts selected.


     The Company or its affiliates may receive compensation from an affiliate or affiliates of certain of the Funds based upon an annual percentage of the average net assets held in that Fund by the Company and certain of the Company's insurance company affiliates. These amounts are intended to compensate the Company or the Company's affiliates for administrative, record keeping, distribution, and other services provided by such parties to the Funds and/or the Funds' affiliates. Payments of such amounts by an affiliate or affiliates of the Funds do not increase the fees paid by the Funds or their shareholders.


     Shares of the Funds are also available to other variable contracts funded by the Separate Accounts and to separate accounts for other types of variable contracts. Any and all distributions received from the chosen Fund(s) will be reinvested to purchase additional Fund shares at net asset value for the Sub-Account.

                                    THE FUNDS

     There are currently nineteen Sub-Accounts whose Funds are available for investment under the Separate Accounts. We reserve the right to establish additional Sub-Accounts of the Separate Accounts, each of which could invest in a new Fund with a specified investment objective. You are only permitted, however, to participate in a total of seventeen investment options over the lifetime of your Contract. You would not have to choose your investment options in advance, but upon participation in the seventeenth Fund since the issue of the Contract, you would only be able to transfer within the seventeen Funds already utilized and which are still available.

     For example, assume that you select seven investment options. Later, you transfer out of all your seven initial selections and choose ten different Sub-Accounts, none of which are the same as your original seven selections. You have now used your maximum selection of seventeen Sub-Accounts. You may still allocate purchase payments or transfer Contract Values among any of the seventeen Sub-Accounts you have previously selected. However, you may not allocate funds to the remaining two Sub-Accounts at any time. An Owner may transfer partial or complete Contract Values to the Fixed Account from the Variable Account at any time.

     Each of the Funds has separate assets and liabilities and a separate net asset value per share, and the value of an Accumulation Unit for a Sub-Account depends upon the value of the shares of the Fund in which the Sub-Account's assets are invested. Since market risks are inherent in all securities to varying degrees, assurance cannot be given that the investment objective of any of the Funds will be met. The board of directors (trustees) for certain of the Funds monitors events for any irreconcilable conflicts because both variable life and variable annuity contracts invest in certain of the Funds.

     No offer will be made of a Contract funded by any of the Funds unless a current prospectus of the Oppenheimer Variable Account Funds, the Alliance Variable Products Series Fund, Inc., the Fidelity Investments Variable Insurance Products Fund and Variable Insurance Products Fund II, or the Northstar Variable Trust has been delivered. An investor's order to purchase a Contract under a Separate Account will be accepted only if the investor has received the current prospectuses.

     For more complete information about each Fund, including management fees, other expenses, and risks associated with mixed and/or shared funding, consult the prospectus for each Fund. Read each prospectus carefully before investing. Additional copies of these prospectuses may be obtained by writing to ReliaStar at 4601 Fairfax Drive, Arlington, Virginia 22203. Send no money.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
     Oppenheimer Variable Account Funds is an open-end, diversified investment company organized as a Massachusetts business trust in 1984 that consists of eight separate Funds that are available under the Contracts. Oppenheimer Funds, Inc. serves as the investment manager of Oppenheimer Variable Account Funds.

     (1) MONEY FUND. The investment objective of the Money Fund is to provide maximum current income from investment in "money market" securities consistent with low capital risk and maintenance of liquidity. The Money Fund will invest only in short-term (maturing in one year or less) debt obligations payable in U.S. dollars issued or guaranteed by the Federal government or its agencies or instrumentalities, or certain banks, savings and loan associations, and corporations.


     (2) HIGH INCOME FUND. The objective of the High Income Fund is to realize a high level of current income. The High Income Fund will invest primarily in a diversified portfolio of high-yield, fixed-income securities (long-term debt and preferred stock issues, including convertible securities). The investments, commonly known as "junk bonds," will principally be in the lower rating categories. These securities may be subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher rated fixed income securities, while providing higher yield than such securities. Consult the High Income Fund's prospectus for further details.

     (3) BOND FUND. The investment objective is to earn a high level of current income by investing primarily in a diversified portfolio of high yield fixed-income securities. As a secondary objective, the Bond Fund seeks capital growth when consistent with its primary objective.

     (4) STRATEGIC BOND FUND. The investment objective of the Strategic Bond Fund is to seek a high level of current income principally derived from interest on debt securities and to enhance such income by writing covered call options on debt securities. The Strategic Bond Fund intends to invest a portion of its assets in lower-rated, high yield domestic debt securities commonly known as "junk bonds" which are subject to a greater risk of loss of non-payment of principal and interest than higher-rated securities. Consult the Strategic Bond Fund's prospectus for further details.


     (5) CAPITAL APPRECIATION FUND. In seeking its objective of capital appreciation, with income as a secondary objective, the Capital Appreciation Fund will emphasize investments in securities of "growth-type" companies.

     (6) GROWTH FUND. In seeking its objective of capital appreciation, the Growth Fund will emphasize investments in securities of well-known and established companies. Current income is a secondary consideration in the selection of the Growth Fund's portfolio securities.

     (7) MULTIPLE STRATEGIES FUND. The objective of the Multiple Strategies Fund is to seek a high total investment return, which includes current income as well as capital appreciation in the value of its shares.

     (8) GLOBAL SECURITIES FUND. The objective of the Global Securities Fund is to seek long-term capital appreciation. Current income is not an objective.

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
     Alliance Variable Products Series Fund, Inc. is an open-end series investment company designed to fund variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies. The Contracts use two of Alliance's nineteen separate portfolios: the Growth and Income Portfolio and the Short-Term Multi-Market Portfolio. Alliance Capital Management L.P. serves as the investment adviser to Alliance Variable Products Series Fund, Inc.

     (1) GROWTH AND INCOME PORTFOLIO. The Growth and Income Portfolio's objective is reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality.

     (2) SHORT-TERM MULTI-MARKET PORTFOLIO. The Short-Term Multi-Market Portfolio seeks the highest level of current income, consistent with what the Adviser considers to be prudent investment risk, that is available from a portfolio of high-quality debt securities having remaining maturities of not more than three years.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND AND FUND II
     Fidelity Variable Insurance Products Fund is an open-end, diversified management investment company organized as a Massachusetts business trust on November 13, 1981. Fidelity Variable Insurance Products Fund II is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. The Contracts use two of the Funds from Variable Insurance Products Fund: the Equity Income Portfolio and the Growth Portfolio. The Contracts use four of the Funds from the Variable Insurance Products Fund
II: the Contrafund Portfolio, the Investment Grade Bond Portfolio, the Asset Manager Portfolio and the Index 500 Portfolio. Fidelity Management & Research Company serves as investment adviser to these Funds.

     (1) CONTRAFUND PORTFOLIO. The Contrafund Portfolio seeks capital appreciation by investing in equity securities of companies that are believed by the investment adviser to be undervalued due to an overly pessimistic appraisal by the public.

     (2) EQUITY INCOME PORTFOLIO.  The investment objective of the Equity Income
Portfolio   is  to  seek   reasonable   income   by   investing   primarily   in
income-producing equity securities.

     (3) GROWTH PORTFOLIO. The investment objective of the Growth Portfolio is to seek to achieve capital appreciation.

     (4) INVESTMENT GRADE BOND PORTFOLIO. The investment objective of the Investment Grade Bond Portfolio is to seek as high a level of current income as is consistent with the preservation of capital.

     (5) ASSET MANAGER PORTFOLIO. The investment objective of the Asset Manager Portfolio is to seek to obtain high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed-income instruments.

     (6) INDEX 500 PORTFOLIO. The investment objective of the Index 500 Portfolio is to seek investment results that correspond to the total return (i.e., the combination of capital changes and income) of common stocks publicly traded in the United States, as represented by the Standard & Poor's Composite Stock Price Index (the S&P 500 or Index), while keeping transaction costs and other expenses low.

NORTHSTAR VARIABLE TRUST


     Northstar Variable Trust is a Massachusetts business trust, organized as an open-end diversified series management investment company. Currently the Northstar Variable Trust offers four series comprising four separate investment portfolios. The Contracts use three of the four separate portfolios offered by Northstar Variable Trust: the Growth Fund, the Income and Growth Fund and the High Yield Bond Fund. Northstar Investment Management Corporation ("NIMC") serves as investment adviser to the Trust. Navellier Fund Management, Inc. serves as sub-adviser to the Growth Fund and is responsible for the day-to-day investment management of this Fund. Wilson/Bennett Capital Management, Inc. ("Wilson/Bennett") is the sub-adviser to the Northstar Income and Growth Fund and is responsible for the day-to-day investment management of this Fund. Each sub-adviser is subject to the supervision of NIMC and the Trustees of each Fund. All fees and expenses of each subadvisory agreement are borne by NIMC.


     (1) NORTHSTAR GROWTH FUND. The investment objective of the Northstar Growth Fund is to seek long-term capital growth primarily through investments in equity securities diversified over industries and companies which are believed to provide above-average potential for capital appreciation.

     (2) INCOME AND GROWTH FUND. The investment objective of the Income and Growth Fund is to seek current income balanced with the objective of achieving capital appreciation.


     (3) HIGH YIELD BOND FUND. The investment objective of the High Yield Bond Fund is to seek high income. Under normal conditions, the Fund will seek its investment objective by investing at least 65% of its total assets in higher-yielding, lower-rated U.S. dollar denominated debt securities, which may involve high risk and are predominantly speculative in nature. These securities are commonly known as "junk bonds." Consult the High Yield Bond Fund's prospectus for further details.


                              PURCHASE OF CONTRACTS

PURCHASE PAYMENTS
     This Prospectus offers individual flexible purchase payment Contracts which provide for an initial purchase payment and for subsequent purchase payments, if desired. However, the Contract Owner assumes no obligation to make additional payments.

     Investors in each Separate Account purchase Accumulation Units only of the Sub-Account which they have chosen and not shares of the Fund in which that Sub-Account invests.


     ReliaStar uses a "two day/five day" procedure for the pricing of the initial purchase payments. The purchase payment, less any deduction for premium taxes if applicable, is applied to purchase Accumulation Units not later than two business days after receipt of the purchase order by ReliaStar if the application and all information necessary for processing the purchase order is complete. The purchase payment may be retained for the benefit of ReliaStar up to five business days to complete an incomplete application. If the information necessary to process an application within the five business days cannot be obtained, ReliaStar will inform the applicant of the reason for the delay and immediately return the payment unless the applicant requests that ReliaStar retain the money and application until it is made complete. When it is complete, applicant's funds will be invested within two business days.


     The minimum initial purchase payment must accompany the application. The initial minimum required for Separate Accounts P (Non-Qualified Plans) and Q (Qualified Plans) is $1,000 and $250, respectively (except $100 initially will be accepted for Separate Account P and $50 for Separate Account Q for all automatic payment plans, such as payroll deduction and automatic bank check plans). Subsequent purchase payments for Separate Accounts P and Q must be at least $100 and $50, respectively, but this requirement may be waived by ReliaStar. The purchaser is cautioned that investment return on smaller purchase payments may be less because of certain charges assessed by ReliaStar (see "Charges and Other Deductions," page 16). A payment may not exceed $250,000 without the Company's consent.

ALLOCATION OF NET PURCHASE PAYMENTS


     Purchase payments, after deductions for any applicable premium taxes, will be allocated among the Sub-Accounts for the designated Separate Account, in accordance with the allocation percentage specified by the Contract Owner. The percentage allocation of future purchase payments may be changed by the Owner at any time prior to the Annuity Commencement Date by providing written notice to ReliaStar at its principal office or other designated office. (For a discussion of transfer rights between Funds, see "Transfers Between Sub-Accounts," page 20.) Purchase payments, after any applicable premium tax deductions, may also be allocated to the Fixed Account (see "Fixed Account" at page 32).


IMMEDIATE VARIABLE ANNUITIES
     Initial payments allocated to the Separate Accounts for immediate variable annuities will be credited, after deductions for any applicable premium taxes (See "Charges and Other Deductions," page 16), to the Contract Owner's Individual Account and will be converted to Annuity Units (see "Annuity Period," page 22).

                          CHARGES AND OTHER DEDUCTIONS

     A. CONTINGENT DEFERRED SALES CHARGE (SURRENDER CHARGE)


     No deduction for a sales charge is made from the purchase payments for these Contracts. However, a Contingent Deferred Sales Charge (Surrender Charge), when applicable, will be used to help defray expenses relating to the sale of the Contracts, which include commissions paid to sales personnel, the cost of preparation of sales literature and other promotional activity. Commissions paid on the sale of these Contracts do not exceed 6% of the purchase payments. This does not include any payments the Company may make to wholesalers.

     During the Accumulation Period, prior to receiving an annuity, a Contract Owner may make as many purchase payments as desired. For purposes of determining if a Surrender Charge is due upon a partial or complete withdrawal, each purchase payment is treated separately and is measured from the date the purchase payment is received by the Company. Any Surrender Charge imposed upon a withdrawal of purchase payments is on a "first in - first out" basis. In other words, for the purposes of determining the Surrender Charge, surrenders shall first be taken from purchase payments received earliest by the Company until the amount of such payments is exhausted, and thereafter from purchase payments next earliest received. The charge, if applicable, is as follows:


     1. Any purchase payment left in this Contract for 96 months or longer is not subject to a Surrender Charge.

     2. During the first 96 months after a purchase payment is made under the Contract, a partial or complete surrender of that Payment will be charged a Surrender Charge, the amount depending upon the length of time the purchase payment was in the Contract. The Surrender Charge imposed in connection with partial surrenders will be deducted from the Separate Accounts on a pro-rata basis unless ReliaStar is instructed otherwise by the Contract Owner.

                                           PERCENTAGE OF PURCHASE PAYMENTS
        YEAR FROM RECEIPT OF                 WITHDRAWN IN EXCESS OF THE
         PURCHASE PAYMENT                        "NO CHARGE AMOUNT"
         ----------------                    ----------------------
               0-1                                     7%
               1-2                                     7
               2-3                                     6
               3-4                                     5
               4-5                                     4
               5-6                                     3
               6-7                                     2
               7-8                                     1
               8+                                      0

     3. If a "first-in" purchase payment is fully withdrawn, these rules apply to the "next-in" purchase payment made under the Contract and continue thereafter in this manner. The Surrender Charge only applies to purchase payments made under the Contracts. If the total of the Contract Owner's purchase payments have been withdrawn, which may or may not have been subject to Surrender Charges, the Contract may have value from accumulated earnings. There is no Surrender Charge on these earnings.

     4. The Surrender Charge at the percentage listed above also applies at the time annuity payments begin unless (a) the first annuity payment begins after the fourth Contract year; (b) the first annuity payment begins after the second Contract year and the Annuitant has attained age 59 1/2 at such time; (c) annuity payments are being made as part of the death proceeds during the Accumulation Period or as part of a distribution upon death of the Annuitant or the Contract Owner during the Accumulation Period; or (d) this Contract is an immediate annuity, i.e., annuity payments are starting at a date no more than approximately 31 days after the Contract is issued.

     The Internal Revenue Code places (with certain exceptions) an additional IRS tax penalty on withdrawals prior to age 59 1/2 (see "Federal Income Tax Status - Penalty Tax on Surrenders or Withdrawals," page 26). That amount, if applicable, is separate and distinct from the Contingent Deferred Sales Charge. The Contracts may be sold without a Contingent Deferred Sales Charge to directors, officers, and bona fide full-time employees of ReliaStar and its affiliated insurance companies, and to Oppenheimer Fund Management, Inc., Oppenheimer Funds, Inc., Alliance Capital Management Corporation, Alliance Capital Management L.P., Fidelity Management & Research Company, and Northstar Investment Management Corporation, who qualify under rules adopted by the Securities and Exchange Commission. If applicable, such sales will be made only upon the written assurance of the purchaser that the purchase is made for investment purposes and that the Contract will not be sold or assigned except through surrender to ReliaStar.

     B. SURRENDERS WITHOUT CHARGE


     1. After each purchase payment has been in the Contract for 12 months, a Contract Owner may surrender, during each Contract Year, up to 10% of that purchase payment without a Surrender Charge (the "No Charge Amount"). The "No Charge Amount" is also applicable to all subsequent payments which are in the Contract for more than twelve months. However, such "no fee" withdrawals may be subject to a penalty tax under the Internal Revenue Code. "No Charge Amounts" are fixed at 10% of the purchase payment and are cumulative up to 20%. For example, if in a particular year, the withdrawal option is not exercised, the "free" withdrawal for the next year is up to 20%. Withdrawals of more than 10% (except where the 20% cumulative withdrawal right applies) are subject to a Surrender Charge, if applicable (see chart below).


     2. A Contract Owner may be eligible for a waiver of the Surrender Charge during any period the Contract Owner is admitted to and confined in an accredited hospital or long-term care facility, after the Contract Owner has been confined to such an accredited hospital or long-term care facility for more than 30 days. Contract Owners interested in exercising this right should contact the Company for details.


                                   ILLUSTRATION OF WITHDRAWAL RIGHTS FOR EACH PURCHASE PAYMENT
                                                  (ASSUMES $10,000 PURCHASE
                                             PAYMENT AND WITHDRAWALS OF $1,000
                                                  (10%) EVERY 12 MONTHS)

                                         PERCENTAGE AND AMOUNT
                                          OF PURCHASE PAYMENT
           LENGTH OF TIME                THAT MAY BE WITHDRAWN
       EACH PURCHASE PAYMENT             EACH 12 MONTHS WITHOUT            AMOUNT AND RATE SUBJECT
         LEFT IN CONTRACT                 A SURRENDER CHARGE               TO A SURRENDER CHARGE
         ----------------                 ------------------               ---------------------
             Years                        %             Amount             Amount           Rate
              0-1                         0%            $    0             $10,000           7%
              1-2                         10             1,000               9,000           7
              2-3                         10             1,000               8,000           6
              3-4                         10             1,000               7,000           5
              4-5                         10             1,000               6,000           4
              5-6                         10             1,000               5,000           3
              6-7                         10             1,000               4,000           2
              7-8                         10             1,000               3,000           1
      8 and thereafter                    100            Total                  --           0
                                                         Contract
                                                         Value

     C. MORTALITY AND EXPENSE RISK CHARGES
     ReliaStar deducts an amount equal on an annual basis to 1.25% of the daily asset value of the Sub-Accounts of each Separate Account for assuming mortality and expense risks under the Contracts (approximately 1.00% for mortality and
 .25% for expenses). The mortality risk assumed by ReliaStar arises from its obligation to continue to make annuity payments, determined in accordance with the annuity tables and other provisions of the Contracts, to each Annuitant regardless of how long he lives and regardless of how long all payees as a group
live.   In   addition,   ReliaStar   assumes  the  risk  that  the  charges  for
administrative expenses may not be adequate to cover such expenses and assures that it will not increase the amount charged for administrative expenses.

     D. CONTRACT MAINTENANCE CHARGE
     Each year on the Contract Anniversary, ReliaStar will deduct an annual Contract Maintenance Charge of $30 from the Contract Value to reimburse its expenses relating to maintenance of the Contract. In this respect ReliaStar, among other things, establishes and maintains records, and provides reports to Contract Owners. In any Contract year when the Contract is surrendered for its full value on a date other than the Contract Anniversary, the Contract Maintenance Charge will be deducted at the time of such surrender. The amount of the maintenance charge under the Contract is contractual and may not be increased by ReliaStar. If an individual has more than one Contract in The USA Plan, the $30 charge will be charged on only one Contract. Each participant in a Qualified Plan is charged the Contract Maintenance Charge.

     E. PREMIUM TAXES
     Any applicable premium tax will be deducted when incurred. Premium taxes imposed by some states or municipalities presently range from 0% to 3.5% and may be imposed at the time a payment is made or at the Annuity Commencement Date. When permitted by state law, it is ReliaStar's policy to postpone the computation and deduction of premium taxes until the Annuity Commencement Date. The amount of any applicable premium taxes will then be deducted from the Contract Value; otherwise, such taxes will be deducted from purchase payments when received. If any premium taxes are deducted, but are subsequently determined not due, ReliaStar will apply the amount previously deducted to increase the number of Accumulation Units or Annuity Units under the Contract at the time the determination is made. If premium taxes are deducted but the amount deducted is subsequently determined to be insufficient, or if no premium tax was deducted but is subsequently determined due, ReliaStar reserves the right to reduce the Accumulation Units or Annuity Units under the Contract by the amount of the tax due.

     F. OTHER CHARGES
     Charges for investment management are paid out of the assets of the Funds (see each of the Fund's prospectuses).


     G.  REDUCTION OR ELIMINATION OF CHARGES
     The  Company  reserves  the right to waive  certain  contract  charges,  as
described   below,  in  accordance  with  Company   policies  in  the  following
circumstances:

     (1) Where a variable annuity contract issued by the Company, or any affiliated life insurance company, has no applicable surrender charge, the owner may transfer values in his contract to purchase a variable annuity Contract offered by this Prospectus and the Surrender Charge will not apply to the newly issued Contract; or

     (2) Where a life insurance or annuity contract issued by the Company, or any affiliated life insurance company, has matured, been surrendered, or where a death benefit has been paid on the contract, the recipient of the proceeds may use the proceeds to purchase a variable annuity Contract offered by this Prospectus. A Surrender Charge will not apply to the newly-issued contract if the purchase is made within two years from the date the proceeds have been paid out.

     These waivers of charges may not be available in all states.


     Additionally, any of the charges under the Contract, as well as the minimum purchase payment requirements set forth herein, may be reduced due to special circumstances that result in lower sales, administrative or mortality expenses. For example, special circumstances may exist in connection with group or sponsored arrangements, sales to the Company's policy and Contract Owners or those of affiliated insurance companies, or sales to employees or clients of the Company's affiliates. The amount of any reductions will reflect the reduced sales effort and administrative costs resulting from, or the different mortality experience expected as a result of, the special circumstances.

     Reductions  will  not  be  unfairly   discriminatory  against  any  person,
including the affected policy or Contract Owners and owners of all other contracts funded by the Variable Account.

                 ACCUMULATION PERIOD-DEFERRED VARIABLE ANNUITIES

     A. CREDITING ACCUMULATION UNITS
     During the Accumulation Period, purchase payments on deferred Variable Annuity Contracts, after deductions for any premium taxes, where applicable (see "Charges and Other Deductions," page 16), are credited to the Contract Owner's account in the form of Accumulation Units. The number of Accumulation Units credited to a Contract Owner for the Sub-Account is determined by dividing the net purchase payment allocated to the Sub-Account by the value of an Accumulation Unit for the Sub-Account for the Valuation Period during which the purchase payment is received by ReliaStar at its principal office.

     The value of the Contract Owner's Individual Account varies with the value of the assets of the Sub-Account and the performance of the chosen Fund. There is no assurance that the value of a Contract Owner's Individual Account will equal or exceed purchase payments. The value of a Contract Owner's Individual Account for a Valuation Period can be determined by multiplying the total number of Accumulation Units credited to his account for the Sub-Account by the value of an Accumulation Unit for the Sub-Account for that Valuation Period and adding the value of the Sub-Accounts.

     B. VALUE OF AN ACCUMULATION UNIT
     The value of an Accumulation Unit of the Sub-Accounts was arbitrarily set initially at $1.00. The value of an Accumulation Unit for any subsequent Valuation Period is determined by multiplying the value of an Accumulation Unit for the immediately preceding Valuation Period by the net investment factor, as described below, for the Valuation Period for which the Accumulation Unit Value is being calculated (see Appendix 1, Example B on page 34). The value of an Accumulation Unit for the Sub-Account may increase or decrease from Valuation Period to Valuation Period and will be affected by, among other things, the investment performance of the Funds and their expenses.

     NET INVESTMENT FACTOR
     The net investment factor for the Sub-Account for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where (a) is the result of:

     (1) the net asset value per share of the Fund invested in by the Sub-Account determined at the end of the current Valuation Period, plus

     (2) the per share amount of any dividend or capital gains distributions made by the corresponding Fund if the "ex-dividend" date occurs during the current Valuation Period, minus or plus

     (3) a per share charge or credit for any taxes reserved for, which is determined by ReliaStar to have resulted from the maintenance of the Sub-Account (see "Federal Income Tax Status," page 25);

     (b) is the net result of:

     (1) the net asset value per share of the corresponding Fund determined as of the end of the immediately preceding Valuation Period, minus or plus

     (2) the per share charge or credit for any taxes reserved for the immediately preceding Valuation Period (see "Federal Income Tax Status," page
25); and


     (c) is a factor representing the charges deducted for mortality and expense risks (see "Mortality and Expense Risk Charges," page 18). The net investment factor may be greater or less than one; and, therefore, the value of an Accumulation Unit for the Sub-Account may increase or decrease. (For an illustration of this calculation, see Appendix 1, Example A on page 34.)


     C. DEATH BENEFIT DURING THE ACCUMULATION PERIOD.
     If the Annuitant or Contract Owner dies prior to the Annuity Commencement Date, the Contract generally ends. A payment will be made by ReliaStar under the terms of the Contract upon receipt of due proof of the death of the Annuitant or Contract Owner. The amount of the payment will be determined as of the Valuation Date on or next following the date on which due proof of death is received by ReliaStar at its Executive Office or other designated office.

     During the first eight years of the Contract, the death benefit will be the greater of (1) the sum of all purchase payments (gross, prior to any deductions or charges) made under an individual Contract less any amounts surrendered, or
(2) the Contract Value. After an Owner has been in the Contract for more than eight years, ReliaStar will determine the contract value on the eighth anniversary of the Contract, and on each eighth anniversary thereafter, until the Annuitant or Owner reaches 75 years of age. If an Owner's Contract is in force for eight years or longer, and if permitted by state and/or federal law, the amount of the death benefit will be the greater of (1) the sum of all purchase payments (gross, prior to any deductions or charges) made under an individual Contract less any amounts surrendered, or (2) the Contract Value, or
(3) the Contract Value as of the last eighth year Contract Anniversary Date occurring prior to the Annuitant's or Owner's 75th birthday, less any amounts surrendered after that last eighth year Contract Anniversary date.

     If the Contract Owner did not elect payment of the death benefit under one of the Annuity Options prior to the Annuitant's death, the Beneficiary may elect to have the death benefit paid in a single sum or applied to provide an annuity under one of the Annuity Options or as otherwise permitted by ReliaStar. If a single sum settlement is requested, the proceeds will be paid within seven days of receipt of such election and due proof of death. If an Annuity Option is desired, election may be made by the Beneficiary during a ninety day period commencing with the date of receipt of notification of death. If such an election is not made, a single sum settlement will be made to the Beneficiary at the end of such ninety day period. If an Annuity Option is elected, the Annuity Commencement Date shall be the date specified in the election but no later than ninety days after receipt by ReliaStar of notification of death. No deduction is made for sales or other expenses upon the election of an Annuity Option.

     D. TRANSFERS BETWEEN SUB-ACCOUNTS


     During the Accumulation Period an Owner may transfer a portion or all of a Sub-Account's Contract Value between Sub-Accounts within that Separate Account or to the Fixed Account without payment of any fee or charge, subject to the following conditions: (a) the dollar amount of a transfer from any one Sub-Account may not be less than $250 except that an entire Sub-Account Contract value may be transferred if less than $250; (b) once a Contract Owner has allocated any Contract Value to any seventeen of the Sub-Accounts over the life of the Contract, transfers may only be made among these seventeen Sub-Accounts (see "The Funds" on page 13); and (c) no transfer may be made after the Annuity Commencement Date or the date of receipt by ReliaStar of notification of death of the Annuitant prior to the Annuity Commencement Date. Normally, such transfers shall be made as of the end of the Valuation Period during which the request for transfer is received by ReliaStar at its principal office or other designated office, or a later Valuation Period if requested. ReliaStar in its discretion reserves the right to refuse or reduce any transfer request that will disadvantage a Sub-Account.

     A transfer may be made by either: (1) submitting a written request to ReliaStar at its principal office or other designated office, or (2) by telephone or facsimile exchange instructions to ReliaStar by the Contract Owner or the broker of record for an account, if ReliaStar has received an application or Telephone/Fax Exchange Form authorizing telephone or fax exchanges for the account. Any requests via fax are considered telephone requests and are bound by the conditions in the Telephone/Fax Exchange Form you sign. Any fax should include your name, daytime telephone number, contract number, and the names of the Sub-Accounts from which and to which money will be transferred, and the allocation percentage. The amount of the Contract Value transferred may be less than the amount requested if the amount requested would be subject to a restriction cited above. ReliaStar reserves the right to reject telephone or written requests submitted in bulk on behalf of 10 or more accounts, and also reserves the right to amend, suspend or discontinue this privilege at any time without prior notice. No telephone transfers are permitted in states where they are not allowed. To place a telephone transfer request, call ReliaStar at 1-800-338-7737. ReliaStar will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include, among others, requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions, and/or tape recording of telephone instructions. Your request for telephone transactions authorizes ReliaStar to record telephone calls. If reasonable procedures are not employed, ReliaStar may be liable for any losses due to unauthorized or fraudulent instructions. Telephone transfers are subject to the rules described above. If all telephone transfer lines are busy (which might occur, for example, during periods of substantial market fluctuations) Contract Owners might not be able to request telephone transfers and would have to submit written requests.


     E. DOLLAR COST AVERAGING
     A Dollar Cost Averaging program is available to Contract Owners who want to automatically transfer, at regular intervals, specified dollar amounts from any one Sub-Account or the Fixed Account to any other investment options available under the Contract.

     This feature is available at the time of initial purchase of the Contract or thereafter during the Accumulation Period. The Contract Owner specifies a dollar amount of Contract Value in the Account to be automatically transferred on a monthly basis to the other available Variable Account or Fixed Account investment options. The minimum transfer amount is $100, but this may be divided and allocated into two or more accounts. Transfers are not available if the Sub-Account or Fixed Account has less than $100 of value.

     Dollar Cost Averaging may also be selected for 12, 24 or 36 month periods. The total Contract Value at the time this method is selected must be at least $5,000 for the 12 month period and at least $10,000 for the 24 or 36 month period. Transfers will be made on a monthly basis into available investment options offered by the Contract, as selected by the Owner, and in the amount(s) designated by the Owner. A minimum transfer of $100 is required, and this amount may also be allocated among the Variable Account or Fixed Account

     Transfers under the Dollar Cost Averaging program will be made on the first business day of each month based on a valuation of the Accumulation Unit Values of the accounts involved as of that day, provided the New York Stock Exchange is open on that valuation date. If the Exchange is closed, valuation will be determined in the same manner described above as of the next day the Exchange is open.

     The Dollar Cost Averaging program is elected by the Owner completing an Automated Dollar Cost Averaging Form and returning it to the Company. We require 20 days after receipt to begin the program for the Contract Owner.

     Dollar Cost Averaging will terminate upon any of the following events: (1) the designated number of transfers are completed; (2) the Contract Value in the designated Sub-Account or Fixed Account falls below $100 or is insufficient to complete the next transfer for the amount designated by the Owner; (3) the Owner requests termination in writing; in this event termination of the Dollar Cost Averaging program will occur 20 days after the Company receives the termination notice; or (4) surrender of the Contract.

     Dollar Cost Averaging may be reinstated or changed, subject to the above terms, 20 days after the Company receives a new election form.

     F. SYSTEMATIC WITHDRAWAL PROGRAM
     During the Accumulation Period a Contract Owner may elect, in writing, to take systematic withdrawals from one or more of the Sub-Accounts. The withdrawals may occur monthly, quarterly, semi-annually or annually, but the amount to be systematically withdrawn must be at least $100. Withdrawals up to the "No Charge Amount" (see page 17) are not subject to any contractual Surrender Charges. Additional withdrawals are subject to such charges. The Owner may choose to withdraw a specified dollar amount or a percentage of the Contract Value.

     Systematic payments will be made within the first ten business days of the month. To begin the program, ReliaStar must receive a written request by the first day of the month. The program may be canceled by the Owner at any time by written notice to the Company. After a five (5) day notice to you the program will automatically be canceled by the Company should the Contract Value fall below $250 (see "Federal Income Tax Status," page 25).

     G. SURRENDER AND TERMINATION
     A Contract Owner, during the Accumulation Period under a deferred annuity Contract, may elect, at any time before the earlier of the Annuity Commencement Date or the death of the Annuitant, to surrender the Contract for all or any part of his Individual Account. Participants in Tax-Sheltered Annuities (IRC
Section 403(b) Plans) and in the Texas Optional Retirement Program are subject to the restrictions thereunder concerning the payment of amounts surrendered (see "Tax-Sheltered Annuities" and "Texas Optional Retirement Program," pages 28 and 30, respectively). The Company will, upon receipt of a request for a partial surrender, redeem a number of Accumulation Units necessary to equal the dollar amount requested, plus any applicable Contingent Deferred Sales Charge, Contract Maintenance Charge and premium taxes. For complete surrenders, the entire Contract Value will be surrendered, the said applicable charges deducted, and the balance sent to the Contract Owner (see "Charges and Other Deductions," page
16). The value of the Accumulation Units under a partial surrender and of the Contract Value under a complete surrender will be determined as of the end of the Valuation Period during which the written request is received by ReliaStar at its principal office. Payment of proceeds in connection with a partial or complete surrender will generally be made within seven days after receipt of request for a surrender. Postponement of payments may occur in certain circumstances (see "Time of Payments," page 24). (For information as to Federal tax consequences resulting from surrenders, see "Federal Income Tax Status," page 25; for information about state premium tax consequences, see "Premium Taxes," page 18 and Appendix A of the Statement of Additional Information.)

                                 ANNUITY PERIOD

     A. ANNUITY COMMENCEMENT DATE
     Annuity payments will begin on the maturity date of the Contract which is the first day of the calendar month following the Annuitant's 90th birthday, or on an earlier Annuity Commencement Date as selected by the Contract Owner. Not later than 30 days prior to the Annuity Commencement Date, the Contract Owner may elect in writing to advance or defer the Annuity Commencement Date.

     B. ANNUITY OPTIONS
     The Contract Owner may, at any time at least 30 days prior to the Annuity Commencement Date upon written notice to ReliaStar at its Principal Office, elect to have payments made under any one of the Annuity Options provided in the Contract. If one of the Annuity Options is not selected by the Contract Owner at least 30 days prior to the Annuity Commencement Date, the amounts held under the Contract on the date of maturity will automatically be applied to provide a variable joint and one-half to survivor life annuity under Option 2c described below.

     On the Annuity Commencement Date, ReliaStar will apply the Contract value, reduced by any applicable premium taxes not previously deducted, to provide a Variable Annuity, a Fixed Annuity, or any combination thereof, as elected by the Contract Owner.

     The Contracts provide for the Annuity Options described below. The payments under the Annuity Options may be fixed, variable, or any combination thereof, as determined by the Contract Owner, except for Option 4 under which the payments must be variable.

     OPTION 1 - LIFE ANNUITY - An annuity payable during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant. If this Option is elected, annuity payments terminate automatically and immediately upon the death of the Annuitant without regard to the number or total amount of payments received. (For example, if the Annuitant dies before the due date of the second payment, no further payments will be made.) Generally, however, the monthly payment amount during the Annuitant's lifetime is greater under Option 1 than the monthly payment amount where payments for a guaranteed number of months (Option 3) has been selected.

     OPTION 2A - JOINT AND 100% SURVIVOR LIFE ANNUITY - An annuity payable monthly during the joint lifetime of the Annuitant and the Joint Annuitant and continuing thereafter at the same amount during the lifetime of the survivor, ceasing with the last payment due prior to the death of the survivor.

     OPTION 2B - JOINT AND TWO-THIRDS TO SURVIVOR LIFE ANNUITY - An annuity payable monthly during the lifetime of the Annuitant and the Joint Annuitant and continuing thereafter during the lifetime of the survivor at an amount equal to two-thirds of the joint annuity payment, ceasing with the last payment due prior to the death of the survivor.

     OPTION 2C - JOINT AND ONE-HALF TO SURVIVOR LIFE ANNUITY - An annuity payable monthly during the joint lifetime of the Annuitant and the Joint Annuitant and continuing thereafter during the lifetime of the survivor at an amount equal to one-half of the joint annuity payment, ceasing with the last payment due prior to the death of the survivor.

     UNDER OPTIONS 2A, 2B, 2C, ANNUITY PAYMENTS TERMINATE AUTOMATICALLY AND IMMEDIATELY ON THE DEATHS OF BOTH THE ANNUITANT AND THE JOINT ANNUITANT WITHOUT REGARD TO THE NUMBER OR TOTAL AMOUNT OF PAYMENTS RECEIVED, EVEN IF ONLY ONE PAYMENT HAS BEEN RECEIVED.

     OPTION 3 - LIFE ANNUITY WITH 60, 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the life of the Annuitant with the guarantee that if, upon the death of the Annuitant, annuity payments have been made for less than 60, 120 or 240 monthly periods, as elected, payments will be made as follows:

     1. Any guaranteed annuity payments will be continued during the remainder of the selected period to the Beneficiary. The Beneficiary may, at any time, elect to have the present value of the unpaid guaranteed number of annuity payments commuted in the manner specified in 2 below, paid in a lump sum.

     2. If a Beneficiary receiving annuity payments under this Option dies after the death of the Annuitant, the present value, computed as of the Valuation Period in which notice of death of the Beneficiary is received by ReliaStar at its principal office, of the guaranteed number of annuity payments remaining after the receipt of such notice and to which such deceased Beneficiary would have been entitled had he not died, computed at the effective annual interest rate assumed in determining the Annuity Tables contained in the Contract, shall be paid in a lump sum in accordance with the Contract.

     OPTION 4 - UNIT REFUND LIFE ANNUITY - An annuity payable monthly during the lifetime of the Annuitant, terminating with the last payment due prior to the death of the Annuitant. An additional annuity payment will be made to the Beneficiary equal to the value of an Annuity Unit Value of the Separate Account as of the date that notice of death in writing is received by ReliaStar at its principal office, multiplied by the excess if any, of (a) over (b) where: (a) is the net Contract value allocated to Sub-Accounts and applied under the Option at the Annuity Commencement Date, divided by the corresponding Annuity Unit Value as of the Annuity Commencement Date, and (b) is the product of the number of Annuity Units applicable under the Sub-Account represented by each annuity payment and the number of annuity payments made. The additional payment will be equal to the combined results, if any, for the Separate Account. (For an illustration of this Option see Appendix II on page 36.)

     C. ALLOCATION OF ANNUITY
     The Contract Owner may elect to have the net Contract Value, as determined below in Paragraph E, applied at the Annuity Commencement Date to provide a Fixed Annuity, a Variable Annuity, or any combination thereof. Such elections must be made, or modified if previously made, in writing to ReliaStar at its principal office or other designated office, at least 30 days prior to the Annuity Commencement Date. After the Annuity Commencement Date, redemptions are not allowed.

     D. VALUE OF AN ANNUITY UNIT
     For each of the Sub-Accounts of the Separate Accounts, the value of an Annuity Unit was arbitrarily set initially at $1.00. The value of an Annuity Unit for any subsequent Valuation Period is determined by multiplying the value of the Annuity Unit for the immediately preceding Valuation Period by the net investment factor (see "Accumulation Period - Deferred Variable Annuities: Net Investment Factor," page 19) for the Valuation Period for which the value of the Annuity Unit is being calculated, and multiplying the result by an interest factor to offset the effect of an investment earnings rate of 3.5% per annum, which is assumed in the Annuity Tables contained in the Contract. (For an illustration of this calculation see Appendix III, Example A, on page 37.)

     E. FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS
     When annuity payments are to commence, the Contract Value to be applied to a Variable Annuity Option will be determined by multiplying the value of an Accumulation Unit for the Valuation Date on or immediately preceding the seventh day before the Annuity Commencement Date by the number of Accumulation Units owned. This seven day period is used to permit calculation of amounts of annuity payments and mailing of checks in advance of the due date. At that time any applicable premium taxes not previously deducted will be deducted from the Contract Value to determine the net Contract value. The resultant value is then applied to the Annuity Tables set forth in the Contract to determine the amount of the monthly installment for each $1,000 of contract value applied. These Annuity Tables vary according to the Annuity Option selected by the Contract Owner and according to the sex and adjusted age of the Annuitant and any joint Annuitant at the Annuity Commencement Date. The Contract contains a formula for determining the adjusted age, and the Annuity Tables are determined from the Progressive Annuity Table assuming births in the year 1900 and a net investment rate of 3.5% per annum.

     Because statistically women as a class live longer than men, the annuity payout rates for women under Annuity Tables which differentiate between men and women are less, at the same age, than they are for men. On July 6, 1983, the United States Supreme Court ruled that employer-based retirement benefits derived from contributions made after August 1, 1983 may not differentiate between men and women. In calculating benefits derived from contributions made after August 1, 1983 for employer-based retirement plans funded by Contracts offered by this prospectus, we will not use values which differentiate between men and women. We will increase the guaranteed annuity payment rates in the Annuity Tables for women so that they will equal the guaranteed annuity rates for men. However, we will continue to use Annuity Tables which differentiate between men and women for Contracts which are not associated with employer-based retirement plans.

     The dollar amount of the first monthly payment of a Variable Annuity, determined as above, is divided by the value of an Annuity Unit for the Sub-Account for the Valuation Date on or immediately preceding the seventh day before the Annuity Commencement Date to establish the number of Annuity Units representing each monthly payment under the Sub-Account. This seven day period is used to permit calculation of amounts of annuity payments and mailing of checks in advance of the due date. This number of Annuity Units remains fixed for all variable annuity payments. The dollar amount of the second and subsequent variable annuity payments is determined by multiplying the fixed number of Annuity Units for the Sub-Account by the applicable value of an annuity unit for the Valuation Date on or immediately preceding the seventh day before the due date of the payment. The value of an Annuity Unit is determined on each Valuation Date and will vary with the investment performance of the Fund, and, therefore, the dollar amount of the second and subsequent variable annuity payments may change from month to month. (For an illustration of the calculation of the first and subsequent Variable Payments, see Appendix III, Examples B, C, and D on pages 38, 39 and 40, respectively.)

     If the net Contract Value on the Annuity Commencement Date is less than $2,000, ReliaStar may pay such Value in one sum in lieu of annuity payments. If the net Contract Value is not less than $2,000 but the annuity payments provided for would be or become less than $20, ReliaStar may change the frequency of annuity payments to such intervals as will result in payments of at least $20.

     F. ASSUMED INVESTMENT RATE
     A 3.5% assumed investment rate is built into the annuity tables in the Contract. A higher assumption would mean a higher initial payment but more slowly rising and more rapidly falling subsequent variable annuity payments. A lower assumption would have the opposite effect. If the actual net investment rate of the Sub-Account is at the annual rate of 3.5%, the variable annuity payments will be level.

                        MISCELLANEOUS CONTRACT PROVISIONS

     A. TIME OF PAYMENTS
     All payments due under the Contracts will ordinarily be made within seven days of the payment due date or within seven days after the date of receipt of a request for a withdrawal or termination. However, ReliaStar reserves the right to postpone payment of any amounts derived from purchase payments paid by check or bank draft until ReliaStar is reasonably assured that the check or draft has cleared, normally thirty days from the date of receipt of the check or draft. ReliaStar further reserves the right to suspend or postpone the date of any payment due under the Contracts (1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which trading on the Exchange, as determined by the SEC, is restricted;
(2) for any period during which an emergency, as determined by the SEC, exists as a result of which disposal of securities held in the Separate Account is not reasonably practical or it is not reasonably practical to determine the value of the Separate Account's net assets; or (3) for such other periods as the SEC may by order permit for the protection of security holders or as may be permitted under the 1940 Act.

     B. RIGHT TO EXAMINE CONTRACT


     Any Contract Owner may revoke the Contract at any time between the date of application and the date 20 days after receipt of the Contract. In order to revoke the Contract, it must be mailed or delivered (if it has already been received), to the agent through whom the Contract was purchased, or to the Company at 4601 Fairfax Drive, Arlington, Virginia 22203. Mailing or delivery must occur on or before 20 days after receipt of the Contract for revocation to be effective.


     Upon revocation, ReliaStar will pay, unless otherwise required by state and/or federal law, the Contract Value for the Contract based on the Accumulation Unit Value as of the close of the business day when the Contract is received at ReliaStar's principal office. The liability of the Separate Account under this provision is limited to the Contract Owner's Contract Value in the Separate Account on the date of receipt.

     C. AMENDMENT OF CONTRACT
     Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the Contract may need to be approved by Contract Owners and state insurance departments.

     D. REPORTS TO CONTRACT OWNERS
     ReliaStar will mail to each Contract Owner, at the last known address of record, at least annually, a report containing such information as may be required by any applicable law or regulation and a statement of the Accumulation Units credited to the Contract for the Sub-Accounts and the values of the Accumulation Unit. In addition, latest available reports of the Fund invested in by the Sub-Account will be mailed to each Contract Owner.

     E. ASSIGNMENT
     Any amounts payable under the Contracts may not be commuted, alienated, assigned or otherwise encumbered before they are due. To the extent permitted by law, no such payments shall be subject in any way to any legal process to be used for payment of any claims against any Annuitant, joint annuitant or Beneficiary. Separate Account P Contracts may be assigned. Separate Account Q Contracts may not be assigned.

     F. SUBSTITUTION OF FUND SHARES
     If in ReliaStar's judgment one or more of the Funds becomes unsuitable for investment by Contract Owners because of a change in the investment policy, or a change in the tax laws, or because the shares are no longer available for investment, ReliaStar may seek to substitute the shares of another Fund or the shares of an entirely different mutual fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required.

     G. OWNERSHIP OF THE CONTRACT
     Ordinarily, the purchaser of a Contract is both the Owner and the Annuitant and is entitled to exercise all the rights under the Contract. However, the Owner may be a person other than the Annuitant. This is frequently the case with respect to Contracts issued in connection with corporate retirement plans and Keogh Plans. Transfer of the ownership of a Contract may involve Federal income tax consequences, and a qualified advisor should be consulted before any such transfer is attempted.

                            FEDERAL INCOME TAX STATUS

     A. INTRODUCTION
     The Contracts may be purchased for use by individuals in retirement plans which qualify for Federal tax benefits available under Sections 401, 403(a), 403(b), 408 or 457 plans ("Qualified Plans") under the provisions of the Internal Revenue Code of 1986 (the "Code"). They may also be issued for deferred compensation and other individual retirement plans which do not qualify under such provisions of the Code ("Non-Qualified Plans"). The ultimate effect of Federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits of the Contract Owner, Annuitant or Beneficiary depends on ReliaStar's tax status, on the type of retirement plan for which the Contract is purchased, and upon the tax and employment status of the individual concerned.

     The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion is based upon ReliaStar's understanding of the Federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the Federal income tax laws or the current interpretations by the Internal Revenue Service (the "Service"). For a discussion of Federal income taxes as they relate to the mutual funds, please see the accompanying Prospectuses of the Funds. References are made in this discussion to the tax acts of the last several years that have significantly affected taxation of these products: the Deficit Reduction Act of 1984 (the "DRA"), the Tax Reform Act of 1986 (the "TRA"); and the Technical and Miscellaneous Revenue Act of 1988 (the "TAMRA"). The TRA and the TAMRA tax acts also include technical corrections to the DRA, some of which are discussed in the material below.

     B. TAX STATUS
     ReliaStar is taxed as a life insurance company under Subchapter L of the Code. Since Separate Accounts P and Q are not separate entities from ReliaStar and their operations form a part of ReliaStar, they will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the value of an Accumulation Unit held under the Contracts. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract. Under existing Federal income tax law, the Separate Accounts' investment income, including realized net capital gains, is not taxed to ReliaStar to the extent it is applied to increase reserves under a Contract. ReliaStar's basis in the assets underlying the Contracts will be adjusted for appreciation or depreciation, to the extent the reserves are so adjusted.

     C. TAXATION OF ANNUITIES IN GENERAL - NON-QUALIFIED PLANS
     Section 72 of the Code governs taxation of annuities. In general, a Contract Owner is not taxed on increases in value of the Accumulation Units held under a Contract until some form of distribution is made under the Contract. However, in some cases, the increase in value may be subject to tax currently. In the case of Contracts not owned by natural persons, see page 27. In the case of Contracts not meeting the diversification requirements, see page 27.

     1. SURRENDERS OR WITHDRAWALS.
     Section 72 of the Code provides that a complete surrender or a withdrawal from a Contract prior to the date of maturity of the Contract will, as a general rule, be treated as taxable income to the extent the amounts held under the Contract exceed the "investment in the Contract." The remainder will be treated as a return of capital. For these purposes, loans against the Contract or the pledging of the Contract are treated as withdrawals. The "investment in the Contract" is the aggregate amount of purchase payments by or on behalf of an individual under a Contract minus the amounts received under the Contract that have been excludable from the individual's gross income. The taxable portion is taxed at ordinary income tax rates. For Contracts issued in connection with Qualified Plans, the "investment in the contract" can be zero.

     2. ANNUITY PAYMENTS
     For fixed annuity payments, the taxable portion of each payment is determined by a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion is determined by a formula which establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the Contract by the total number of expected periodic payments. The remaining portion of each payment is taxed at ordinary income rates. Withholding of Federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies ReliaStar of that election. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

     3. TAXATION OF DEATH BENEFIT PROCEEDS.
     Amounts may be distributed from a Contract because of the death of an Owner or Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under an Annuity Option, they are taxed in the same way as annuity payments. For these purposes, the investment in the contract is not affected by the owner's or annuitant's death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.

     4. PENALTY TAX ON SURRENDERS OR WITHDRAWALS.
     Generally, a 10 percent (10%) penalty tax is imposed on premature taxable distributions (surrenders or withdrawals). The penalty is 10 percent (10%) of the amount received that is includible in income by the Contract Owner. The penalty tax is not imposed on amounts received (i) after the Contract Owner attains age 59 1/2, (ii) after the death of the Contract Owner (or, if the Contract Owner is not an individual, on or after the death of the primary annuitant), (iii) that are attributable to the Contract Owner becoming totally disabled, (iv) in a series of substantially equal periodic payments made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his Beneficiary, and (v) under an immediate annuity contract (an annuity which is purchased with a single premium, the annuity starting date of which commences no later than one year from the date of the purchase of the annuity and which provides for a series of substantially equal periodic payments to be made not less frequently than annually). Other tax penalties may apply to certain distributions under a Qualified Plan Contract (see "Qualified Plans," page 28).

     5. POSSIBLE TAX CHANGES.
     In recent years, legislation has been proposed that would have adversely modified the Federal taxation of certain annuities. For example, one such proposal would have changed the tax treatment of nonqualified annuities that did not have "substantial life contingencies" by taxing income as it is credited to the annuity. Although as of the date of this prospectus Congress is not considering any legislation regarding the taxation of annuities, there is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

     D. ADDITIONAL CONSIDERATIONS
     1. DISTRIBUTION-AT-DEATH RULES.
     In order to be treated as an annuity contract, a Contract issued on or after January 19, 1985 must provide that if any Contract Owner dies on or after the Contract Annuity Commencement Date, and before the entire interest in the Contract has been distributed, the remainder of his interest will be distributed at least as quickly as the method in effect on the Owner's death. If a Contract Owner dies before the Annuity Commencement Date, his entire interest must generally be distributed within five (5) years after the date of death, or must be annuitized for some period (not extending beyond the life or life expectancy of the designated Beneficiary) within one (1) year after the date of death. If the designated Beneficiary is the spouse of the deceased Contract Owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as the sole Contract Owner.

     For Contracts issued on or after April 23, 1987, the following changes apply. Where a Contract Owner is not an individual, the primary Annuitant is considered a Contract Owner. The primary Annuitant is defined as the individual, the events in whose life which are of primary importance in affecting the timing and amount of the payout under the Contract. In addition, when a Contract Owner is not an individual, a change in the primary Annuitant is treated as the death of the Contract Owner. Finally, in the case of joint Contract Owners, the distribution will be required at the death of the first of the Contract Owners. Other rules relating to distributions at death apply to Qualified Plans. You should consult your legal counsel and tax adviser regarding these rules and their impact on the Contracts (see "Qualified Plans," page 28).

     2. GIFT OF ANNUITY CONTRACTS.
     With respect to Contracts issued on or after April 23, 1987, gifts of non-qualified annuity contracts prior to the Annuity Commencement Date will trigger tax on the gain in the Contract, with the done getting a step-up in basis for the amount included in the donor's income. This provision does not apply to transfers between spouses or incident to a divorce.

     3. CONTRACTS OWNED BY NON-NATURAL PERSONS.
     In the case of contributions after February 28, 1986, where the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in the net surrender value less the premium paid) is includible in income each year. The rule does not apply where the non-natural person is the nominal Owner of a Contract and the beneficial Owner is a natural person. The rule also does not apply where the annuity Contract is acquired by the estate of a decedent, where the Contract is held under a Qualified Plan, a TSA program, or an IRA, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a Qualified Plan, and in the case of an immediate annuity.

     4. SECTION 1035 EXCHANGES.
     Section 1035 of the Code provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules which formerly provided that the surrender was taxable only to the extent the amount received exceeds the Contract Owner's investment in the Contract, will continue to apply. In contrast, Contracts issued on or after January 19, 1985, in a Code Section 1035 exchange, are treated after exchange as new Contracts for purposes of the penalty and distribution-at-death rules. Special rules and procedures apply to Code 1035 transactions. Purchasers wishing to take advantage of Code 1035 should consult their tax advisors.

     5. ANTI-ABUSE RULES.
     To discourage abusive situations, TAMRA provides that all deferred annuity contracts issued after October 21, 1988 by the same insurer (or its affiliates) to the same contract owner during any 12-month period will be aggregated in figuring how much of any distribution is includible in gross income. TAMRA also gives the Treasury Department regulatory authority to prevent avoidance of TAMRA's rules concerning how much of any distribution is includible in gross income.

     6. DIVERSIFICATION REQUIREMENTS.
     Section 817(h) of the Code provides that separate account investments underlying a contract must be "adequately diversified" in accordance with Treasury regulations in order for the contract to qualify as an annuity contract under Section 72 of the Code. The Separate Accounts, through the portfolios of the mutual fund, intend to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in the various Sub-Accounts may be invested. Although ReliaStar does not have control over the Funds in which the Separate Accounts invest, we expect that the portfolios of Funds in which the Separate Accounts own shares will meet the diversification requirements and that therefore the Contracts will be treated as annuity contracts under the Code.

     Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the Qualified Plans (described above) are defined as pension plan contracts for these purposes. Notwithstanding the exception of Contracts in Qualified Plans from application of the diversification rules, the investment vehicle for ReliaStar's Contracts in Qualified Plans (i.e., the portfolios of mutual funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for Contracts in Non-Qualified Plans as well as Qualified Plans.

     7. OWNERSHIP TREATMENT.
     In certain circumstances, Owners of variable annuity contracts may be considered the owners, for Federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable annuity contract owner's gross income. Several years ago, the IRS stated in published rulings that a variable contract Owner will be considered the owner of separate account assets if the contract Owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets."

     The ownership rights under the contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the Owner of the Contracts has the choice of one or more Sub-Accounts in which to allocate premiums and Contract Values, and may be able to transfer among Sub-Accounts more frequently than in such rulings. These differences could result in the Contract Owner being treated as the Owner of the assets of the Separate Accounts. In addition, ReliaStar does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. ReliaStar therefore reserves the right to modify the Contracts as necessary to attempt to prevent the contract owners from being considered the owners of the assets of the Separate Accounts.

     8. TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT.
     A transfer of ownership of a Contract, the designation of an Annuitant, payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Commencement Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchanges should contact a competent tax advisor with respect to the potential effects of such a transaction.

     9. WITHHOLDING.
     Pension and annuity distributions generally are subject to withholding for the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. Effective January 1, 1993, distribution from certain Qualified Plans are generally subject to mandatory withholding.

     10. MULTIPLE CONTRACTS.
     All Non-Qualified deferred annuity contracts entered into after October 21, 1988 that are issued by ReliaStar (or its affiliates) to the same Owner during any calendar year are treated as one annuity Contract for purposes of determining the amount includible in gross income under Code Section 72(e). The effects of this rule are not yet clear; however, it could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same Owner. Accordingly, a Contract Owner should consult a competent tax advisor before purchasing more than one annuity contract.

     E. QUALIFIED PLANS
     The  Contracts  may be used with several  types of Qualified  Plans.  TSAs,
Keoghs, Individual Retirement Arrangements ("IRAs"), Corporate Pension and Profit-Sharing Plans and Section 457 Deferred Compensation Plans will be treated, for purposes of this discussion, as Qualified Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contracts with the various types of Qualified Plans. Participants under such Qualified Plans as well as Contract Owners, Annuitants, and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract issued in connection therewith. Owners are responsible for determining that contributions, distributions and other transactions with respect to the Contracts satisfy applicable law. Purchasers of Contracts for use with any Qualified Plan should consult their legal counsel and tax adviser regarding the suitability of the Contract.

     The TRA has made numerous changes in the tax rules governing Qualified Plans including rules with respect to: maximum contributions, minimum, maximum and timing of distributions, anti-discrimination, coverage and vesting. The TRA also generally increased the penalty tax on premature distributions, substantially revised the general rules for the taxation of distributions, and added a new penalty tax on large distributions. The following are brief descriptions of the various types of Qualified Plans and of the use of the Contracts in connection therewith:

     1. TAX-SHELTERED ANNUITIES.
     Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations, specified in Code 501(c)(3) to purchase annuity contracts and, subject to certain limitations, exclude the amount of purchase payments from gross income for Federal income tax purposes. However, these payments may be subject to FICA
(Social Security) taxes. These annuity contracts are commonly referred to as "TSAs." In accordance with the requirements of Section 403(b), any Contract used for a 403(b) plan will restrict distributions of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributable to elective contributions held as of the end of the last year beginning before January 1, 1989. However, distributions of such amounts will be allowed upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. Purchasers of the Contracts for these purposes should seek competent advice as to eligibility, applicable non-discrimination rules, limitations on permissible amounts of purchase payments, required distributions and tax consequences upon distribution.

     2. KEOGH PLANS.
     The Self-Employed Individual Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish "Keoghs," or Qualified Plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, special rules apply to such plans with respect to maximum permissible contributions, required distributions, nonforfeitability of interests, nondiscrimination, and the taxation of distributions. Restrictions on the availability of the amounts may be applicable. In order to establish such a plan, a plan document must be adopted and implemented by the employer, and advance approval by the IRS is often requested. Purchasers of the Contracts for use with Keogh plans should seek competent advice as to the suitability of the proposed plan document and of the Contracts to those specific needs.

     3. INDIVIDUAL RETIREMENT ARRANGEMENTS.
     Section 408 of the Code permits eligible individuals to contribute to an individual retirement arrangement known as an "IRA." These IRAs are subject to limitations on the amount which may be contributed, the deductibility of contributions, the persons who may be eligible, the time when distributions must commence and the taxation of distributions. In addition, distributions from certain other types of Qualified Plans may be placed on a tax-deferred basis into an IRA. Purchasers of the Contracts for such purposes should seek competent advice as to the suitability of the Contracts therefore. The Internal Revenue Service has not reviewed the Contract for qualification as an IRA, and has not generally ruled whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.

     4. CORPORATE PENSION AND PROFIT SHARING PLANS.
     Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees. The rules applicable to such plans of corporate employers are similar to the rules applicable to Keogh plans. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder. Corporate employers, intending to use the Contracts in connection with such plans, should seek competent advice in connection therewith.

     5. SECTION 457 DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ENTITIES. Section 457 of the Code provides for certain deferred compensation plans with respect to service for state and local governments and tax-exempt entities. The Contracts may be used in connection with these plans; however, under these plans, the Contract Owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such Contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the Contracts. A number of special rules apply to deferred compensation plans described in Code Section 457, relating to items such as ownership of plan assets, persons allowed to participate, maximum contributions, permitted distributions, required distributions, and taxation of distributions. Accordingly, state and local governments and tax-exempt entities intending to use the Contracts in connection with such plans should seek competent advice in connection therewith.

     F. WITHHOLDING REQUIREMENTS WHERE ROLLOVERS ARE DISTRIBUTED DIRECTLY TO THE PARTICIPANT
     A qualified retirement or annuity plan must permit participants to elect to have any distribution that is eligible for rollover treatment ("Eligible Rollover Distributions") transferred directly to another qualified plan, IRA or individual retirement annuity specified by the participant. Direct transfers are sometimes referred to as Trustee-to-Trustee transfer.

     Beginning January 1, 1993, when Eligible Rollover Distributions are made directly to the participants, rather than Trustees-to-Trustee, 20% of the distribution will be withheld and paid to the IRS.

     G. SEEK TAX ADVICE
     The above description of Federal income tax consequences of the different types of Qualified Plans which may be funded by the Contracts offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules relating to Qualified Plans are extremely complex and often difficult to comprehend. Many of these rules were changed by the TRA. Anything less than full compliance with the applicable rules, all of which are subject to change, may trigger severe adverse tax consequences. A prospective purchaser considering adoption of a Qualified Plan should first consult a qualified and competent tax advisor.

                                   REGULATION

     A. STATE
     ReliaStar is subject to the laws of the State of New York governing insurance companies and to regulation by the New York Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering the operations of ReliaStar for the preceding year and its financial condition as of the end of such year.

     ReliaStar's books and accounts are subject to review by the Department of Insurance at any time and a full examination of its operations is conducted periodically. Such regulation does not, however, involve any supervision of management or investment practices or policies except to determine compliance with the requirements of New York Insurance Law. In addition, ReliaStar is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

     B. PROPOSED UNISEX LEGISLATION
     From time to time, legislation in several forms is considered to prohibit insurers from using rates or factors which distinguish on the basis of sex in determining premium rates and benefit payments under insurance policies and annuity contracts (see "Annuity Period," page 22). If "unisex" insurance requirements are enacted, ReliaStar may be required to utilize contract annuity rate tables which do not differentiate in the amount of annuity benefits on the basis of sex. If enacted, one aspect of such legislation might result in a Contract change which provides for either an increase in the initial rate amounts of monthly benefits to be applied for females or a decrease in such rate amounts for males or a combination of both. ReliaStar may be required to amend existing policies to reflect such changes.

                                  VOTING RIGHTS

     As stated above, all of the assets held in the Sub-Accounts of the Separate Accounts will be invested in shares of the corresponding Fund (the "Fund Shares"). In accordance with its view of present applicable law, ReliaStar will vote the Fund Shares held in the Separate Account at meetings of shareholders of the Fund in accordance with instructions received from the Contract Owner. Fund Shares as to which no timely instructions are received and Fund shares that are not otherwise attributable to Contract Owners will be voted by ReliaStar in proportion to the instructions received from all persons furnishing timely instructions. However, if the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result ReliaStar determines that it is permitted to vote the Fund Shares in its own right, it may elect to do so.

     Prior to the Annuity Commencement Date, the number of Fund Shares held in the Sub-Accounts of the Separate Accounts which is attributable to each Contract Owner is determined by dividing the Sub-Account Contract value by the net asset value of one Fund Share. After the Annuity Commencement Date, the number of Fund Shares held in the Sub-Account of the Separate Account which is attributable to each Contract is determined by dividing the reserve held in the Sub-Account for the variable annuity payment under such Contract by the net asset value of one Fund Share. As this reserve fluctuates, the number of votes fluctuates, although generally they will decrease, causing the votes attributable to a Contract to decrease.

     The number of votes which a person has the right to cast will be determined as of the record date established by each Fund. Voting instructions will be solicited by written communication prior to the date of the meeting at which votes are to be cast. Each person having a voting interest in the Separate Account will receive reports and other materials relating to the Funds.

                        TEXAS OPTIONAL RETIREMENT PROGRAM

     Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a Contract, or apply them to provide annuity options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds may, however, be used to fund another eligible retirement vehicle.

                                   LITIGATION

     No litigation is pending that would have a material effect upon the Separate Accounts.

                             REGISTRATION STATEMENT

     A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts. This Prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Separate Accounts, ReliaStar, and the Contracts. Statements contained in this Prospectus as to the content of the Contract and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

                                 LEGAL OPINIONS

     Legal matters in connection with the Contracts described in this Prospectus have been passed upon by Robert B. Saginaw, Counsel for ReliaStar.

                                PERFORMANCE DATA

     From time to time, the ReliaStar Bankers Security Variable Annuity Accounts ("The USA Plan") may advertise several types of performance measures relating both to the Funds and to the Sub-Accounts themselves for specified periods, assuming current Contract charges and actual Fund performance. Methods of quoting performance will include standardized calculations of average annual total return for one, five and ten years, ending on a recent calendar quarter, or if such periods have not yet elapsed, at the end of a shorter period corresponding to the life of the Sub-Account. The USA Plan may also use nonstandardized performance measures, comparisons of investment results to various indices including the Dow Jones Average of 30 Industrial Stocks, the Standard and Poor's 500 Stock Index, the Consumer Price Index, the Salomon Brothers High Grade Bond Index, the Lehman Brothers Government/Corporate Bond Index and the Merrill Lynch Government/Corporate Master Index, all of which are widely recognized indices of stock market performance but which do not include the reinvestment of income dividends and do not consider tax consequences. In addition, The USA Plan may be compared to the performance of other fixed income or government bond mutual funds or mutual fund indices such as reported by Lipper Analytical Services, Inc. ("Lipper") or CDA Investment Technologies, Inc. ("CDA"). Lipper and CDA are widely recognized independent mutual fund reporting services. Their performance calculations are based upon changes in net asset value with all dividends reinvested, but do not include the effect of any sales charges. Comparisons may also be made with results of other mutual funds or groups of mutual funds in advertisements or in reports furnished to present or prospective shareholders. Standardized measures of performance are based on several assumptions which may or may not apply to an individual investor's account. Because the average annual total return figures are annualized, they represent an average percentage change over an annual period which may be based on less than 12 months of actual data, whereas previously reported total return figures may not have been annualized and represented in those cases the aggregate percentage or dollar-value change over the period in question.

     The USA Plan's method for computing average annual total return is to compute the average annual compounded rate of return that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. For purposes of the calculation, it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated. All recurring charges are reflected in the calculations. The asset charges are reflected in the changes in unit values. The $30 Contract Maintenance Charge is deducted by dividing the total amount of contract fees collected in the prior year by the total average net assets.

     Certain Sub-Accounts may quote current yield and effective yield. The current yield refers to the income generated by an investment over a 7-day period (which period will be stated in the advertisement). This income is then assumed to be earned each week over a 52-week period. The effective yield is calculated similarly, but the income earned by the sub-account investments are assumed to be reinvested.

     Each of the other Sub-Accounts may also quote yield. The yield of these Sub-Accounts refers to the net income earned by the underlying mutual fund over a 30-day period (which period will be stated in the advertisement). This income is then assumed to be earned for a full year and to be reinvested each month or six months. The resulting semi-annual yield is doubled.

     Other reportable performance measures may include income production rates, percentage changes in Accumulation Unit Values, and distribution rates. A distribution rate is simply a measure of the level of income and short-term capital gain dividends distributed for a specified period. It is, therefore, not intended to be a complete measure of performance. The distribution rate may sometimes be greater than yield since, for instance, it may include short-term gains (which may be nonrecurring) and may not include the effect of amortization of bond premiums. A distribution rate will be accompanied by a disclosure explaining (i) the components of the distribution rate that differ from yield,
(ii) where components consist of capital gains, they are nonrecurring, and (iii) where a component consists of option premiums, what potential effect on overall performance option writing might have.

     Any of the indicators mentioned in the section entitled "Performance Data" may be included in sales literature and shareholder reports when accompanied by required standardized calculations. More detailed information on performance data is set forth in the Statement of Additional Information.

                              FINANCIAL STATEMENTS

     The financial statements of ReliaStar set forth in the Statement of Additional Information are separate and apart from the financial statements of Separate Accounts P and Q and should be considered only as bearing upon the ability of ReliaStar to meet its obligations under the Contracts.

                       STATEMENT OF ADDITIONAL INFORMATION

     The Statement of Additional Information contains more specific information and financial statements relating to the Separate Accounts and ReliaStar. The Table of Contents of the Statement of Additional Information is set forth below:


         General Information About the Company.....................................................................    S-2
         Custodian and Accountants.................................................................................    S-2
         Underwriter...............................................................................................    S-2
         Calculation of Performance Data...........................................................................    S-2
         Financial Statements......................................................................................    S-9



     Contract Owner inquiries and requests for a Statement of Additional Information should be directed to ReliaStar in writing at 4601 Fairfax Drive, Arlington, Virginia 22203, or by telephoning ReliaStar at (703) 875-3623.

                                THE FIXED ACCOUNT

     During the accumulation period, the Owner may elect to have Contract Values accumulate on a fixed basis in the Fixed Account within the Company's General Account, which consists of all assets of ReliaStar other than allocated to any separate account of ReliaStar. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 and the Fixed Account has not been registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account nor any interest therein are subject to the provisions of these acts and, as a result, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This Prospectus is generally intended to serve as a disclosure document only for the aspects of the Contract involving Separate Accounts P and Q and their Sub-Accounts and contains only selected information regarding the Fixed Account. More information regarding the Fixed Account may be obtained from ReliaStar's principal office or from your registered representative.

GENERAL DESCRIPTION
     ReliaStar's obligations with respect to the Fixed Account are supported by its General Account. Subject to applicable law, ReliaStar has sole discretion over the investment of the assets in its General Account.

    ReliaStar guarantees that Contract Values in the Fixed Account will accrue interest at an effective rate of at least 4%, independent of the actual investment experience of the General Account. ReliaStar may, at its sole discretion, credit a higher rate of interest, although it is not obligated to credit interest in excess of 4% per year. Any interest rate in excess of 4% per year with respect to any amount in the Fixed Account pursuant to a Contract will be declared by ReliaStar for a specific period of time as follows. On the issue date and on any Contract Anniversary, the excess interest, if any, will be set on the Fixed Account Value and guaranteed until the next Contract Anniversary. Net purchase payments and transfers into the Fixed Account during the contract year will be credited with an excess interest rate as then declared and such excess interest rate will be guaranteed until the next Contract Anniversary.

    Once credited, such interest will be guaranteed and become part of the Contract Value in the Fixed Account from which deductions for fees and charges may be made.

    Charges under the Contract are the same as when a Separate Account is being used, except that the 1.25% per annum charged for mortality and expense risk is not imposed on amounts of Contract Value in the Fixed Account.

FIXED ACCOUNT VALUE
     The Contract's Fixed Account Value on any Valuation Date is the sum of the net purchase payments allocated to the Fixed Account, plus any transfers from the Separate Accounts, plus interest credited to the Fixed Account, less any surrenders, any applicable Contingent Deferred Sales Charges, any applicable premium taxes, annual Contract Maintenance Charges allocated to the Fixed Account, and/or transfers to the Separate Accounts.

TRANSFERS, TOTAL AND PARTIAL SURRENDERS
     Amounts in Fixed Account are generally subject to the same rights and limitations and will be subject to the same charges as are amounts allocated to the Sub-Accounts of the Separate Accounts with respect to total and partial surrenders (see page 16 of prospectus, "Charges and Other Deductions").

     Transfers out of the Fixed Account have special limitations. The owner may make partial or total transfers of Contract Values from the Fixed Account to one or more variable Sub-Accounts available in the Contract, as long as the amounts to be transferred have been in the Fixed Account for at least six months, unless transfers are being made as a part of an automatic dollar cost averaging program. The following conditions are also applicable: (a) all transfers within the Contract are without payment of any fee or charge; (b) the dollar amount of a transfer may not be less than $250 except that the entire Fixed Account Value may be transferred if less than $250; and (c) no transfer may be made after the Annuity Commencement Date or the date of receipt by ReliaStar of notification of death of the Annuitant. All transfers shall be made as of the end of the Valuation Period during which the request for transfer is received by ReliaStar at its principal office, or later Valuation Period if requested.


                                                             APPENDIX I

                                                             EXAMPLE A

                                              FORMULA AND ILLUSTRATION FOR DETERMINING
                                                   THE NET INVESTMENT FACTOR OF A
                                                   SUB-ACCOUNT FOR ALL CONTRACTS

                                A + B - C
Net Investment Factor =        ---------    -    F
                                 D - E

Where:

A    =     The Net  Asset  Value  of the  Fund as of the end of the  current
             Valuation Period.
           Assume....................................................................=      $11.570000

B    =     The  per  share  amount  of  any   dividend  or  capital   gains
             distribution since the end of the immediately  preceding  Valuation
             Period.
           Assume....................................................................=             0

C    =     The per share charge or credit for any taxes  reserved for at the end of the current Valuation Period.
           Assume....................................................................=             0

D    =     The Net Asset Value of a Fund share at the end of the immediately preceding Valuation Period.
           Assume....................................................................=     11.400000

E    =     The per share amount of any taxes  reserved for at the end of the immediately preceding Valuation Period.
           Assume....................................................................=             0

F    =     The daily deduction for mortality and expense risks, which totals 1.25% on an annual basis
           On a Daily Basis..........................................................=      0.000034

Then, the Net Investment Factor         =    11.570000  -     0.000034
                                             ---------
                                             11.400000




                                                             EXAMPLE B

                                              FORMULA AND ILLUSTRATION FOR DETERMINING
                                                    ACCUMULATION UNIT VALUE OF A
                                                            SUB-ACCOUNT

Accumulation Unit Value       =    A x B

Where:

A    =     The  Accumulation  Unit  Value  for  the  immediately  preceding
             Valuation Period.
           Assume.....................................................................=      $1.347125

B    =     The Net Investment Factor for the current Valuation Period.
            Assume....................................................................=       1.014878

Then, the Accumulation Unit Value
=            $1.347125    x   1.014878
=            $1.367167





                                                            APPENDIX II

                                                             EXAMPLE A

                                              FORMULA AND ILLUSTRATION FOR DETERMINING
                                                    DEATH BENEFIT PAYABLE UNDER
                                           SETTLEMENT OPTION 4 - UNIT REFUND LIFE ANNUITY

Upon the death of the Annuitant the designated Beneficiary under this option will receive under each applicable Separate Account a lump sum death benefit of the then dollar value of a number of Annuity Units computed using the following format:

Annuity Units Payable =       A - (C X D), IF A IS GREATER THEN C X D
                                -------------------------------------
                              -                    -
                              B                   B

Where:

A    =     The net  benefit  applied  on the  Annuity  Commencement  Date to purchase the Variable Annuity.
           Assume....................................................................=      $15,000

B    =    The Annuity Unit Value at the Annuity Commencement Date.
           Assume....................................................................=        1.103300

C    =    The number of Annuity Units represented by each payment made.
           Assume....................................................................=       82.933019

D    =    The total number of monthly  Variable Annuity Payments made prior to the Annuitant's death.
           Assume....................................................................=     24

Then the number of Annuity Units Payable

           $15,00000  -    (82.933019 X 24)
           ---------  -    ----------------
           $1.103300


= 13,595.576905 - 1990.392456
= 11,605.184449 Annuity Unit

If the value of an Annuity Unit on the date of receipt of notification of death was $1.130529 then the amount of the benefit under each applicable Separate Unit would be:

11,605.18449 x $1.130529 = $13,120.00

This calculation will be made for each Separate Account upon which Variable Annuity Payments were based.


                                                            APPENDIX III

                                                             EXAMPLE A

                                              FORMULA AND ILLUSTRATION FOR DETERMINING
                                                         ANNUITY VALUE OF A
                                                          SEPARATE ACCOUNT

Annuity Unit Value = A x B x C

Where:

A    =     Annuity  Unit  Value  for the  immediately  preceding  Valuation
             Period.
           Assume....................................................................=     $1.097696

B    =     Net  Investment  Factor  for the  Valuation  Period for which the
             Annuity Unit is being calculated.
           Assume....................................................................=      1.005200

C    =     A factor to neutralize the assumed  interest of 3 1/2% built into the Annuity tables used.
           Daily factor equals.......................................................=      0.999906

Then, the Annuity Value is:

$1.097696 x 1.005200 x 0.999906 = $1.103300




                                                             EXAMPLE B

                                              FORMULA AND ILLUSTRATION FOR DETERMINING
                                       AMOUNT OF FIRST MONTHLY VARIABLE ANNUITY PAYMENT FROM
                                                        ONE SEPARATE ACCOUNT

First Monthly Variable Annuity Payment          =      A    X   B
                                                        $1,000


Where:

A    =     The  Contract  value  allocated  to a  Separate  Account  for the
             Valuation Date or immediately  preceding the seventh day before the
             Annuity Commencement Date.
           Assume....................................................................=      $15,000.00

B    =     The  Annuity  purchase  rate per  $1,000  based  upon the  option selected,  the sex and adjusted age of the  Annuitant  according to the tables contained in the Contract.
           Assume....................................................................=        6.100000

Then, the first Monthly Variable Payment

=           $15,000   X   $6.10   =   $91.50
            -------------------
             $1,000



                                                             EXAMPLE C

                                              FORMULA AND ILLUSTRATION FOR DETERMINING
                                        THE NUMBER OF ANNUITY UNITS FOR ONE SEPARATE ACCOUNT
                                        REPRESENTED BY EACH MONTHLY VARIABLE ANNUITY PAYMENT

Number of Annuity Units       =    A
                                   B

Where:

A    =     The dollar amount of the first monthly Variable Annuity Payment.
           Assume....................................................................=     $91.50

B    =     The Annuity Unit Value for the Valuation  Date on or  immediately preceding the seventh day before the Annuity Commencement Date.
           Assume....................................................................=     $1.103300

Then, the number of Annuity Units

=        $91.50     =     82.933019
         $1.103300



                                                             EXAMPLE D

                                              FORMULA AND ILLUSTRATION FOR DETERMINING
                                        THE AMOUNT OF SECOND AND SUBSEQUENT MONTHLY VARIABLE
                                             ANNUITY PAYMENTS FROM ONE SEPARATE ACCOUNT

Second Monthly Variable Annuity Payment          =    A   x  B

Where:

A    =     The number of Annuity Units  represented by each monthly Variable
             Annuity Payment.
           Assume....................................................................=      $82.933019

B    =     The Annuity Unit Value for the Valuation  Date on or  immediately preceding  the  seventh day before the date on which the second (or subsequent) Variable Annuity Payment is due.
           Assume....................................................................=       $1.128621

Then, the second monthly Variable Annuity Payment

=          $82.933019 x $1.128621 = $93.60

The above  example was based upon the  assumption  of an increase in the Annuity
Unit Value since the initial Variable Annuity Payment due to favorable investment results of the Separate Account and the Fund. If the investment results were less favorable, a decrease in the Annuity Unit Value and in the second monthly Variable Annuity Payment could result. Assume B above was $1.074360.

Then, the second monthly Variable Annuity Payment

=           $82.933019 x $1.074360 = $89.10



          RELIASTAR BANKERS SECURITY VARIABLE ANNUITY FUNDS M, P AND Q
             INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS

                                   OFFERED BY
                RELIASTAR BANKERS SECURITY LIFE INSURANCE COMPANY
                          1000 Woodbury Lane, Suite 102
                               Woodbury, NY 11797
                            Telephone: (516) 682-8700



                       STATEMENT OF ADDITIONAL INFORMATION


                                 April 30, 1997


     This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Contract's Prospectus, dated April 30, 1997, which is available without charge by contacting ReliaStar Bankers Security Life Insurance Company at the above address or telephone number.



                                TABLE OF CONTENTS


HEADING                                                                                                                         PAGE
-------                                                                                                                         ----
GENERAL INFORMATION ABOUT THE COMPANY...........................................................................................S-2

CUSTODIAN AND ACCOUNTANTS.......................................................................................................S-2

UNDERWRITER.....................................................................................................................S-2

CALCULATION OF PERFORMANCE DATA.................................................................................................S-2

FINANCIAL STATEMENTS............................................................................................................S-9


                      GENERAL INFORMATION ABOUT THE COMPANY

     ReliaStar Bankers Security Life Insurance Company ("ReliaStar" or the "Company") is a stock life insurance company incorporated under the laws of the State of New York in 1917 under the name The Morris Plan Insurance Society. It adopted the name Bankers Security Life Insurance Society in 1946 and ReliaStar Bankers Security Life Insurance Company in 1996. ReliaStar is a wholly-owned subsidiary of ReliaStar United Services Life Insurance Company ("ReliaStar United Services") which in turn is wholly-owned by ReliaStar Life Insurance Company, a subsidiary of ReliaStar Financial Corp. ReliaStar Financial Corp. is a holding company incorporated under the laws of the State of Delaware whose subsidiaries are engaged in life and health insurance and financial services.


                            CUSTODIAN AND ACCOUNTANTS


     A. Custodian

     ReliaStar, whose address appears on the cover of the prospectus, is the custodian of the assets of the Separate Accounts.

     B. Accountants


     The annual financial statements of ReliaStar Bankers Security Variable Annuity Funds P and Q as of December 31, 1996, which are incorporated herein by reference in the Statement of Additional Information, and the annual financial statements of ReliaStar, which are included in the Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports, which are incorporated by reference and included herein, and have been so incorporated and included in reliance upon the reports of such firm, which reports are given upon their authority as experts in accounting and auditing. From 1987 to 1994, KPMG Peat Marwick LLP served as the independent auditors for the Separate Accounts.



                                   UNDERWRITER

     Effective February 1, 1997, the Contracts are distributed in continuous offering by the principal underwriter, Washington Square Securities, Inc. ("WSSI"), an affiliate of ReliaStar and a subsidiary of ReliaStar Financial Corp. WSSI is a registered broker/dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The principal business address of WSSI is 100 Washington Avenue South, Minneapolis, MN 55401. Prior to February 1, 1997, the Contracts were distributed and underwritten by ReliaStar Financial Marketing Corporation ("RFMC"; formerly known as USLICO Securities Corporation), also an affiliate of ReliaStar. The Contracts are sold by state-licensed insurance agents of ReliaStar who are also registered representatives of broker/dealers who have sales agreements with WSSI. There are no special purchase plans or exchange privileges not described in the Prospectus (see "Charges and Other Deductions," on page 16 of the Prospectus). Commissions paid to these and other broker/dealers obtaining applications for Contracts accepted by ReliaStar will not exceed 6% of the Purchase Payments. The Contracts are sold in those states where their sale is lawful. Under certain circumstances, dealers may, in the calendar year in which they qualify, receive their commissions in advance of Contract Owner purchase payments. During 1994, 1995 and 1996, RFMC received approximately $907,648.12, $370,000, and $0, respectively, of commission income for the sale of variable annuity contracts issued by ReliaStar.

                         CALCULATION OF YIELD AND RETURN

Current Yield and Effective Yield:

     Current yield and effective yield will be calculated only for the Oppenheimer Money Fund.

     The current yield is based on a seven-day period (the "base period") and is calculated by determining the "net change in value" on a hypothetical account having a balance of one Accumulation Unit at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. The effective yield is computed in a similar manner, except that the base period return is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

                                                     365/7
         EFFECTIVE YIELD = [(Base Period Return + 1)      ] - 1

     Net changes in value of a hypothetical account will include net investment income of the account (accrued daily dividends as declared by the Oppenheimer Money Fund, less daily expense and contract charges to the account) for the period, but will not include realized or unrealized gains or losses on its underlying fund shares.

     The Oppenheimer Money Fund's yield and effective yield will vary in response to any fluctuations in interest rates and expenses of the Sub-Account.

     The yield and effective yield of the Sub-Account for the seven day period ending December 31, 1996 were as follows:


         Non-Qualified Contracts           Qualified Contracts

         Yield:            3.08%           Yield:            3.08%
         Effective Yield:  3.12%           Effective Yield:  3.12%


Standardized Yield:

     A standardized yield computation may be used for the Northstar High Yield Bond Fund, the Oppenheimer Strategic Bond, Fund, the Oppenheimer Bond Fund and the Fidelity Investment Grade Bond Portfolio Sub-Accounts. The yield quotation will be based on a recent 30 day (or one month) period, and is computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price on the last day of the period according to the following formula:

                              6
         YIELD = 2[(a - b + 1) - 1]
                    -----
                     cd

Where:

     a    = net  investment  earned  during the period by the Fund or  Portfolio attributable to shares owned by the Sub-Account.

     b    = expenses accrued for the period (net of reimbursements).

     c    = the average daily number of Accumulation  Units  outstanding  during the period.

     d    = the maximum offering price per Accumulation  Unit on the last day of the period.

     Yield on each Sub-Account is earned from dividends declared and paid by the underlying Fund or Portfolio, which are automatically reinvested in Fund or Portfolio shares.

     Following are the standardized yields for the Northstar High Yield Bond Fund, the Oppenheimer Strategic Bond Fund, the Oppenheimer Bond Fund and the Fidelity Investment Grade Bond Portfolio Sub-Accounts for the month ended December 31, 1996:


Non-Qualified Contracts:                              Qualified Contracts:
Northstar High Yield Bond Fund:             59.18%    Northstar High Yield Bond Fund:            53.39%
Oppenheimer Strategic Bond Fund             31.89%    Oppenheimer Strategic Bond Fund            35.31%
Oppenheimer Bond Fund                       21.97%    Oppenheimer Bond Fund                      25.48%
Fidelity Investment Grade Bond Portfolio     -.93%    Fidelity Investment Grade Bond Portfolio      -.73%



     AVERAGE ANNUAL TOTAL RETURNS. From time to time, sales literature or advertisements may also quote average annual total returns for one or more of the Sub-Accounts for various periods of time.

     Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month-end practicable, considering the type and media of the communication and will be stated in the communication.

     Average annual total returns will be calculated using Sub-Account unit values which the Company calculates on each Valuation Date based on the performance of the Sub-Account's underlying portfolio, the deductions for the Mortality and Expense Risk Charges, and the Contract Maintenance Charge. The calculation assumes that the Contract Maintenance Charge is $30 per year per Contract deducted at the end of each Contract year. For purposes of calculating average annual total return, an average per dollar Contract Maintenance Charge attributable to the hypothetical account for the period is used. The calculation also assumes surrender of the Contract at the end of the period for the return quotation. Total returns will therefore reflect a deduction of the surrender charge for any period less than EIGHT years. The total return will then be calculated according to the following formula:

                    1/N
     TR   = ((ERV/P)    ) - 1

     Where:

     TR   = The  average  annual  total  return  net  of  Sub-Account  recurring charges.

     ERV = the ending redeemable value (net of any applicable surrender charge) of the hypothetical account at the end of the period.

     P    = a hypothetical initial payment of $1,000.

     N    = the number of years in the period.



              Such average annual total return information for the Sub-Accounts is as follows:

QUALIFIED PLANS                              FOR THE 1-YEAR    FOR THE 5-YEAR    FOR THE 10-YEAR    FOR THE PERIOD FROM DATE
                                             PERIOD ENDED      PERIOD ENDED       PERIOD ENDED          OF INCEPTION OF
SUB-ACCOUNT                                     12/31/96          12/31/96          12/31/96        SUB-ACCOUNT TO 12/31/96
-----------                                     --------          --------          --------        -----------------------
Oppenheimer Money Fund                           -3.14%            2.02%               N/A                   5.13%
(Inception: 5/27/87

Oppenheimer High Income Fund                     5.58%             12.42%              N/A                   13.80%
(Inception: 6/16/87

Oppenheimer Bond Fund                           -3.80%              N/A                N/A                   3.77%
(Inception: 3/14/95)

Oppenheimer Strategic Bond Fund                  2.68%              N/A                N/A                   8.94%
(Inception: 3/20/95)

Oppenheimer Capital Appreciation Fund            10.92%            14.20%              N/A                   15.10%
(Inception: 6/16/87)

Oppenheimer Growth Fund                          14.56%             N/A                N/A                   23.93%
(Inception: 3/14/95)

Oppenheimer Multiple Strategies Fund             5.46%             9.33%               N/A                   10.64%
(Inception: 5/27/87)

Oppenheimer Global Securities Fund               7.68%             9.95%               N/A                   8.78%
(Inception: 11/12/90)

Alliance Growth and Income Portfolio            13.29%             12.77%              N/A                   11.10%
(Inception: 12/27/90)

Alliance Short-Term Multi-Market Portfolio       0.50%             1.14%               N/A                   2.02%
(Inception: 11/26/90)

Fidelity Contrafund Portfolio                     N/A               N/A                N/A                  -4.87%
(Inception: 11/12/96)

Fidelity Equity Income Portfolio                 4.42%              N/A                N/A                   13.11%
(Inception: 5/16/95)

Fidelity Growth Portfolio                        4.98%              N/A                N/A                   14.76%
(Inception: 5/31/95)

Fidelity Investment Grade Bond Portfolio         -5.44%             N/A                N/A                   -1.04%
(Inception: 9/16/95)

Fidelity Asset Manager Portfolio                 4.21%              N/A                N/A                   10.13%
(Inception: 6/1/95)

Fidelity Index 500 Portfolio                    11.67%              N/A                N/A                   19.25%
(Inception: 5/16/95)

Northstar Growth Fund                             N/A               N/A                N/A                   -5.88%
(Inception: 12/10/96)

Northstar Income and Growth Fund                 4.71%              N/A                N/A                   6.39%
(Inception: 7/17/95)

Northstar High Yield Bond Fund                  10.96%              N/A                N/A                   8.63%
(Inception: 8/14/95)


NON-QUALIFIED PLANS                                  FOR THE      FOR THE 5-YEAR   FOR THE 10-YEAR   FOR THE PERIOD FROM DATE
                                                  1-YEAR PERIOD    PERIOD ENDED     PERIOD ENDED          OF INCEPTION OF
SUB-ACCOUNT                                       ENDED 12/31/96     12/31/96          12/31/96       SUB-ACCOUNT TO 12/31/96
-----------                                       --------------     --------          --------       -----------------------

Oppenheimer Money Fund                               -3.68%            2.22%             N/A                   5.23%
(Inception:  6/2/87)

Oppenheimer High Income Fund                          5.58%           12.42%             N/A                  13.84%
(Inception:  8/28/87)

Oppenheimer Bond Fund                                -3.81%             N/A              N/A                   0.35%
(Inception: 6/22/95)

Oppenheimer Strategic Bond Fund                       2.67%             N/A              N/A                   8.86%
(Inception: 4/3/95)

Oppenheimer Capital Appreciation Fund                10.86%           13.97%             N/A                  14.24%
(Inception:  7/30/87)

Oppenheimer Growth Fund                              14.56%             N/A              N/A                  22.82%
(Inception: 3/24/95)

Oppenheimer Multiple Strategies Fund                 5.43%             9.33%             N/A                  11.08%
(Inception: 6/2/87)

Oppenheimer Global Securities Fund                   7.60%             9.94%             N/A                   8.75%
(Inception: 11/9/90)

Alliance Growth and Income Portfolio                 13.25%           12.59%             N/A                  10.84%
(Inception: 1/31/91)

Alliance Short-Term Multi-Market Portfolio             .50%            1.14%             N/A                   2.06%
(Inception: 11/23/90)

Fidelity Contrafund Portfolio                          N/A              N/A              N/A                  -1.80%
(Inception: 11/1/96)

Fidelity Equity Income Portfolio                     4.42%              N/A              N/A                  13.52%
(Inception: 5/25/95)

Fidelity Growth Portfolio                            4.98%              N/A              N/A                  13.10%
(Inception: 5/25/95)

Fidelity Investment Grade Bond Portfolio             -5.28%             N/A              N/A                  -0.05%
(Inception: 6/19/95)

Fidelity Asset Manager Portfolio                     4.21%              N/A              N/A                  10.47%
(Inception: 6/8/95)

Fidelity Index 500 Portfolio                        11.67%              N/A              N/A                  19.16%
(Inception: 5/23/95)

Northstar Growth Fund                                  N/A              N/A              N/A                  -5.05%
(Inception: 11/1/96)

Northstar Income and Growth Fund                      5.64%             N/A              N/A                   9.21%
(Inception: 5/31/95)

Northstar High Yield Bond Fund                        10.11%            N/A              N/A                   8.99%
(Inception: 9/8/95)


     OTHER TOTAL RETURNS. From time to time, sales literature or advertisements may quote average annual total returns for the Sub-Accounts that do not reflect the surrender charge. These returns are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered or withdrawn. Such information is as follows:

                 RETURNS SINCE SUB-ACCOUNTS COMMENCED OPERATIONS

QUALIFIED PLANS                                 FOR THE 1-YEAR      FOR THE 5-YEAR      FOR THE 10-YEAR     FOR THE PERIOD FROM DATE
                                                 PERIOD ENDED        PERIOD ENDED        PERIOD ENDED           OF INCEPTION OF
SUB-ACCOUNT                                        12/31/96            12/31/96             12/31/96        SUB-ACCOUNT TO 12/31/96
-----------                                        --------            --------             --------        -----------------------

Oppenheimer Money Fund                               4.15%               2.85%                N/A                    5.13%
(Inception: 5/27/87

Oppenheimer High Income Fund                        13.52%              13.34%                N/A                    13.80%
(Inception: 6/16/87

Oppenheimer Bond Fund                                3.44%                N/A                 N/A                    8.17%
(Inception: 3/14/95)

Oppenheimer Strategic Bond Fund                     10.40%                N/A                 N/A                    13.55%
(Inception: 3/20/95)

Oppenheimer Capital Appreciation Fund               19.27%              15.14%                N/A                    15.10%
(Inception: 6/16/87)

Oppenheimer Growth Fund                             23.18%                N/A                 N/A                    56.52%
(Inception: 3/14/95)

Oppenheimer Multiple Strategies Fund                13.40%              10.22%                N/A                    10.64%
(Inception: 5/27/87)

Oppenheimer Global Securities Fund                  15.79%              10.85%                N/A                    9.32%
(Inception: 11/12/90)

Alliance Growth and Income Portfolio                21.82%              13.70%                N/A                    11.67%
(Inception: 12/27/90)

Alliance Short-Term Multi-Market Portfolio           8.07%               1.97%                N/A                    2.53%
(Inception: 11/26/90)

Fidelity Contrafund Portfolio                         N/A                 N/A                 N/A                    2.29%
(Inception: 11/12/96)

Fidelity Equity Income Portfolio                    12.28%                N/A                 N/A                    18.42%
(Inception: 5/16/95)

Fidelity Growth Portfolio                           12.88%                N/A                 N/A                    20.15%
(Inception: 5/31/95)

Fidelity Investment Grade Bond Portfolio             1.68%                N/A                 N/A                    6.13%
(Inception: 9/16/95)

Fidelity Asset Manager Portfolio                    12.05%                N/A                 N/A                    15.59%
(Inception: 6/1/95)

Fidelity Index 500 Portfolio                        20.08%                N/A                 N/A                    24.84%
(Inception: 5/16/95)

Northstar Growth Fund                                 N/A                 N/A                 N/A                    1.21%
(Inception: 12/10/96)

Northstar Income and Growth Fund                    12.60%                N/A                 N/A                    11.98%
(Inception: 7/17/95)

Northstar High Yield Bond Fund                      19.31%                N/A                 N/A                    14.70%
(Inception: 8/14/95)


NON-QUALIFIED PLANS                           FOR THE 1-YEAR   FOR THE 5-YEAR   FOR THE 10-YEAR    FOR THE PERIOD FROM DATE
                                              PERIOD ENDED      PERIOD ENDED     PERIOD ENDED           OF INCEPTION OF
SUB-ACCOUNT                                      12/31/96         12/31/96          12/31/96        SUB-ACCOUNT TO 12/31/96
-----------                                      --------         --------          --------        -----------------------

Oppenheimer Money Fund                            3.57%             3.06%             N/A                    5.23%
(Inception:  6/2/87)

Oppenheimer High Income Fund                      13.52%           13.34%             N/A                   13.84%
(Inception:  8/28/87)

Oppenheimer Bond Fund                             3.43%              N/A              N/A                    5.63%
(Inception: 6/22/95)

Oppenheimer Strategic Bond Fund                   10.40%             N/A              N/A                   13.71%
(Inception: 4/3/95)

Oppenheimer Capital Appreciation Fund             19.20%           14.90%             N/A                   14.24%
(Inception:  7/30/87)

Oppenheimer Growth Fund                           23.18%             N/A              N/A                   28.02%
(Inception: 3/24/95)

Oppenheimer Multiple Strategies Fund              13.37%           10.23%             N/A                   11.08%
(Inception: 6/2/87)

Oppenheimer Global Securities Fund                15.70%           10.84%             N/A                    9.29%
(Inception: 11/9/90)

Alliance Growth and Income Portfolio              21.78%           13.51%             N/A                   11.61%
(Inception: 1/31/91)

Alliance Short-Term Multi-Market Portfolio        8.07%             1.97%             N/A                    2.57%
(Inception: 11/23/90)

Fidelity Contrafund Portfolio                      N/A               N/A              N/A                    5.59%
(Inception: 11/1/96)

Fidelity Equity Income Portfolio                  12.28%             N/A              N/A                   18.85%
(Inception: 5/25/95)

Fidelity Growth Portfolio                         12.88%             N/A              N/A                   18.40%
(Inception: 5/25/95)

Fidelity Investment Grade Bond Portfolio          1.85%              N/A              N/A                    4.91%
(Inception: 6/19/95)

Fidelity Asset Manager Portfolio                  12.05%             N/A              N/A                   15.95%
(Inception: 6/8/95)

Fidelity Index 500 Portfolio                      20.08%             N/A              N/A                   24.75%
(Inception: 5/23/95)

Northstar Growth Fund                              N/A               N/A              N/A                    2.10%
(Inception: 11/1/96)

Northstar Income and Growth Fund                  13.60%             N/A              N/A                   14.33%
(Inception: 5/31/95)

Northstar High Yield Bond Fund                    18.40%             N/A              N/A                   15.51%
(Inception: 9/8/95)


     The Company may disclose  Cumulative  Total Returns in conjunction with the
standard  formats   described  above.  The  Cumulative  Total  Returns  will  be calculated using the following formula.

     CTR  = ERV/P - 1

     Where:

     CTR = The Cumulative Total Return net of Sub-Account recurring charges for the period.

     ERV = the ending redeemable value of the hypothetical investment at the end of the period.

     P    = a hypothetical single payment of $1,000.


     EFFECT OF THE ANNUAL ADMINISTRATIVE CHARGE ON PERFORMANCE DATA. The Contract provides for a $30 Contract Maintenance Charge to be deducted annually at the end of each Contract year, from the Sub-Accounts and the Fixed Account based on the proportion that the value of each such account bears to the total Contract Value. For purposes of reflecting the Contract Maintenance Charge in yield and total return quotations, the annual charge is converted into an annual charge per $1,000 invested based on the Annual Contract Charges collected from the average total assets of the Variable Account and Fixed Account during the calendar year ending December 31, 1996.


                              FINANCIAL STATEMENTS


     The Statement of Additional Information incorporates by reference Financial Statements of the ReliaStar Bankers Security Variable Annuity Funds P and Q for The USA Plan as of December 31, 1996 and for each of the two years in the period then ended. Deloitte & Touche LLP served as independent auditors for the years ended December 31, 1996 and 1995. From 1987 to 1994, KPMG Peat Marwick LLP served as the independent auditors for the Separate Accounts.


     The Company's statement of financial condition as of December 31, 1996 and 1995, and the related statements of operations, changes of capital and surplus and cash flows for the years ended December 31, 1996 and 1995 which are included in this Statement of Additional Information, should be considered only as bearing on the Company's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.





                   RELIASTAR BANKERS SECURITY VARIABLE ANNUITY
                         FUNDS P AND Q FOR THE USA PLAN

                          Independent Auditors' Report*
                      Statements of Assets and Liabilities*
               Statements of Operations and Changes in Net Assets*
                         Notes to Financial Statements*
                                December 31, 1996




* Incorporated by reference to the Registrant's 1996 Annual Report to Variable Annuity Contract Owners filed on March 7, 1997, except for the Independent Auditors' report of KPMG Peat Marwick LLP dated February 9, 1995 with regard to the accumulation unit values for each of the eight years for the period ended December 31, 1994, which is set forth herein.



INDEPENDENT AUDITORS' REPORT

Board of Directors and Contract Owners ReliaStar Bankers Security Variable Annuity Funds P and Q:


     We have audited the statements of assets and liabilities and the related statements of operations and changes in net assets of ReliaStar Bankers Security Variable Annuity Funds P and Q for The USA Plan (formerly Bankers Security
Variable Annuity Funds P and Q) as of and for the year ended December 31, 1994 (not presented herein), and the accumulation unit values of the ReliaStar Bankers Security Variable Annuity Funds P and Q for The USA Plan for each of the years in the eight-year period ended December 31, 1994, included in note 7. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the funds constituting the ReliaStar Bankers Security Variable Annuity Funds P and Q for The USA Plan as of December 31, 1994, and the results of operations and the changes in net assets for the year ended December 31, 1994 (not presented herein), and the accumulation unit values for each of the years in the eight-year period ended December 31, 1994, included in note 7, in conformity with generally accepted accounting principles.



/s/KPMG Peat Marwick LLP
Washington, DC
February 9, 1995



INDEPENDENT AUDITORS' REPORT


Board of Directors and Shareholder
ReliaStar Bankers Security Life Insurance Company
(A Wholly Owned Subsidiary of ReliaStar United Services Life Insurance Company) Woodbury, New York


     We have  audited  the  accompanying  balance  sheets of  ReliaStar  Bankers
Security Life Insurance Company as of December 31, 1996 and 1995, and the related statements of income, shareholder's equity and cash flows for each of the two years in the period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ReliaStar Bankers Security Life Insurance Company as of December 31, 1996 and 1995 and the results of its operations and its cash flows for each of the two years in the period ended December 31, 1996, in conformity with generally accepted accounting principles.

     As discussed in Note 2 to the financial statements, on January 17, 1995 the Company was acquired by ReliaStar Financial Corp. (ReliaStar) and consequently the financial statements reflect a new basis of accounting. In addition, in December 1995 The North Atlantic Life Insurance Company of America, a subsidiary of ReliaStar was merged into the Company. The merger was accounted for in a manner similar to a pooling of interests.




/s/Deloitte & Touche LLP
Minneapolis, Minnesota
March 31, 1997




BALANCE SHEETS
RELIASTAR BANKERS SECURITY LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF RELIASTAR UNITED SERVICES LIFE INSURANCE COMPANY)

                                                                                            DECEMBER 31
                                                                                            -----------
(IN MILLIONS)                                                                         1996                  1995
----------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS
Fixed Maturity Securities (Amortized Cost: 1996, $1,297.5; 1995, $1,308.6)        $1,356.7              $1,413.4
Equity Securities (Cost: 1996, $6.5; 1995, $5.8)                                       7.3                   6.6
Mortgage Loans on Real Estate                                                        276.3                 233.9
Real Estate                                                                            1.6                   7.2
Policy Loans                                                                          73.4                  68.5
Other Invested Assets                                                                  5.6                   4.9
Short-Term Investments                                                                 8.7                  14.7
----------------------------------------------------------------------------------------------------------------
       Total Investments                                                           1,729.6               1,749.2
----------------------------------------------------------------------------------------------------------------
Cash                                                                                  (4.7)                 13.6
Accounts and Notes Receivable                                                          6.1                  13.4
Reinsurance Receivable                                                                26.1                  32.1
Deferred Policy Acquisition Costs                                                    131.8                 113.5
Present Value of Future Profits                                                       53.3                  39.7
Property and Equipment, Net                                                            7.9                   7.8
Accrued Investment Income                                                             25.1                  25.7
Goodwill                                                                              16.9                  17.3
Other Assets                                                                           1.5                   8.4
Assets Held in Separate Accounts                                                     403.3                 272.9
----------------------------------------------------------------------------------------------------------------
       TOTAL ASSETS                                                               $2,396.9              $2,293.6
================================================================================================================

LIABILITIES
Future Policy and Contract Benefits                                               $1,575.0              $1,607.3
Pending Policy Claims                                                                 22.5                  24.0
Other Policyholder Funds                                                               8.7                   5.7
Income Taxes                                                                          28.6                  30.4
Other Liabilities                                                                     23.5                  29.4
LIABILITIES RELATED TO SEPARATE ACCOUNTS                                             400.8                 269.8
----------------------------------------------------------------------------------------------------------------
       Total Liabilities                                                           2,059.1               1,966.6
----------------------------------------------------------------------------------------------------------------

SHAREHOLDER'S EQUITY
Common Stock (1.4 Million Shares Issued and Outstanding)                               2.8                   2.8
Additional Paid-In Capital                                                           165.4                 165.4
Net Unrealized Investment Gains                                                       28.0                  41.8
Retained Earnings                                                                    141.6                 117.0
----------------------------------------------------------------------------------------------------------------
Total Shareholder's Equity                                                           337.8                 327.0
----------------------------------------------------------------------------------------------------------------
       TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                 $2,396.9              $2,293.6
================================================================================================================



The accompanying notes are an integral part of the financial statements.


STATEMENTS OF INCOME
RELIASTAR BANKERS SECURITY LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF RELIASTAR UNITED SERVICES LIFE INSURANCE COMPANY)

                                                                                       YEAR ENDED DECEMBER 31
                                                                                       ----------------------
(IN MILLIONS)                                                                         1996                  1995
----------------------------------------------------------------------------------------------------------------
REVENUES
Premiums                                                                           $  47.1               $  53.4
Net Investment Income                                                                137.0                 134.0
Realized Investment Gains                                                              3.5                    .4
Policy and Contract Charges                                                           65.7                  59.4
Other Income                                                                           2.0                   1.7
----------------------------------------------------------------------------------------------------------------
     Total                                                                           255.3                 248.9
----------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Benefits to Policyholders                                                            154.1                 163.2
Sales and Operating Expenses                                                          44.8                  30.9
Amortization of Deferred Policy Acquisition Costs
     and Present Value of Future Profits                                              18.0                  18.4
Dividends and Experience Refunds to Policyholders                                        -                    .4
----------------------------------------------------------------------------------------------------------------
     Total                                                                           216.9                 212.9
----------------------------------------------------------------------------------------------------------------
Income before Income Taxes                                                            38.4                  36.0
Income Tax Expense                                                                    13.8                  13.4
----------------------------------------------------------------------------------------------------------------
     NET INCOME                                                                    $  24.6               $  22.6
================================================================================================================


The accompanying notes are an integral part of the financial statements.


STATEMENTS OF SHAREHOLDER'S EQUITY
RELIASTAR BANKERS SECURITY LIFE INSURANCE COMPANY
A WHOLLY OWNED SUBSIDIARY OF RELIASTAR UNITED SERVICES LIFE INSURANCE COMPANY)

                                                                                      YEAR ENDED DECEMBER 31
                                                                                      ----------------------
(IN MILLIONS)                                                                           1996            1995
------------------------------------------------------------------------------------------------------------
COMMON STOCK
Beginning and End of Year                                                            $   2.8        $    2.8
------------------------------------------------------------------------------------------------------------

ADDITIONAL PAID-IN CAPITAL
Beginning of Year                                                                      165.4            47.4
Purchase Accounting Adjustment                                                             -            78.8
Merger with Affiliate                                                                      -            39.2
------------------------------------------------------------------------------------------------------------
    End of Year                                                                        165.4           165.4
------------------------------------------------------------------------------------------------------------

NET UNREALIZED INVESTMENT GAINS (LOSSES)
Beginning of Year                                                                       41.8           (13.1)
Purchase Accounting Adjustment                                                             -            13.1
Merger with Affiliate                                                                      -            (9.9)
Change for the Year                                                                    (13.8)           51.7
------------------------------------------------------------------------------------------------------------
    End of Year                                                                         28.0            41.8
------------------------------------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSLATION ADJUSTMENTS
Beginning of Year                                                                          -            (1.9)
Purchase Accounting Adjustment                                                             -             1.9
------------------------------------------------------------------------------------------------------------
End of Year                                                                                -               -
------------------------------------------------------------------------------------------------------------

RETAINED EARNINGS
Beginning of Year                                                                      117.0           113.4
Purchase Accounting Adjustment                                                             -          (113.4)
Merger With Affiliate                                                                      -            94.4
Net Income                                                                              24.6            22.6
------------------------------------------------------------------------------------------------------------
    End of Year                                                                        141.6           117.0
------------------------------------------------------------------------------------------------------------

    TOTAL SHAREHOLDER'S EQUITY                                                       $ 337.8        $  327.0
============================================================================================================


The accompanying notes are an integral part of the financial statements.


STATEMENTS OF CASH FLOWS
RELIASTAR BANKERS SECURITY LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF RELIASTAR UNITED SERVICES LIFE INSURANCE COMPANY)

                                                                                       YEAR ENDED DECEMBER 31
                                                                                       ----------------------
(IN MILLIONS)                                                                         1996                  1995
----------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
Net Income                                                                         $  24.6               $  22.6
Adjustments to Reconcile Net Income to Net
   Cash Provided by Operating Activities
       Interest Credited to Insurance Contracts                                       75.1                  77.2
       Future Policy Benefits                                                        (59.6)                (39.2)
       Capitalization of Policy Acquisition Costs                                    (26.5)                (26.1)
       Amortization of Deferred Policy Acquisition Costs
          and Present Value of Future Profits                                         18.0                  18.4
       Deferred Income Taxes                                                           6.2                   3.9
       Net Change in Receivables and Payables                                          9.0                 (12.0)
       Other Assets                                                                    7.9                   (.1)
       Realized Investment Gains, Net                                                 (3.5)                  (.4)
       OTHER                                                                           (.2)                  (.1)
----------------------------------------------------------------------------------------------------------------
   Net Cash Provided by Operating Activities                                          51.0                  44.2
----------------------------------------------------------------------------------------------------------------

INVESTING ACTIVITIES
Proceeds from Sales of Fixed Maturity Securities                                      24.6                  15.7
Proceeds from Maturities or Repayment of Fixed Maturity Securities
   Available-for-Sale                                                                134.6                  67.7
   Held-to-Maturity                                                                      -                  41.9
Cost of Fixed Maturity Securities Acquired
   Available-for-Sale                                                               (146.5)               (107.5)
   Held-to-Maturity                                                                      -                 (41.8)
Sale (Purchases) of Equity Securities, Net                                             (.7)                  2.3
Proceeds of Mortgage Loans Sold, Matured or Repaid                                    40.9                  36.0
Cost of Mortgage Loans Acquired                                                      (83.4)                (57.3)
Sales of Real Estate, Net                                                              6.8                    .1
Policy Loans Issued, Net                                                              (4.9)                 (8.6)
Sales of Other Invested Assets, Net                                                     .8                  16.3
Sales (Purchases) of Short-Term Investments, Net                                       6.0                 (11.0)
Cash Acquired with Merger of Affiliate                                                   -                    .6
----------------------------------------------------------------------------------------------------------------
   Net Cash Used by Investing Activities                                             (21.8)                (45.6)
----------------------------------------------------------------------------------------------------------------

FINANCING ACTIVITIES
Deposits to Insurance Contracts                                                      134.9                 154.3
Maturities and Withdrawals from Insurance Contracts                                 (182.4)               (141.9)
----------------------------------------------------------------------------------------------------------------
Net Cash Provided (Used) by Financing Activities                                     (47.5)                 12.4
----------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Cash                                                          (18.3)                 11.0
Cash at Beginning of Year                                                             13.6                   2.6
----------------------------------------------------------------------------------------------------------------
Cash at End of Year                                                                $  (4.7)              $  13.6
================================================================================================================


The accompanying notes are an integral part of the financial statements.


NOTES TO FINANCIAL STATEMENTS
RELIASTAR BANKERS SECURITY LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF RELIASTAR UNITED SERVICES LIFE INSURANCE COMPANY)

NOTE 1. CHANGES IN ACCOUNTING PRINCIPLES

ACCOUNTING FOR THE IMPAIRMENT OF LONG-LIVED ASSETS AND FOR LONG-LIVED ASSETS TO BE DISPOSED OF

Effective January 1, 1996, ReliaStar Bankers Security Life Insurance Company (Bankers Security or the Company) adopted Statement of Financial Accounting Standards (SFAS) No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of." SFAS No. 121 establishes accounting standards for the impairment of long-lived assets, certain identifiable intangibles, and goodwill related to those assets to be held and used and for long-lived assets and certain identifiable intangibles to be disposed of. This Statement requires that long-lived assets and certain identifiable intangibles to be held and used by an entity be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Measurement of an impairment loss for long-lived assets and identifiable intangibles that an entity expects to hold and use should be based on the fair value of the asset. Long-lived assets and certain identifiable intangibles to be disposed of must be reported at the lower of carrying amount or fair value less cost to sell. The adoption of this standard did not have a significant effect on the financial results of the Company.

ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN

Effective January 1, 1995, the Company adopted SFAS No. 114, "Accounting by Creditors for Impairment of a Loan" and SFAS No. 118, "Accounting by Creditors for Impairment of a Loan - Income Recognition and Disclosures." SFAS No. 114 and SFAS No. 118 require a company to measure impairment based upon the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price or the fair value of the collateral if the loan is collateral dependent. If foreclosure is probable, the measurement of impairment must be based upon the fair value of the collateral. The adoption of these standards did not have a significant effect on the financial results of the Company.

NOTE 2. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

NATURE OF OPERATIONS
The Company is principally engaged in the business of providing life insurance, annuities and related financial service products. The Company operates primarily in the United States and is authorized to conduct business in all 50 states.

BASIS OF PRESENTATION
The Company is a wholly-owned subsidiary of ReliaStar United Services Life Insurance Company (United Services) which is a wholly-owned subsidiary of ReliaStar Life Insurance Company (ReliaStar Life) whose ultimate parent is
ReliaStar Financial Corp. (ReliaStar). Bankers Security, United Services and ReliaStar Life were formerly known as Bankers Security Life Insurance Society, United Services Life Insurance Company and Northwestern National Life Insurance Company, respectively. Prior to January 17, 1995 the Company's ultimate parent was USLICO Corporation (USLICO).

On January 17, 1995, ReliaStar acquired USLICO and contributed all of the capital stock of United Services and Bankers Security to ReliaStar Life. The North Atlantic Life Insurance Company of America (NALIC), an affiliate of the Company and a wholly-owned subsidiary of ReliaStar Life was merged into the Company pursuant to a statutory merger (the Merger) which became effective as of December 28, 1995. The financial statements for the year ended December 31, 1995 reflect the effects of the merger of NALIC into the Company, which was accounted for in a manner similar to a pooling of interests, as of January 1, 1995.

The financial statements also reflect a new basis of accounting for the accounts of the Company (excluding NALIC). Under the new basis of accounting the assets and liabilities of the Company (excluding NALIC) were valued at their estimated fair value as of the date USLICO was acquired. The excess of the purchase price allocated to the Company (excluding NALIC) over the fair value of the net assets acquired is reflected as goodwill on the balance sheets. This is known as the purchase method of accounting under Accounting Principles Board Opinion No. 16 pushed down to the subsidiary's financial statements (push-down accounting).

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

Fixed maturity securities (bonds and redeemable preferred stocks) are classified as available-for-sale and are valued at fair value.

Equity securities (common stocks and nonredeemable preferred stocks) are valued at fair value.

Mortgage loans on real estate are carried at amortized cost less an impairment allowance for estimated uncollectible amounts.

Investment real estate owned directly by the Company is carried at cost less accumulated depreciation and allowances for estimated losses. Real estate acquired through foreclosure is carried at the lower of fair value less estimated costs to sell or cost.

Short-term investments are carried at amortized cost.

Unrealized investment gains and losses of equity securities and fixed maturity securities classified as available-for-sale, net of related deferred policy acquisition costs (DAC), present value of future profits (PVFP) and tax effects, are accounted for as a direct increase or decrease in shareholder's equity.

Realized investment gains and losses enter into the determination of net income. Realized investment gains and losses on sales of securities are determined on the specific identification method. Write-offs of investments that decline in value below cost on other than a temporary basis and the change in the allowance for mortgage loans and wholly owned real estate are included with realized investment gains and losses in the Statements of Income.

The Company records write-offs or allowances for its investments based upon an evaluation of specific problem investments. The Company reviews, on a continual basis, all invested assets (including marketable bonds, private placements, mortgage loans and real estate investments) to identify investments where the Company has credit concerns. Investments with credit concerns include those the Company has identified as problem investments, which are issues delinquent in a required payment of principal or interest, issues in bankruptcy or foreclosure, and restructured or foreclosed assets. The Company also identifies investments as potential problem investments, which are investments where the Company has serious doubts as to the ability of the borrowers to comply with the present loan repayment terms.

PROPERTY AND EQUIPMENT

Property and equipment are carried at cost, net of accumulated depreciation of $1.9 million and $1.1 million at December 31, 1996 and 1995, respectively. The Company provides for depreciation of property and equipment using straight-line and accelerated methods over the estimated useful lives of the assets. Buildings are generally depreciated over 35 to 50 years. Depreciation expense for 1996 and 1995 amounted to $.3 million and $.4 million, respectively.

SEPARATE ACCOUNTS

The Company operates separate accounts. The assets (principally investments) and liabilities (principally to contractholders) of each account are clearly identifiable and distinguishable from other assets and liabilities of the Company. Assets are carried at fair value.

PREMIUM REVENUE AND BENEFITS TO POLICYHOLDERS

RECOGNITION OF TRADITIONAL LIFE, GROUP AND ANNUITY PREMIUM REVENUE AND BENEFITS TO POLICYHOLDERS - Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and consist principally of whole life and term insurance policies and certain annuities with life contingencies (immediate annuities). Life insurance premiums and immediate annuity premiums are recognized as premium revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and unearned premiums and the amortization of DAC and PVFP.

RECOGNITION OF UNIVERSAL LIFE-TYPE CONTRACTS REVENUE AND BENEFITS TO POLICYHOLDERS - Universal life-type policies are insurance contracts with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyholder, premiums paid by the policyholder or interest accrued to policyholder balances. Amounts received as payments for such contracts are not reported as premium revenues.

Revenues for universal life-type policies consist of charges assessed against policy account values for deferred policy loading and the cost of insurance and policy administration. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

RECOGNITION OF INVESTMENT CONTRACT REVENUE AND BENEFITS TO POLICYHOLDERS - Contracts that do not subject the Company to risks arising from policyholder mortality or morbidity are referred to as investment contracts. Certain deferred annuities are considered investment contracts. Amounts received as payments for such contracts are not reported as premium revenues.

Revenues for investment contracts consist of investment income and policy administration charges. Contract benefits that are charged to expense include benefit claims incurred in the period in excess of related contract balances, and interest credited to contract balances.

POLICY ACQUISITION COSTS

Those costs of acquiring new business, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable. Such costs include commissions, certain costs of policy issuance and underwriting and certain variable agency expenses.

Costs deferred related to traditional life insurance are amortized over the premium paying period of the related policies, in proportion to the ratio of annual premium revenues to total anticipated premium revenues. Such anticipated premium revenues are estimated using the same assumptions used for computing liabilities for future policy benefits.

Costs deferred related to universal life-type policies and investment contracts are amortized over the lives of the policies, in relation to the present value of estimated gross profits from mortality, investment, surrender and expense margins.

PRESENT VALUE OF FUTURE PROFITS

The present value of future profits reflects the estimated fair value of the insurance business in-force at the date the Company was acquired by ReliaStar, and represents the portion of the cost to acquire the Company that was allocated to the value of future cash flows from insurance contracts existing at the date of acquisition. Such value is the present value of the actuarially determined projected net cash flows from the acquired insurance contracts. The weighted average discount rate used to determine such value was approximately 15%.

An analysis of the PVFP asset account is presented below:

                                                                                             YEAR ENDED DECEMBER 31
                                                                                             ----------------------
(IN MILLIONS)                                                                                  1996          1995
-------------------------------------------------------------------------------------------------------------------
Balance, Beginning of Year                                                                   $39.7               -
Acquisition                                                                                      -           $75.6
Imputed Interest                                                                               3.8             4.4
Amortization                                                                                  (8.4)           (8.5)
Impact of Net Unrealized Investment Gains and Losses                                          18.2           (31.8)
------------------------------------------------------------------------------------------------------------------
BALANCE, END OF YEAR                                                                         $53.3           $39.7
------------------------------------------------------------------------------------------------------------------


Based on current conditions and assumptions as to future events on acquired policies in-force, the Company expects that the net amortization of the initial PVFP balance will be between 5% and 6% in each of the years 1997 through 2001. The interest rates used to determine the amount of imputed interest on the unamortized PVFP balance ranged from 5% to 8%.

GOODWILL

Goodwill is the excess of the amount paid to acquire the Company over the fair value of the net assets acquired. Goodwill is amortized on straight-line basis over 40 years. The carrying value of goodwill is monitored for impairment of value based on the Company's estimated future earnings. The carrying value of goodwill is reduced and a charge to income is recorded when an impairment in value is identified. No such goodwill impairment charges have been recorded.

FUTURE POLICY AND CONTRACT BENEFITS

Liabilities for future policy benefits for traditional life contracts are calculated using the net level premium method and assumptions as to investment yields, mortality, withdrawals and dividends. The assumptions are based on projections of past experience and include provisions for possible unfavorable deviation. These assumptions are made at the time the contract is issued or, for purchased contracts, at the date of acquisition.

Liabilities for future policy and contract benefits on universal life-type and investment contracts are based on the policy account balance.

The liabilities for future policy and contract benefits for group disabled life reserves and long-term disability reserves are based upon interest rate assumptions and morbidity and termination rates from published tables, modified for Company experience.

INCOME TAXES

The Company files a consolidated Federal income tax return with United Services. The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the cumulative differences in the assets and liabilities determined on a tax return and financial statement basis.

INTEREST RATE SWAP AGREEMENTS

Interest rate swap agreements are used as hedges for asset/liability management of adjustable rate and short-term invested assets. The Company does not enter into any interest rate swap agreements for trading purposes. The interest rate swap transactions involve the exchange of fixed and floating rate interest payments without the exchange of underlying principal amounts and do not contain other optional provisions. The difference between amounts paid and amounts received on interest rate swaps is reflected in net investment income.

NOTE 3. INVESTMENTS

Investment income summarized by type of investment was as follows:

                                                                                           YEAR ENDED DECEMBER 31
                                                                                           ----------------------
(IN MILLIONS)                                                                              1996               1995
------------------------------------------------------------------------------------------------------------------
Fixed Maturity Securities                                                                $108.7             $109.5
Equity Securities                                                                            .4                 .6
Mortgage Loans on Real Estate                                                              23.3               20.1
Real Estate                                                                                  .9                1.4
Policy Loans                                                                                5.0                4.4
Other Invested Assets                                                                        .5                2.8
Short-Term Investments                                                                      1.9                1.1
------------------------------------------------------------------------------------------------------------------
  Gross Investment Income                                                                 140.7              139.9
Investment Expenses                                                                        (3.7)              (5.9)
------------------------------------------------------------------------------------------------------------------
  NET INVESTMENT INCOME                                                                  $137.0             $134.0
==================================================================================================================

Net pretax realized investment gains (losses) were as follows:
                                                                                            YEAR ENDED DECEMBER 31
                                                                                            ----------------------
(IN MILLIONS)                                                                              1996                1995
-------------------------------------------------------------------------------------------------------------------

Net Gains (Losses) on Sales of Investments
   Fixed Maturity Securities                                                               $1.2              $  .2
   Equity Securities                                                                         -                 1.6
   Foreclosed Real Estate                                                                    .7                  -
   Other                                                                                    1.6                 .4
------------------------------------------------------------------------------------------------------------------
                                                                                            3.5                2.2
------------------------------------------------------------------------------------------------------------------

Provisions for Losses:
   Fixed Maturity Securities                                                                 -                 (.2)
   Equity Securities                                                                         -                 (.2)
   Mortgage Loans                                                                            -                (1.0)
   Foreclosed Real Estate                                                                    -                 (.4)
------------------------------------------------------------------------------------------------------------------
                                                                                             -                (1.8)
------------------------------------------------------------------------------------------------------------------
    PRETAX REALIZED INVESTMENT GAINS                                                       $3.5              $  .4
==================================================================================================================


Gross realized investment gains of $1.5 million and $.7 million and gross realized investment losses of $.3 million and $.5 million were recognized on sales of fixed maturity securities during the years ended December 31, 1996 and 1995, respectively. All 1996 and 1995 fixed maturity security sales were from the available-for-sale portfolio.

The amortized cost and fair value of investments in fixed maturity securities by type of investment were as follows:


                                                                             DECEMBER 31, 1996
                                                                             -----------------
                                                                              GROSS UNREALIZED
                                                          AMORTIZED           ----------------                FAIR
(IN MILLIONS)                                                  COST           GAINS       (LOSSES)           VALUE
------------------------------------------------------------------------------------------------------------------
United States Government and Government
   Agencies and Authorities                              $     38.2          $  1.7             -       $     39.9
 States, Municipalities and Political Subdivisions              9.9              .4         $ (.1)            10.2
 Foreign Governments                                           13.4              .8             -             14.2
 Public Utilities                                             122.9             8.6           (.3)           131.2
 Corporate Securities                                         863.8            41.3          (3.4)           901.7
 Mortgage-Backed/Structured Finance Securities                249.1            10.7           (.5)           259.3
 Redeemable Preferred Stock                                      .2              -              -               .2
------------------------------------------------------------------------------------------------------------------
     TOTAL                                                 $1,297.5           $63.5         $(4.3)        $1,356.7
==================================================================================================================

                                                                             DECEMBER 31, 1995
                                                                             -----------------
                                                                              GROSS UNREALIZED
                                                          AMORTIZED           ----------------                FAIR
(IN MILLIONS)                                                  COST           GAINS       (LOSSES)           VALUE
------------------------------------------------------------------------------------------------------------------
United States Government and Government
    Agencies and Authorities                             $     42.5       $    3.4              -       $     45.9
States, Municipalities and Political Subdivisions               9.8             .4              -             10.2
Foreign Governments                                            13.4            1.4              -             14.8
Public Utilities                                              129.8           15.0         $  (.1)           144.7
Corporate Securities                                          838.8           70.4           (2.3)           906.9
Mortgage-Backed/Structured Finance Securities                 274.1           16.8            (.2)           290.7
Redeemable Preferred Stock                                       .2              -              -               .2
------------------------------------------------------------------------------------------------------------------
       TOTAL                                               $1,308.6         $107.4          $(2.6)        $1,413.4
==================================================================================================================


The amortized  cost and fair value of fixed  maturity  securities by contractual maturity  are shown  below.  Expected  maturities  will differ from  contractual maturities  because  borrowers may have the right to call or prepay  obligations with or without call or prepayment penalties.
                                                               DECEMBER 31, 1996              DECEMBER 31, 1995
                                                               -----------------              -----------------
                                                            AMORTIZED           FAIR      AMORTIZED           FAIR
(IN MILLIONS)                                                    COST          VALUE           COST          VALUE
------------------------------------------------------------------------------------------------------------------
Due in One Year or Less                                   $     31.8       $     32.1    $     18.7     $     18.9
Due After One Year Through Five Years                          482.4            499.4         412.9          438.3
Due After Five Years Through Ten Years                         394.9            416.8         447.3          488.6
Due After Ten Years                                            132.7            142.0         155.6          176.9
Mortgage-Backed/Structured Finance Securities                  255.7            266.4         274.1          290.7
------------------------------------------------------------------------------------------------------------------
   TOTAL                                                    $1,297.5         $1,356.7      $1,308.6       $1,413.4
==================================================================================================================


The fair values for the marketable bonds are determined based upon the quoted market prices for bonds actively traded. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds which are not considered problems are determined utilizing a commercially available pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Utilizing this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond. Fair values for privately placed bonds which are considered problems are determined through consideration of factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in the relevant market.

At December 31, 1996, the largest industry concentration of the private placement portfolio was consumer non-cyclical, where 23.6% of the portfolio was invested, and the largest industry concentration of the marketable bond portfolio was mortgage-backed/structured finance, where 23.4% of the portfolio was invested. At December 31, 1996, the largest geographic concentration of commercial mortgage loans was in the midwest region of the United States, where approximately 31.4% of the commercial mortgage loan portfolio was invested.

At December 31, 1996 and 1995, gross unrealized appreciation of equity securities was $.9 million and $1.0, respectively, and gross unrealized depreciation was $.1 million and $.2 million, respectively.

Invested assets which were nonincome producing (no income received for the 12 months preceding the balance sheet date) were as follows:

                                                                                                   DECEMBER 31
                                                                                                   -----------
(IN MILLIONS)                                                                                    1996          1995
-------------------------------------------------------------------------------------------------------------------
Fixed Maturity Securities                                                                       $  .1             -
Mortgage Loans on Real Estate                                                                      .3             -
Real Estate                                                                                       2.1             -
-------------------------------------------------------------------------------------------------------------------
  Total                                                                                          $2.5             -
===================================================================================================================


Allowances for losses on investments are reflected on the Balance Sheets as a reduction of the related assets and were as follows:

                                                                                                DECEMBER 31
                                                                                                -----------
(IN MILLIONS)                                                                              1996                1995
-------------------------------------------------------------------------------------------------------------------
Mortgage Loans                                                                             $1.0               $1.4
Foreclosed Real Estate                                                                       .8                  -
------------------------------------------------------------------------------------------------------------------


At December 31, 1996, and 1995, the total investment in impaired mortgage loans (before allowances for credit losses), the related allowance for credit losses and the average investment related to impaired mortgage loans and the interest income recognized on impaired mortgage loans during 1996 and 1995 were as follows:


 (IN MILLIONS)                                                                             1996                1995
-------------------------------------------------------------------------------------------------------------------
Impaired Mortgage Loans
     Total Investment                                                                      $2.7               $2.7
     Allowance for Credit Losses                                                            1.1                1.4
     Average Investment                                                                     1.3                1.4
     Interest Income Recognized                                                              .3                 .3
------------------------------------------------------------------------------------------------------------------


No increases to the allowance for credit losses account were recorded during 1996 and 1995, and the amount of decreases to the allowance account were $.3 million and $.1 million for the years ended December 31, 1996 and 1995, respectively. The Company does not accrue interest income on impaired mortgage loans when the likelihood of collection is doubtful. Cash receipts for interest payments are recognized as income in the period received.

Noncash investing activities consisted of the following:


                                                                                            YEAR ENDED DECEMBER 31
                                                                                            ----------------------
(IN MILLIONS)                                                                              1996                1995
-------------------------------------------------------------------------------------------------------------------
Real Estate Assets Acquired Through Foreclosure                                             $.4                $2.2
-------------------------------------------------------------------------------------------------------------------


Effective December 31, 1995, the Company adopted the implementation guidance contained in the Financial Accounting Series Special Report, "A Guide to Implementation of Statement 115 on Accounting for Certain Investments in Debt and Equity Securities." Concurrent with the adoption of this implementation guidance, the Company reclassified all of its held-to-maturity securities to available-for-sale based upon a reassessment of the appropriateness of the classifications of all securities held at that time. The amortized cost and net unrealized appreciation of the securities reclassified were approximately $265 million and $12 million, respectively, at December 31, 1995.

The components or net unrealized investment gains reported in shareholders' equity are shown below:


                                                                                              DECEMBER 31
                                                                                              -----------
(IN MILLIONS)                                                                             1996              1995
----------------------------------------------------------------------------------------------------------------
Unrealized Investment Gains                                                               $61.5           $106.7
DAC/PVFP Adjustment                                                                       (18.5)           (42.4)
Deferred Income Taxes                                                                     (15.0)           (22.5)
----------------------------------------------------------------------------------------------------------------
    Net Unrealized Investment Gains                                                       $28.0            $41.8
----------------------------------------------------------------------------------------------------------------


NOTE 4. INCOME TAXES

The income tax liability as reflected on the Balance Sheets consisted of the following:


                                                                                                 DECEMBER 31
                                                                                                 -----------
(IN MILLIONS)                                                                                1996             1995
------------------------------------------------------------------------------------------------------------------
Current Income Taxes                                                                       $  (.6)          $   .3
Deferred Income Taxes                                                                        29.2             30.1
------------------------------------------------------------------------------------------------------------------
   TOTAL                                                                                    $28.6            $30.4
==================================================================================================================


The provision for income taxes reflected on the Statements of Income consisted of the following:


                                                                                           YEAR ENDED DECEMBER 31
                                                                                           ----------------------
(IN MILLIONS)                                                                              1996               1995
------------------------------------------------------------------------------------------------------------------
Currently Payable                                                                        $  7.6             $  9.5
Deferred                                                                                    6.2                3.9
------------------------------------------------------------------------------------------------------------------
   TOTAL                                                                                  $13.8              $13.4
==================================================================================================================


The Internal Revenue Service has accepted, without examination, the Company's tax returns for all years through 1993.

Deferred income taxes reflect the impact for financial statement reporting purposes of "temporary differences" between the financial statement carrying amounts and tax bases of assets and liabilities. The "temporary differences" that give rise to a significant portion of the deferred tax liabilities relate to the following:


                                                                                                DECEMBER 31
                                                                                                -----------
(IN MILLIONS)                                                                              1996               1995
-------------------------------------------------------------------------------------------------------------------
Future Policy and Contract Benefits                                                      $(30.7)            $(31.7)
Investment Write-offs and Allowances                                                       (4.8)              (6.6)
Other                                                                                      (6.7)              (6.6)
------------------------------------------------------------------------------------------------------------------
Gross Deferred Tax Asset                                                                  (42.2)             (44.9)
------------------------------------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs                                                          31.7               28.9
Present Value of Future Profits                                                            23.4               25.0
Net Unrealized Investment Gains                                                             5.1               11.4
OTHER                                                                                      11.2                9.7
------------------------------------------------------------------------------------------------------------------
Gross Deferred Tax Liability                                                               71.4               75.0
------------------------------------------------------------------------------------------------------------------
  NET DEFERRED TAX LIABILITY                                                              $29.2             $ 30.1
==================================================================================================================


Federal income tax regulations allowed certain special deductions for 1983 and prior years which are accumulated in a memorandum tax account designated as "policyholders' surplus." Generally, this policyholders' surplus account will become subject to tax at the then current rates only if the accumulated balance exceeds certain maximum limitations or if certain cash distributions are deemed to be paid out of the account. At December 31, 1996, the Company has accumulated approximately $11.3 million in its separate policyholders' surplus accounts. Deferred taxes have not been provided on this temporary difference.

The difference between the U.S. federal income tax rate and the Company's tax provision rate is summarized as follows:


                                                                                         YEAR ENDED DECEMBER 31
                                                                                         ----------------------
                                                                                        1996                 1995
------------------------------------------------------------------------------------------------------------------
Statutory Tax Rate                                                                      35.0%                 35.0%
Other                                                                                     .9                   2.2
------------------------------------------------------------------------------------------------------------------
  EFFECTIVE TAX RATE                                                                    35.9%                 37.2%
==================================================================================================================


Cash paid for federal income taxes was $9.0 million and $13.4 million for 1996 and 1995, respectively.

NOTE 5. EMPLOYEE BENEFIT PLANS

PENSION PLANS

The Company participates in noncontributory defined benefit retirement plans sponsored by ReliaStar Life covering substantially all employees. The plans, which may be terminated as to accrual of additional benefits at any time by the Board of Directors, provide benefits to employees upon retirement.

The benefits under the plans are based on years of service and the employee's compensation during the last five years of employment. The Company's policy is to fund the minimum required contribution necessary to meet the present and future obligations of the plans. Contributions are intended to provide not only for benefits attributed to service to date but also for those expected to be earned in the future. Contributions are made to a tax-exempt trust. Plan assets consist principally of investments in stock and bond mutual funds, common stock and corporate bonds. Included in plan assets are 616,491 shares of ReliaStar common stock with a fair value of $35.6 million.

The Company, United Services, ReliaStar Life and ReliaStar also have unfunded noncontributory defined benefit plans providing for benefits to employees in excess of limits for qualified retirement plans and for benefits to nonemployee members of the ReliaStar Board of Directors.

Net periodic pension expense for ReliaStar and its subsidiaries included the following components:


                                                                                            YEAR ENDED DECEMBER 31
                                                                                            ----------------------
(IN MILLIONS)                                                                                1996            1995
------------------------------------------------------------------------------------------------------------------
Service Cost - Benefits Earned During the Year                                             $  3.8           $  3.4
Interest Cost on Projected Benefit Obligation                                                13.6             11.9
Actual Return on Plan Assets                                                                (23.0)           (33.7)
Net Amortization and Deferral                                                                 8.4             19.1
------------------------------------------------------------------------------------------------------------------
     Net Periodic Pension Expense                                                          $  2.8        $    .7
==================================================================================================================


The above amounts are for ReliaStar and its subsidiaries as the Company's portion is not determinable.

The following table sets forth for ReliaStar and its subsidiaries the funded status of the plans as of December 31:


                                                                   FUNDED PLANS               UNFUNDED PLANS
                                                                   ------------               --------------
 (IN MILLIONS)                                                  1996          1995          1996          1995
--------------------------------------------------------------------------------------------------------------
Accumulated Benefit Obligation
  Vested                                                          $(164.7)     $(157.1)      $(11.8)      $(10.7)
  Nonvested                                                          (4.0)        (5.1)         (.5)        (1.2)
Effect of Projected Future Compensation Increases                   (12.7)       (10.6)        (2.1)        (2.1)
----------------------------------------------------------------------------------------------------------------
Projected Benefit Obligation                                       (181.4)      (172.8)       (14.4)       (14.0)
Plan Assets at Fair Value                                           184.9        169.9            -            -
----------------------------------------------------------------------------------------------------------------
Plan Assets Greater (Less) Than Projected Benefit Obligation          3.5         (2.9)       (14.4)       (14.0)
Unrecognized Net Loss and Prior Service Cost                         19.0         24.2          5.3          6.2
Unrecognized Transition Obligation (Asset)                            (.4)         (.8)           -           .1
Additional Minimum Liability                                           -            -          (3.5)        (4.2)
----------------------------------------------------------------------------------------------------------------
   Net Pension Asset (Liability)                                  $  22.1    $    20.5       $(12.6)      $(11.9)
================================================================================================================


The above amounts are for ReliaStar and its subsidiaries as the Company's portion is not determinable.

The projected benefit obligation was determined using an assumed discount rate of 7.50% and 7.25% at January 1, 1997 and 1996, respectively, and a weighted-average assumed long-term rate of compensation increase of 4.5%. The assumed long-term rate of return on plan assets was 10%.

Prior to 1996, the Company's employees (excluding NALIC) participated in the USLICO qualified non-contributory defined benefit pension plan covering substantially all of its employees. The plan provided pension benefits that were based on the employee's years of service and compensation during three consecutive years in the last 10 years of employment preceding retirement.

These retirement plans for the Company's employees (excluding NALIC) have been frozen at the benefit levels as of December 31, 1995. Retirement plan benefits for employees are currently being provided under the ReliaStar plans.

Net periodic pension expense for all employee retirement plans of the Company was $.4 million for the year ended December 31, 1996 and a pension credit totaling $.4 million for the year ended December 31, 1995.

POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

The Company participates in the postretirement health care and life insurance benefits plans sponsored by ReliaStar Life or retired employees (and their eligible dependents). Substantially all of the Company's employees will become eligible for those benefits if they meet specified age and service requirements and reach retirement age while working for the Company, unless the plans are terminated or amended. The postretirement health care plan is contributory, with retiree contributions adjusted annually; the life insurance plan provides a flat amount of noncontributory life benefits and optional contributory coverage.

During 1996, ReliaStar Life amended these plans to reduce the level of benefits provided to current and future retirees. The amendment resulted in a reduction of the accumulated postretirement benefit obligation for ReliaStar and its subsidiaries of approximately $9.9 million. The plan amendment will also reduce current and future net periodic postretirement benefit costs as the unrecognized prior service cost is amortized.

The postretirement health care plans currently are not funded. The accumulated postretirement benefit obligation (APBO) and the accrued postretirement benefit liability were as follows:


                                                                                                 DECEMBER 31
                                                                                                 -----------
(IN MILLIONS)                                                                                1996             1995
------------------------------------------------------------------------------------------------------------------
Retirees                                                                                   $  7.3            $  .4
Fully Eligible Active Plan Participants                                                        .9               .5
Other Active Plan Participants                                                                1.6               .8
------------------------------------------------------------------------------------------------------------------
   Unfunded APBO                                                                              9.8              1.7
Unrecognized Prior Service Cost                                                               8.9                -
Unrecognized Gain (Loss)                                                                      1.5              (.4)
------------------------------------------------------------------------------------------------------------------
    ACCRUED POSTRETIREMENT BENEFIT LIABILITY                                                $20.2             $1.3
==================================================================================================================


The above amounts for 1996 are for ReliaStar and its subsidiaries as the Company's portion is not determinable. Amounts for the prior period are for the Company only.

Net periodic postretirement benefit costs consisted of the following components:


                                                                                            YEAR ENDED DECEMBER 31
                                                                                            ----------------------
(IN MILLIONS)                                                                                1996            1995
------------------------------------------------------------------------------------------------------------------
Service Cost - Benefits Earned                                                               $ .6              $.1
Interest Cost on APBO                                                                         1.0               .1
Amortization of Prior Service Cost                                                           (1.2)               -
------------------------------------------------------------------------------------------------------------------
    NET PERIODIC POSTRETIREMENT BENEFIT COSTS                                                $ .4              $.2
==================================================================================================================


The above amounts for 1996 are for ReliaStar and its subsidiaries as the Company's portion is not determinable. Amounts for the prior period are for the Company only.

The assumed health care cost trend rate used in measuring the APBO as of January 1, 1997 was 7.0%, decreasing gradually to 5.0% in the year 1999 and thereafter. The assumed health care cost trend rate used in measuring the APBO as of January 1, 1996 was 10.0%, decreasing gradually to 5.0% in the year 2010 and thereafter. The assumed discount rate used in determining the APBO was 7.50% and 7.25% at January 1, 1997 and 1996, respectively. The assumed health care cost trend rate has a significant effect on the amounts reported. For example, a one-percentage-point increase in the assumed health care cost trend rate for each year would increase the APBO for ReliaStar and its subsidiaries as of December 31, 1996 approximately $.3 million and 1996 net postretirement health care cost for ReliaStar and its subsidiaries by approximately $.1 million.

Net periodic postretirement benefit costs charged to expense by the Company was $.2 million for the years ended December 31, 1996 and 1995.

SUCCESS SHARING PLAN AND ESOP

The Success Sharing Plan and ESOP (Success Sharing Plan) was designed to increase employee ownership and reward employees when certain Company performance objectives are met. Essentially all employees are eligible to participate in the Success Sharing Plan. Employees of United Services and Bankers Security (excluding NALIC) were first eligible to participate in the Success Sharing Plan effective January 1, 1996. The Success Sharing Plan has both qualified and nonqualified components. The nonqualified component is equal to 25% of the annual award and is paid in cash to employees. The qualified component is equal to 75% of the annual award, with 25% contributed to a deferred investment account and the remaining 50% contributed to the ESOP portion of the Success Sharing Plan. Costs charged to expense for the Success Sharing Plan were $.7 million and $1.0 million for the years ended December 31, 1996 and 1995, respectively.

STOCK-BASED COMPENSATION

Officers and key employees of the Company participate in stock-based compensation plans of ReliaStar. ReliaStar applies Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees," and related interpretations in accounting for its stock-based compensation plans. Accordingly, the Company has recorded no compensation expense for these stock-based compensation plans other than for restricted stock and performance-based awards.

NOTE 6. RELATED PARTY TRANSACTIONS

The Company and its affiliates have entered into agreements whereby affiliates and the Company provide certain management, administrative, legal, and other services for each other. The net amounts billed to the Company were $22.4 million and $9.0 million during 1996 and 1995, respectively. The costs allocated to the Company under these agreements may not be indicative of costs the Company might incur if these services were not provided by the Company's affiliates.

ReliaStar Life reinsures certain life policies written by the Company. Premiums ceded under these agreements were $2.3 million and $2.8 million for the years ended December 31, 1996 and 1995, respectively, and the net amount recoverable by the Company under this reinsurance agreement was $3.3 million at December 31, 1996 and 1995.

NOTE 7. SHAREHOLDER'S EQUITY

DIVIDEND RESTRICTIONS

The ability of the Company to pay cash dividends to its parent is restricted by law or subject to approval of the insurance regulatory authorities of the state of New York. These authorities recognize only statutory accounting practices for the ability of an insurer to pay dividends to its shareholders.

Under New York insurance law regulating the payment of dividends by the Company, any such payment must be paid solely from the earned surplus of the Company and advance notice thereof must be provided to the Superintendent of the New York Department of Insurance (the Superintendent). Earned surplus means the earned surplus as determined in accordance with statutory accounting practices (unassigned funds), less the amount of such earned surplus which is attributable to unrealized capital gains. Further, without approval of the Superintendent, the Company may not pay in any calendar year any dividend which, when combined with other dividends paid within the preceding 12 months, exceeds the lesser of
(i) 10% of the Company's statutory surplus at the prior year end or (ii) 100% of the Company's statutory net investment income for the prior calendar year.

STATUTORY SURPLUS AND NET INCOME

Net income of the Company, as determined in accordance with statutory accounting practices was $11.9 million and $13.5 million for 1996 and 1995, respectively. The Company's statutory capital and surplus was $149.9 million and $139.6 million at December 31, 1996 and 1995, respectively.

NOTE 8. REINSURANCE

The Company is a member of reinsurance associations established for the purpose of ceding the excess of life insurance over retention limits. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The amount of the allowance for uncollectible reinsurance receivables was immaterial at December 31, 1996 and 1995. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 1996, approximately 64% of the Company's reinsurance ceded was with one reinsurer. The Company's retention limit is $300,000 per life for individual coverage. For group coverage and reinsurance assumed, the retention is $75,000 per life with per occurrence limitations, subject to certain maximums. As of December 31, 1996, $3.2 billion of life insurance in force was ceded to other companies. The Company has assumed $2.2 billion of life insurance in force from other companies as of December 31, 1996.

The effect of reinsurance on premiums and recoveries is as follows:


                                                                                             YEAR ENDED DECEMBER 31
                                                                                             ----------------------
(IN MILLIONS)                                                                                1996              1995
-------------------------------------------------------------------------------------------------------------------
Direct Premiums                                                                             $59.8            $66.6
Reinsurance Assumed                                                                           2.1              2.2
Reinsurance Ceded                                                                           (14.8)           (15.4)
------------------------------------------------------------------------------------------------------------------
    NET PREMIUMS                                                                            $47.1            $53.4
==================================================================================================================
    REINSURANCE RECOVERIES                                                                 $  7.4           $  7.8
==================================================================================================================


NOTE 9. LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS AND CLAIM ADJUSTMENT EXPENSE

The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:


(IN MILLIONS)                                                                             1996                 1995
-------------------------------------------------------------------------------------------------------------------
Balance at January 1                                                                      $11.3              $14.1
Less Reinsurance Recoverables                                                               3.4                6.3
------------------------------------------------------------------------------------------------------------------
Net Balance at January 1                                                                    7.9                7.8

Incurred Related to:
   Current Year                                                                             3.3                6.2
   Prior Year                                                                               (.2)               2.3
------------------------------------------------------------------------------------------------------------------
Total Incurred                                                                              3.1                8.5

Paid Related to:
   Current Year                                                                              .9                2.4
   Prior Year                                                                               2.7                6.0
------------------------------------------------------------------------------------------------------------------
Total Paid                                                                                  3.6                8.4

Net Balance at December 31                                                                  7.4                7.9
Plus Reinsurance Recoverables                                                               2.1                3.4
------------------------------------------------------------------------------------------------------------------
Balance at December 31                                                                   $  9.5              $11.3
==================================================================================================================


The liability for unpaid accident and health claims and claim adjustment expenses is included in Future Policy and Contract Benefits on the Balance Sheets.

NOTE 10. COMMITMENTS AND CONTINGENCIES

LITIGATION

The Company is a defendant in a number of lawsuits arising out of the normal course of the business of the Company, some of which include claims for punitive damages. In the opinion of management, the ultimate resolution of such litigation will not result in any material adverse impact to the financial condition of the Company.

FINANCIAL INSTRUMENTS

The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to reduce its exposure to fluctuations in interest rates. These financial instruments include commitments to extend credit and interest rate swaps. Those instruments involve, to varying degrees, elements of credit, interest rate, or liquidity risk in excess of the amount recognized in the Balance Sheets.

The Company's exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit is represented by the contractual amount of those instruments. The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments. For interest rate swap transactions, the contract or notional amounts do not represent exposure to credit loss. The Company's exposure to credit loss is limited to those swaps where the Company has an unrealized gain.

Unless otherwise noted, the Company does not require collateral or other security to support financial instruments with credit risk.


                                                                                      CONTRACT OR NOTIONAL AMOUNT
                                                                                              DECEMBER 31
                                                                                              -----------
(IN MILLIONS)                                                                         1996                     1995
-------------------------------------------------------------------------------------------------------------------
Financial Instruments Whose Contract
  Amounts Represent Credit Risk
    Commitments to Extend Credit                                                     $26.4                     $9.0

Financial Instruments Whose Notional
  or Contract Amounts Exceed the Amount
  of Credit Risk
    Interest Rate Swap Agreements                                                    112.0                    120.0
-------------------------------------------------------------------------------------------------------------------


COMMITMENTS TO EXTEND CREDIT - Commitments to extend credit are legally binding agreements to lend to a customer. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. They generally may be terminated by the Company in the event of deterioration in the financial condition of the borrower. Since some of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future liquidity requirements. The Company evaluates each customer's creditworthiness on a case-by-case basis.

INTEREST RATE SWAP AGREEMENTS - The Company also enters into interest rate swap agreements to manage interest rate exposure. The primary reason for the interest rate swap agreements is to extend the duration of adjustable rate investments. Interest rate swap transactions generally involve the exchange of fixed and floating rate interest payment obligations without the exchange of the underlying principal amounts. Changes in market interest rates impact income from adjustable rate investments and have an opposite (and approximately offsetting) effect on the reported income from the swap portfolio. The risks under interest rate swap agreements are generally similar to those of futures contracts. Notional principal amounts are often used to express the volume of these transactions but do not represent the much smaller amounts potentially subject to credit risk.

LEASES

The Company has operating leases for office space and certain computer processing and other equipment. Rental expense for these items was $1.2 million and $.1 million for 1996 and 1995, respectively.

Future minimum aggregate rental commitments at December 31, 1996 for operating leases were as follows:

(IN MILLIONS)
--------------------------------------------------------------------------------
1997 - $1.3                                                          2000 - $1.2
1998 - $1.3                                                          2001 - $1.2
1999 - $1.3                                           2002 and thereafter - $3.0
--------------------------------------------------------------------------------

NOTE 11. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following disclosures are made in accordance with the requirements of SFAS No. 107, "Disclosures about Fair Value of Financial Instruments." SFAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The fair value estimates presented herein are based on pertinent information available to management as of December 31, 1996 and 1995. Although Management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since that date; therefore, current estimates of fair value may differ significantly from the amounts presented herein.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

FIXED MATURITY SECURITIES - The estimated fair value disclosures for debt securities satisfy the fair value disclosure requirements of SFAS No. 107. (see
Note 3.)

EQUITY SECURITIES - Fair value equals carrying value as these securities are carried at quoted market value.

MORTGAGE LOANS ON REAL ESTATE - The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses, using interest rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

CASH SHORT-TERM INVESTMENTS AND POLICY LOANS - The carrying amounts for these assets approximate the assets' fair values.

OTHER FINANCIAL INSTRUMENTS REPORTED AS ASSETS - The carrying amounts for these financial instruments (primarily premiums and other accounts receivable and accrued investment income) approximate those assets' fair values.

INVESTMENT CONTRACT LIABILITIES - The fair value for deferred annuities was estimated to be the amount payable on demand at the reporting date, as those investment contracts have no defined maturity and are similar to a deposit liability. The amount payable at the reporting date was calculated as the account balance less applicable surrender charges.

The fair values for supplementary contracts without life contingencies and immediate annuities were estimated using discounted cash flow analyses. The discount rate was based upon treasury rates plus a pricing margin.

The carrying amounts reported for other investment contracts, which includes participating pension contracts and retirement plan deposits, approximate those liabilities' fair value.

CLAIM AND OTHER DEPOSIT FUNDS - The carrying amounts for claim and other deposit funds approximate the liabilities' fair value.

OTHER FINANCIAL INSTRUMENTS REPORTED AS LIABILITIES - The carrying amounts for other financial instruments (primarily normal payables of a short-term nature) approximate those liabilities' fair values.

INTEREST RATE SWAPS - The fair value for interest rate swaps was estimated using discounted cash flow analyses. The discount rate was based upon rates currently being offered for similar interest rate swaps available from similar counterparties.

The carrying amounts and estimated fair values of the Company's financial instruments as of December 31, 1996 and 1995 are as follows:


                                                                  1996                            1995
                                                        -------------------------      ------------------------
                                                          CARRYING         FAIR          CARRYING         FAIR
(IN MILLIONS)                                              AMOUNT          VALUE          AMOUNT          VALUE
----------------------------------------------------------------------------------------------------------------
Financial Instruments Recorded as Assets
     Fixed Maturity Securities                           $ 1,356.7       $ 1,356.7      $ 1,413.4      $ 1,413.4
     Equity Securities                                         7.3             7.3            6.6            6.6
     Mortgage Loans on Real Estate
         Commercial                                          218.9           224.7          186.0          196.5
         Residential and Other                                57.4            58.7           47.9           49.1
     Policy Loans                                             73.4            73.4           68.5           68.5
     Cash and Short-Term Investments                           4.0             4.0           28.3           28.3
     Other Financial Instruments Recorded
          as Assets                                           38.9            38.9           39.1           39.1
Financial Instruments Recorded as Liabilities
     Investment Contracts
         Deferred Annuities                                 (770.4)         (748.6)        (836.2)        (806.2)
         Supplementary Contracts and Immediate
            Annuities                                         (2.9)           (2.8)          (4.4)          (4.0)
         Other Investment Contracts                          (12.3)          (12.3)           (.4)           (.4)
     Claim and Other Deposit Funds                            (1.1)           (1.1)             -              -
     Other Financial Instruments Recorded
         as Liabilities                                      (15.5)          (15.5)         (25.2)         (25.2)
Off-Balance-Sheet Financial Instruments
     Interest Rate Swaps                                         -             1.4              -            4.7
----------------------------------------------------------------------------------------------------------------


Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's holdings of a particular financial instrument. Because no market exists for a significant portion of the Company's financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Fair value estimates are based on existing on and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments. In addition, the tax ramifications related to the realization of the unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

NOTE 12. SUBSEQUENT EVENT

On February 23, 1997, ReliaStar signed a definitive agreement to acquire and merge Security-Connecticut Corporation (SRC) into ReliaStar. SRC is a holding company with two primary subsidiaries: Security Connecticut Life Insurance Company of Avon, Connecticut, and Lincoln Security Life Insurance Company (LSL) of Brewster, New York. As of December 31, 1996, LSL had assets of $365 million and total shareholders equity of $45 million. Completion of the merger is expected in the second or third quarter of 1997, and is subject to normal closing conditions, including approval by SRC shareholders and various regulatory approvals. It is management's current intent, pending regulatory approval, to merge LSL with and into the Company.


                                     PART C

                                OTHER INFORMATION


ITEM 24 FINANCIAL STATEMENTS AND EXHIBITS

     (a)  Financial Statements

          (1)  Condensed Financial Information is included in Part A.

          (2)  RELIASTAR BANKERS SECURITY VARIABLE ANNUITY FUNDS P AND Q(1)
               ----------------------------------------------------------
               Independent Auditors' Report
               Statements of Assets and Liabilities, December 31, 1996 Statements of Operations and Changes in Net Assets for
                  Years Ended December 31, 1996 and 1995
               Notes to Financial Statements

               RELIASTAR BANKERS SECURITY LIFE INSURANCE COMPANY
               -------------------------------------------------
               Independent Auditors' Report
               Consolidated Balance Sheets, December 31, 1996 and 1995 Consolidated Statements of Income, Years Ended
                  December 31, 1996 and 1995
               Consolidated Statements  of  Shareholders' Equity, Years Ended
                  December 31, 1996 and 1995
               Consolidated Statements of Cash Flows, Years Ended
                  December 31, 1996 and 1995
               Notes to Consolidated Financial Statements

     (b)  Exhibits

          (1) Resolutions of the Board of Directors of ReliaStar Bankers Security Life Insurance Company authorizing the establishment of the Separate Accounts.(2)

          (2)  Not applicable

          (3a) Form of Underwriting  Agreement for Variable  Annuity Funds P and
               Q.

          (3b) Form of Dealer Agreements for Variable Annuity Funds P and Q.

          (3c) Underwriting  and Dealer  Agreements  for  Variable  Annuity Fund
               M.(3)

          (3d) Participation     Agreement    with    Oppenheimer     Management
               Corporation.(4)

          (3e) Participation Agreement with Alliance Capital Management Corp.(4)

          (3f) Participation Agreement with Variable Insurance Products Fund and Fidelity Distributors Corporation.(5)

          (3g) Participation Agreement with Variable Insurance Products Fund II and Fidelity Distributors Corporation.(5)

          (3h) Form of Service Agreement and Service Contract with Fidelity Investments Institutional Operations Company, Inc., dated January 1, 1997.(6)

          (4)  Form of Contract.(7)

          (5)  Contract Application Form.

          (6)  Certificate of Incorporation and Bylaws.(5)

          (7)  Not Applicable.

          (8)  Not Applicable.


          (9) Opinion and Consent of Robert B. Saginaw as to legality of securities being registered.

          (10a) Written consent of Deloitte & Touche LLP, Independent Auditors.

          (10b) Written consent of KPMG Peat Marwick LLP, Independent Auditors.


          (11) Not applicable.

          (12) Not applicable.


          (13) Schedule for Computation of Performance Data.

          (14) Financial Data Schedule.

          (15a)Powers of Attorney  for Stephen A. Carb,  Richard R. Crowl,  John
               H. Flittie, James T. Hale, Wayne R. Huneke, Kenneth U. Kuk, Richard E. Nolan, Fioravante G. Perrotta, Robert C. Salipante, John G. Turner, Charles B. Updike, Ross M. Weale and Steven W. Wishart.(5)

          (15b) Power of Attorney for R. Michael Conley.


(1) Incorporated by reference to Registrant's Annual Report to Variable Annuity Contract Owners filed on March 7, 1997.

(2) Incorporated by reference to Registrant's Form N-8B-2 Registrant Statement dated September 29, 1980.

(3) Incorporated by reference to Post-effective Amendment No. 1 to Registrant's Registration Statement dated January 29, 1981.

(4) Incorporated by reference to Post-effective Amendment No. 5 to Registrant's Registration Statement dated April 24, 1991.

(5) Incorporated by reference to the initial registration statement, form S-6EL24, for file 333-19123, submitted December 31, 1996.

(6) Incorporated by reference to Post-Effective Amendment No. 20 to Form N-4 Registration Statement for Select Variable Account, File No. 2-75185, filed on April 7, 1997.


(7) Incorporated by reference to Registrant's Form N-4 Registration Statement dated January 13, 1987.


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


NAME                                 PRINCIPAL BUSINESS ADDRESS                 POSITIONS WITH DEPOSITOR
----                                 --------------------------                 ------------------------
Susan M. Bergen                      20 Washington Avenue South                 Secretary
                                     Minneapolis, MN  55401

Stephen A. Carb                      529 Fifth Avenue - 7th Floor               Director
                                     New York, NY  10017

James G. Cochran                     1000 Woodbury Road, Suite 102 Woodbury,    Executive Vice President
                                     NY  11797

R. Michael Conley                    20 Washington Avenue South                 Executive Vice President and Director
                                     Minneapolis, MN  55401

Richard R. Crowl                     20 Washington Avenue South                 Senior Vice President and General Counsel
                                     Minneapolis, MN  55401                     and Director

John H. Flittie                      20 Washington Avenue South                 Vice Chairman, Chief Executive Officer,
                                     Minneapolis, MN  55401                     President and Director

James T. Hale                        777 Nicollet Mall                          Director
                                     Minneapolis, MN  55402

Wayne R. Huneke                      20 Washington Avenue South                 Vice President and Director
                                     Minneapolis, MN  55401

Kenneth U. Kuk                       20 Washington Avenue South                 Vice President and Director
                                     Minneapolis, MN  55401

Richard E. Nolan                     One Chase Manhattan Plaza                  Director
                                     New York, NY  10005

Fioravante G. Perrotta               200 Park Avenue                            Director
                                     New York, NY  10166

Robert C. Salipante                  20 Washington Avenue South                 Executive Vice President and Director
                                     Minneapolis, MN  55401

David J. Sloane                      1000 Woodbury Road, Suite 102 Woodbury,    Executive Vice President and Chief
                                     NY  11797                                  Operating Officer

John G. Turner                       20 Washington Avenue South                 Chairman of the Board and Director
                                     Minneapolis, MN  55401

Charles B. Updike                    60 East 42nd Street                        Director
                                     New York, NY  10165

Ross M. Weale                        102 Brewster Avenue, Rt. 6                 Director
                                     Carmel, NY  10512

Steven W. Wishart                    20 Washington Avenue South                 Vice President and Director
                                     Minneapolis, MN  55401



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     The following chart identifies the subsidiaries of ReliaStar Financial Corp. and their relationship to one another, all of which, except where indicated, are either directly wholly-owned by ReliaStar Financial Corp., except for directors qualifying shares.


                                                                                      OWNER AND                        STATE OF
                                     COMPANY                                         PERCENTAGE                      INCORPORATION
                                     -------                                         ----------                      -------------
ReliaStar Financial Corp.                                                                                             Delaware
  ReliaStar Life Insurance Company ("RLIC")                                          RLR-100%                         Minnesota
       Northern Life Insurance Company ("NLIC")                                      RLIC-100%                        Washington
              Norlic, Inc.                                                           NLIC-100%                        Washington
              Nova, Inc.                                                             NLIC-100%                        Washington
       ReliaStar United Services Life Insurance Company ("RUSL")                     RLIC-100%                        Virginia
              ReliaStar Bankers Security Life Insurance Company ("RBSL")             RUSL-100%                        New York
                    North Atlantic Life Agency, Inc.                                 RBSL-100%                        New York
              Delaware Administrators, Inc.                                          RUSL-100%                        Ohio
              USL Services, Inc.                                                     RUSL-100%                        Virginia
       NWNL Benefits Corporation ("NBC")                                             RLIC-100%                        Minnesota
              NWNL Health Management Corp.                                           NBC-100%                         Minnesota
              Select Care Health Network, Inc.                                       NBC-50%                          California
       ReliaStar Mortgage Corporation ("RMC")                                        RLIC-100%                        Iowa
              James Mortgage Company                                                 RMC-100%                         Iowa
Washington Square Advisers, Inc.                                                     RLR-100%                         Minnesota
ReliaStar Investment Research, Inc.                                                  RLR-100%                         Minnesota
Washington Square Securities, Inc.                                                   RLR-100%                         Minnesota
ReliaStar Financial Marketing Corporation                                            RLR-100%                         Delaware
NWNL Northstar, Inc. ("NNI")                                                         RLR-80%                          Delaware
       Northstar Investment Management Corp.                                         NNI-80%                          Delaware
       NWNL Northstar Distributors, Inc.                                             NNI-80%                          Minnesota
       Northstar Administrators Corporation                                          NNI-80%                          Delaware
Bankers Centennial Management Corp.                                                  RLR-100%                         Virginia
IB Holdings, Inc. ("IB")                                                             RLR-100%                         Virginia
       International Risks, Inc.                                                     IB-100%                          Delaware
       Northeaster Corporation                                                       IB-100%                          Connecticut
       The New Providence Insurance Company, Limited                                 IB-100%                          Cayman Islands
       IB Resolution, Inc.                                                           IB-100%                          Virginia
Successful Money Management Seminars, Inc. ("SMMS")                                  RLR-100%                         Oregon
       Successful Money Management Software, Inc.                                    SMMS-100%                        Oregon
PrimeVest Financial Services, Inc.("PVF")                                            RLR-100%                         Minnesota
       PrimeVest Mortgage, Inc.                                                      PVF-100%                         Minnesota
       PrimeVest Insurance Agency of Alabama, Inc.                                   PVF-100%                         Alabama
       PrimeVest Insurance Agency of New Mexico, Inc.                                PVF-100%                         New Mexico
       PrimeVest Insurance Agency of Oklahoma, Inc.                                  Kevin Kluesner-100%              Oklahoma
       PrimeVest Insurance Agency of Texas, Inc.                                     Kevin Kluesner-100%              Texas
       PrimeVest Insurance Agency of Ohio, Inc.                         Class A      Robert Chapman-100%              Ohio
                                                                        Class B      PVF-100%
       Branson Insurance Agency, Inc.                                                PVF-100%                         Massachusetts
       Granite Investment Services, Inc.                                             PVF-100%                         Minnesota




ITEM 27. NUMBER OF CONTRACT OWNERS


     As of February 28, 1997, there were approximately 4809 Owners of qualified Contracts and approximately 3655 Owners of non-qualified Contracts offered by Registrants.


ITEM 28. INDEMNIFICATION

     Item 22, Part II and Exhibit A(6)(a) of Registrant's Registration Statement are hereby incorporated by reference.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrants pursuant to the foregoing provisions, or otherwise, the Registrants have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrants of expenses incurred or paid by a director, officer of controlling person of the Registrants in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrants will, unless in the opinion of its counsel the matter has been settled be controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER


     (a) Prior to February 1, 1997, ReliaStar Financial Marketing Corporation was the principal underwriter of the Contracts. Effective February 1, 1997, Washington Square Securities, Inc. ("WSSI") became the principal underwriter of the Contracts. WSSI also acts as distributor of (i) USLICO Series Fund, which funds variable life insurance policies of related companies; (ii) Select*Life, Select*Life II, Select*Life III, Select*Annuity II and Select*Annuity III contracts, issued by the Company's affiliate, ReliaStar Life Insurance Company; and (iii) Northern Life Advantage Variable Annuity, issued by the Company's affiliate, Northern Life Insurance Company.


     (b) The directors and officers of WSSI are as follows:



         NAME                             POSITIONS AND OFFICES WITH WSSI
         ----                             -------------------------------
         John H. Flittie                   Director and Chairman
         Roger W. Arnold                   Director
         Michael J. Dubes                  Director
         Robert C. Salipante               Director
         Steven W. Wishart                 Director
         James R. Gelder                   President
         Michael R. Fanning                Executive Vice President and Chief Marketing Officer
         Jeffrey A. Montgomery             Executive Vice President and Chief Operating Officer
         Robert B. Saginaw                 Vice President
         Susan M. Bergen                   Secretary
         David Braun                       Assistant Vice President
         David P. Wilken                   Treasurer
         Julie A. Cooney                   Assistant Treasurer
         Daniel S. Kuntz                   Assistant Treasurer
         David Cox                         Assistant Secretary
         Allen L. Kidd                     Assistant Secretary
         Loralee A. Renelt                 Assistant Secretary


     The principal business address of each of the foregoing executive officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401, except for the following individuals, whose principal business addresses are listed after their respective names: Julie A. Cooney: 80 Tuscany Way, Danville, California 94506; Michael J. Dubes: 1110 3rd Avenue, Seattle, Washington 98101; Allen L. Kidd: 222 North Arch Road, Richmond, Virginia 23236.


     (c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through ReliaStar Bankers Security Life Insurance Company, 4601 N. Fairfax Drive, Arlington, Virginia 22203.

ITEM 31. MANAGEMENT SERVICES

     Not applicable.

ITEM 32. UNDERTAKINGS


          (a) The Depositor, ReliaStar Bankers Security Life Insurance Company, represents that the fees and charges deducted under the flexible premium variable annuity contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ReliaStar Bankers Security Life Insurance Company.


          (b) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

          (c) Registrants undertake to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

          (d) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

          (e) With regard to restricted distributions to plan participants in accordance with the requirements of IRC Section 403(b)(11), the Registrant, in respect to a no-action letter issued by the Division of Investment Management (No. IP-6-88, November 28, 1988"), undertakes to:

               (1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

               (2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

               (3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

               (4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledgment the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) the investment alternatives available under the employer's
                    Section 403(b) arrangement, to which the participant may elect to transfer his contract value;

               (5) The Registrant represents that this said no-action letter is being relied upon and that the provisions of paragraphs (1)
                    - (4) above have been complied with.

                                   SIGNATURES


As  required by the  Securities  Act of 1933 and the  Investment  Company Act of
1940, Registrant certifies that it meets all of the requirements of effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Minneapolis and State of Minnesota, on this 30th day of April, 1997.


                      RELIASTAR BANKERS SECURITY VARIABLE ANNUITY
                      FUNDS M, P AND Q
                                        (Registrant)

                      By RELIASTAR BANKERS SECURITY LIFE INSURANCE COMPANY
                                        (Depositor)

                      By       /s/John H. Flittie
                        --------------------------------------------
                               John H. Flittie, Vice Chairman,
                               Chief Executive Officer and President


As required by the Securities Act of 1933 and the Investment Company Act of 1940, Depositor has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Minneapolis and State of Minnesota, on this 30th day of April, 1997.


                      By RELIASTAR BANKERS SECURITY LIFE INSURANCE COMPANY
                                        (Depositor)

                      By       /s/John H. Flittie
                        --------------------------------------------
                               John H. Flittie, Vice Chairman,
                               Chief Executive Officer and President


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed on this 30th day of April, 1997 by the following directors and officers of Depositor in the capacities indicated:

         /s/John H. Flittie      Vice Chairman, Chief Executive
         ------------------        Officer and President
         John H. Flittie

         /s/Rebecca R. Crunk     Vice President and Controller
         -------------------       (Principal Financial Officer)
         Rebecca R. Crunk


         Stephen A. Carb     Wayne R. Huneke            John G. Turner
         R. Michael Conley   Kenneth U. Kuk             Charles B. Updike
         Richard R. Crowl    Richard E. Nolan           Ross M. Weale
         John H. Flittie     Fioravante G. Perrotta     Steven W. Wishart
         James T. Hale       Robert C. Salipante


Jeffrey A. Proulx, by signing his name hereto, does hereby sign this document on behalf of each of the above-named directors of ReliaStar Bankers Security Life Insurance Company pursuant to powers of attorney duly executed by such persons.


                                   /s/Jeffrey A. Proulx
                              -----------------------------------
                              Jeffrey A. Proulx, Attorney-In-Fact



                                  EXHIBIT INDEX

(b)  Exhibits:


     (3a) Underwriting Agreement for Variable Annuity Funds P and Q, effective February 1, 1997.

     (3b) Form of Dealer Agreements for Variable Annuity Funds P and Q.

     (5)  Contract Application Form.

     (9) Opinion and Consent of Robert B. Saginaw as to the legality of the securities being registered.

     (10a) Written Consent of Deloitte & Touche LLP, Independent Auditors.

     (10b) Written Consent of KPMG Peat Marwick LLP, Independent Auditors.

     (13) Schedule for Computation of Performance Data.

     (14) Financial Data Schedule, filed hereto electronically as Exhibit 27 to Rule 401 of Regulation S-T.

     (15b) Power of Attorney for R. Michael Conley.